Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegany Park CLO Ltd.(a),(b)
Series 2019-1A Class A
3-month USD LIBOR + 1.330% Floor 1.330% 01/20/2033	3.164%	3,870,000	3,803,231
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	2.319%	7,500,000	7,299,210
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	3,060,000	3,057,435
Series 2020-2 Class B
09/13/2024	2.480%	850,000	850,000
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	278,786	278,267
Series 2017-1 Class D
01/18/2023	3.130%	1,755,000	1,778,347
Series 2019-2 Class B
07/18/2024	2.540%	6,060,000	5,974,780
Series 2019-3 Class C
07/18/2025	2.320%	1,650,000	1,643,764
Series 2020-1 Class D
12/18/2025	1.800%	950,000	876,516
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,450,000	1,380,203
Subordinated, Series 2016-3 Class C
04/08/2022	2.240%	4,642,902	4,610,138
Subordinated, Series 2019-1 Class D
03/18/2025	3.620%	2,250,000	2,249,142
Anchorage Capital CLO 11 Ltd.(a),(b)
Series 2019-11A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 07/22/2032	3.534%	11,000,000	10,936,442
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	2.561%	5,250,000	5,181,986
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	2.195%	6,400,000	6,275,085
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXXII(a),(b)
Series 2019-32A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/20/2033	3.003%	3,000,000	2,972,424
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class A2I
06/07/2049	4.194%	1,050,000	855,467
Series 2019-1A Class AII
06/07/2049	4.723%	500,000	381,097
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	2.499%	2,250,000	2,190,649
Atlas Senior Loan Fund Ltd.(a),(b)
Series 2017-8A Class A
3-month USD LIBOR + 1.300% 01/16/2030	2.476%	5,250,000	5,109,940
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	1.928%	16,835,795	16,723,231
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 11/21/2030	2.223%	2,500,000	2,447,405
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	766,667	753,495
Series 2016-1A Class A
06/20/2022	2.990%	2,800,000	2,768,694
Series 2016-2A Class A
11/20/2022	2.720%	6,700,000	6,527,212
Series 2017-2A Class A
03/20/2024	2.970%	750,000	731,570
Series 2020-1A Class A
08/20/2026	2.330%	115,000	107,081
Benefit Street Partners CLO XIX Ltd.(a),(b)
Series 2019-19A Class A
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2033	3.228%	4,500,000	4,399,240
Benefit Street Partners CLO XVIII Ltd.(a),(b)
Series 2019-18A Class A
3-month USD LIBOR + 1.340% 10/15/2032	2.559%	5,500,000	5,421,273
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Betony CLO 2 Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.080% 04/30/2031	1.840%	3,000,000	2,930,703
BlueMountain CLO Ltd.(a),(b)
Series 2012-2A Class AR2
3-month USD LIBOR + 1.050% Floor 1.050% 11/20/2028	1.427%	5,600,000	5,537,907
Series 2016-2A Class A1R
3-month USD LIBOR + 1.310% Floor 1.310% 08/20/2032	3.005%	7,000,000	6,859,972
Broad River BSL Funding CLO(a),(b),(c),(d),(e)
Series 2020-1A Class A
3-month USD LIBOR + 1.850% Floor 1.850% 04/20/2029	3.000%	2,090,000	2,090,000
California Republic Auto Receivables Trust
Series 2017-1 Class A4
06/15/2022	2.280%	1,726,944	1,729,753
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	2.275%	2,231,000	2,185,934
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	2.319%	4,000,000	3,917,928
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	2.041%	21,577,804	20,868,131
Carmax Auto Owner Trust
Series 2019-2 Class C
02/18/2025	3.160%	3,270,000	3,227,915
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	0.898%	781,707	745,296
CIFC Funding Ltd.(a),(b)
Series 2015-3A Class AR
3-month USD LIBOR + 0.870% 04/19/2029	2.005%	6,000,000	5,879,754
Series 2017-5A Class A1
3-month USD LIBOR + 1.180% 11/16/2030	2.315%	3,000,000	2,945,259
Series 2018-1A Class A
3-month USD LIBOR + 1.000% 04/18/2031	2.135%	5,000,000	4,867,210
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-2A Class A1
3-month USD LIBOR + 1.040% 04/20/2031	2.175%	12,000,000	11,695,512
Series 2019-6A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 01/16/2033	2.506%	2,900,000	2,870,229
Series 2019-6A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/16/2033	2.926%	2,000,000	1,993,046
CIG Auto Receivables Trust(a)
Series 2017-1A
05/15/2023	2.710%	55,915	55,257
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	1.516%	621,017	523,401
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2037	1.518%	6,052,739	5,987,988
CNH Equipment Trust
Series 2020-A Class A3
06/16/2025	1.160%	5,200,000	5,200,566
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	590,451	571,595
CPS Auto Receivables Trust(a)
Series 2018-A Class C
12/15/2023	3.050%	625,000	616,913
Credit Acceptance Auto Loan Trust(a)
Series 2018-2A Class A
05/17/2027	3.470%	515,000	517,494
Series 2019-3A Class A
11/15/2028	2.380%	3,925,000	3,869,610
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,221,875	1,217,366
Series 2019-1A Class A23
05/20/2049	4.352%	1,191,000	1,186,285
Series 2019-1A Class A2II
05/20/2049	4.021%	645,125	655,780
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	2,124,785	2,037,718

2	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Domino’s Pizza Master Issuer LLC(a)
Series 2017-1A Class A2II
07/25/2047	3.082%	1,072,500	1,074,506
Series 2018-1A Class A2I
07/25/2048	4.116%	1,473,750	1,526,496
Drive Auto Receivables Trust
Series 2019-3 Class B
02/15/2024	2.650%	4,010,000	4,058,005
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,777,500	1,709,820
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	2.449%	5,000,000	4,942,405
Dryden 49 Senior Loan Fund(a),(b)
Series 2017-49A Class A
3-month USD LIBOR + 1.210% 07/18/2030	2.345%	3,150,000	3,102,577
Dryden 75 CLO Ltd.(a),(b)
Series 2019-75A Class AR
3-month USD LIBOR + 1.200% Floor 1.200% 07/15/2030	2.419%	4,000,000	3,936,192
Dryden CLO Ltd.(a),(b)
Series 2020-78A Class A
3-month USD LIBOR + 1.180% Floor 1.180% 04/17/2033	2.447%	5,000,000	4,892,500
DT Auto Owner Trust(a)
Series 2018-2A Class C
03/15/2024	3.670%	3,489,881	3,516,779
Series 2019-1A Class C
11/15/2024	3.610%	2,490,000	2,509,941
Series 2019-2A Class C
02/18/2025	3.180%	2,250,000	2,232,023
Earnest Student Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 1.400% Floor 1.400% 01/25/2041	1.568%	127,313	126,057
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.968%	4,650,000	4,455,649
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% Floor 0.650% 04/25/2035	1.641%	1,664,965	1,624,643
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	1.518%	2,418,933	2,384,122
Elevation CLO Ltd.(a),(b)
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	2.439%	4,750,000	4,587,179
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	2,358,396	2,331,265
Series 2019-A Class B
03/25/2044	2.940%	1,200,000	1,152,288
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	2.092%	19,657,804	19,454,975
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class B
05/15/2023	3.060%	695,000	696,561
Series 2020-1A Class B
04/15/2024	2.260%	1,190,000	1,191,263
Flagship Credit Auto Trust(a)
Series 2020-2 Class C
04/15/2026	3.800%	235,000	235,103
Subordinated Series 2020-1 Class B
02/17/2025	2.050%	1,445,000	1,431,162
Subordinated, Series 2016-2
09/15/2022	3.840%	204,118	204,200
Subordinated, Series 2018-2 Class B
05/15/2023	3.560%	3,869,000	3,882,448
Subordinated, Series 2018-4 Class B
10/16/2023	3.880%	1,600,000	1,606,344
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	2,655,000	2,657,773
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	7,119,098
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,409,015

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Floorplan Master Owner Trust
Series 2018-4 Class A
11/15/2030	4.060%	7,600,000	7,608,263
Galaxy XV CLO Ltd.(a),(b)
Series 2013-15A Class AR
3-month USD LIBOR + 1.200% 10/15/2030	2.419%	2,225,000	2,175,307
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,597,917	1,518,681
GLS Auto Receivables Issuer Trust(a)
Series 2019-2A Class A
04/17/2023	3.060%	1,400,141	1,412,817
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	1,890,000	1,833,026
Subordinated, Series 2018-3A Class B
08/15/2023	3.780%	3,705,000	3,714,028
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	940,000	959,038
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	0.810%	801,606	727,817
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% 04/15/2031	2.229%	15,000,000	14,628,465
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,932,182	2,063,346
Series 2014-2A Class A
01/17/2073	3.610%	2,408,173	2,600,669
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	1,390,000	1,342,238
Series 2016-2A Class A
03/25/2022	2.950%	6,270,000	6,054,305
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% Floor 1.050% 05/25/2034	1.410%	3,325,609	3,165,304
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	1,239,434	1,353,116
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kayne CLO 7 Ltd.(a),(b)
Series 2020-7A Class A1
3-month USD LIBOR + 1.200% 04/17/2033	2.607%	5,000,000	4,869,735
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A1
3-month USD LIBOR + 1.380% Floor 1.380% 01/20/2033	3.500%	2,500,000	2,469,842
Series 2019-6A Class A2
3-month USD LIBOR + 1.850% Floor 1.850% 01/20/2033	3.601%	1,500,000	1,482,737
KVK CLO Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.930% 05/20/2029	1.307%	17,000,000	16,728,374
LCM XIII LP(a),(b)
Series 2013A Class ARR
3-month USD LIBOR + 1.140% 07/19/2027	2.275%	5,500,000	5,393,157
LCM XXIV Ltd.(a),(b)
Series 2024A Class A
3-month USD LIBOR + 1.310% Floor 1.310% 03/20/2030	2.445%	4,750,000	4,660,690
LCM XXV Ltd.(a),(b)
Series 2025A Class A
3-month USD LIBOR + 1.210% 07/20/2030	2.345%	1,643,000	1,610,506
Lendmark Funding Trust(a)
Series 2018-1A Class A
12/21/2026	3.810%	7,200,000	6,769,840
Series 2019-1A Class A
12/20/2027	3.000%	4,000,000	3,646,316
Series 2019-2A Class A
04/20/2028	2.780%	2,000,000	1,766,384
Madison Park Funding XIX Ltd.(a),(b)
Series 2015-19A Class B1R2
3-month USD LIBOR + 1.850% Floor 1.850% 01/22/2028	2.948%	3,000,000	2,881,854
Madison Park Funding XXI Ltd.(a),(b)
Series 2019-21A Class A1AR
3-month USD LIBOR + 1.350% Floor 1.350% 10/15/2032	2.569%	3,500,000	3,429,254
Magnetite CLO Ltd.(a),(b),(e)
Series 2020-26A Class A
3-month USD LIBOR + 1.750% 07/15/2030	2.500%	2,700,000	2,699,997

4	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	2.235%	1,050,000	1,024,647
Mariner CLO 5 Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% Floor 1.110% 04/25/2031	2.101%	5,500,000	5,385,209
Mariner Finance Issuance Trust(a)
Series 2019-AA Class A
07/20/2032	2.960%	1,300,000	1,229,524
Marlette Funding Trust(a)
Series 2019-3A Class B
09/17/2029	3.070%	2,050,000	1,920,192
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	1,000,000	952,223
Subordinated, Series 2017-3A Class C
12/15/2024	4.010%	3,343,613	3,338,136
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	3,871,510	3,943,788
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	726,733	608,440
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	2.027%	6,600,000	6,195,057
MidOcean Credit CLO X(a),(b)
Series 2019-10A Class A1
3-month USD LIBOR + 1.390% Floor 1.390% 10/23/2032	2.433%	19,000,000	18,287,424
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	956,273	1,007,452
Mid-State Trust VII
Series 7 Class A (AMBAC)
12/15/2036	6.340%	959,047	1,003,848
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	1,749,974	1,756,506
Series 2019-2GS Class A
07/20/2043	3.690%	1,874,028	1,842,713
Mosaic Solar Loan Trust(a)
Series 2019-1A Class A
12/21/2043	4.370%	1,999,091	2,020,628
Subordinated, Series 2018-2GS Class B
02/22/2044	4.740%	2,359,883	2,220,035
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	1,045,034	1,057,924
Mountain View CLO LLC(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.210% 01/16/2031	2.386%	6,500,000	6,252,805
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	2,280,000	2,258,402
Navient Student Loan Trust(b)
Series 2014-2 Class A
1-month USD LIBOR + 0.640% Floor 0.640% 03/25/2083	0.808%	5,104,011	4,694,278
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.788%	5,404,918	4,940,954
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.788%	2,368,790	2,167,585
Navient Student Loan Trust(a),(b)
Series 2017-1A Class A3
1-month USD LIBOR + 1.150% 07/26/2066	1.318%	3,530,000	3,374,720
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	1.218%	13,281,000	12,463,424
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.118%	4,210,000	3,712,680
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR2
3-month USD LIBOR + 2.000% Floor 2.000% 04/22/2029	3.098%	2,000,000	1,913,562
Neuberger Berman CLO XVI-S Ltd.(a),(b)
Series 2017-16SA Class A
3-month USD LIBOR + 0.850% 01/15/2028	2.069%	6,865,882	6,785,984
Neuberger Berman Loan Advisers CLO 33 Ltd.(a),(b)
Series 2019-33A Class C
3-month USD LIBOR + 2.450% 10/16/2032	4.590%	2,000,000	1,951,168
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	595,000	592,983

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1A Class A2
02/15/2023	3.220%	2,230,000	2,217,541
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	2,515,000	2,332,386
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	2.455%	5,550,000	5,446,681
OHA Loan Funding Ltd.(a),(b)
Subordinated Series 2019-1A Class A1R2
3-month USD LIBOR + 1.340% Floor 1.340% 11/15/2032	1.732%	4,500,000	4,434,597
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	6,828,317
Subordinated, Series 2017-2A Class D
10/15/2024	3.420%	1,200,000	1,195,935
Subordinated, Series 2018-1A Class B
04/14/2025	3.710%	11,400,000	11,288,234
Subordinated, Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,491,441
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	13,075,000	13,022,150
Subordinated, Series 2017-1A Class B
09/14/2032	2.790%	1,000,000	940,489
Subordinated, Series 2017-1A Class C
09/14/2032	3.350%	800,000	728,505
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	2.348%	13,881,454	13,613,528
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	2.265%	8,000,000	7,912,272
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class B
3-month USD LIBOR + 2.250% Floor 2.250% 04/20/2028	3.359%	2,250,000	2,169,203
Palmer Square Ltd.(a),(b)
Series 2015-2A Class A1R2
3-month USD LIBOR + 1.100% 07/20/2030	2.235%	1,250,000	1,225,976
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.220% 11/14/2029	1.644%	6,000,000	5,908,020
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,969,550	3,613,913
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,492,507	1,384,077
Santander Consumer Auto Receivables Trust(a)
Series 2020-AA Class C
02/17/2026	3.710%	1,310,000	1,309,836
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
10/15/2025	2.490%	850,000	848,430
Subordinated Series 2020-1 Class B
11/15/2024	3.030%	2,300,000	2,306,966
Subordinated, Series 2018-2 Class D
02/15/2024	3.880%	2,060,000	2,093,948
Subordinated, Series 2018-5 Class C
12/16/2024	3.810%	4,660,000	4,702,220
Subordinated, Series 2019-2 Class C
10/15/2024	2.900%	3,320,000	3,260,321
Subordinated, Series 2019-2 Class D
07/15/2025	3.220%	1,750,000	1,740,117
Subordinated, Series 2019-3 Class D
10/15/2025	2.680%	2,200,000	2,137,143
Santander Retail Auto Lease Trust(a)
Series 2019-A Class B
05/22/2023	3.010%	1,500,000	1,477,580
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	2,965,613	2,971,166
Shackleton VII CLO Ltd.(a),(b)
Series 2015-7RA Class A1
3-month USD LIBOR + 1.170% 07/15/2031	2.389%	10,250,000	9,921,118
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% 05/07/2031	1.574%	11,000,000	10,649,265
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	393,865	391,345
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	1,833,260	1,516,614

6	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	1.541%	4,909,715	4,653,513
SLM Student Loan Trust(b)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	1.741%	3,628,656	3,465,019
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	2.191%	1,165,000	940,395
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	2.191%	1,165,000	928,918
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	2.841%	1,165,000	981,127
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	2.841%	4,060,000	3,628,825
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	2.091%	5,303,858	4,993,962
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.841%	1,165,000	950,131
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.841%	1,165,000	1,075,685
Series 2008-8 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2075	3.241%	1,165,000	1,081,170
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	3.241%	1,165,000	1,100,112
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	0.868%	6,015,780	5,541,130
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	0.818%	2,932,279	2,685,278
SoFi Consumer Loan Program LLC(a)
Series 2017-3 Class B
05/25/2026	3.850%	2,800,000	2,631,417
SoFi Consumer Loan Program LLC(a),(f)
Subordinated Series 2017-4 Class B
05/26/2026	3.590%	1,325,000	1,240,108
SoFi Consumer Loan Program Trust(a)
Series 2018-2 Class A2
04/26/2027	3.350%	5,991,798	6,034,286
Series 2019-4 Class C
08/25/2028	2.840%	1,200,000	1,010,156
Series 2019-4 Class D
08/25/2028	3.480%	350,000	287,454
Subordinated, Series 2019-1 Class D
02/25/2028	4.420%	4,000,000	3,339,080
Subordinated, Series 2019-2 Class D
04/25/2028	4.200%	3,000,000	2,481,999
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2B
10/25/2032	2.740%	984,421	958,951
Series 2016-C Class A2B
12/27/2032	2.360%	652,568	648,233
Series 2017-A Class A2B
03/26/2040	2.400%	527,176	526,110
Series 2017-D Class A2FX
09/25/2040	2.650%	1,126,824	1,142,918
Series 2017-E Class A2B
11/26/2040	2.720%	205,000	206,999
Series 2018-A Class A2B
02/25/2042	2.950%	335,000	335,043
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,521,673
Series 2019-C Class BFX
11/16/2048	3.050%	1,500,000	1,479,338
Subordinated, Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,599,069
Subordinated, Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,478,259
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.118%	141,720	136,282

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	2,147,448
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,895,250	1,781,058
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	2.061%	6,000,000	5,788,914
Sound Point CLO XXV Ltd.(a),(b)
Series 2019-4A Class A1A
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2033	3.231%	1,490,000	1,420,584
Springleaf Funding Trust(a)
Series 2016-AA Class A
11/15/2029	2.900%	479,126	479,369
Series 2017-AA Class A
07/15/2030	2.680%	4,500,000	4,477,925
Subordinated, Series 2017-AA Class B
07/15/2030	3.100%	600,000	553,895
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,922,025	1,783,980
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,808,403	1,743,404
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,426,951
TCW CLO Ltd.(a),(b)
Series 2019-2A Class A1A
3-month USD LIBOR + 1.340% Cap 1.340% 10/20/2032	2.475%	8,000,000	7,872,424
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	2.375%	12,941,634	12,691,304
Tesla Auto Lease Trust(a)
Series 2018-B Class C
10/20/2021	4.360%	1,800,000	1,770,621
THL Credit Wind River CLO Ltd.(b)
Series 2016-1A Class CR
3-month USD LIBOR + 2.100% 07/15/2028	3.319%	3,350,000	3,172,882
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% 07/20/2031	2.335%	6,750,000	6,480,776
TICP CLO I Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.300% 07/20/2027	2.435%	10,000,000	9,809,010
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class B
3-month USD LIBOR + 1.600% 01/25/2031	2.591%	9,000,000	8,420,850
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	2.429%	7,500,000	7,333,785
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.007% 01/20/2031	2.205%	10,000,000	9,681,080
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	1.161%	7,785,312	7,318,913
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	977,500	969,455
Series 2019-1A Class A2I
06/15/2049	3.783%	3,406,875	3,293,754
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class B
10/17/2022	3.260%	4,525,000	4,570,303
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	1,395,000	1,363,041
Subordinated, Series 2019-2A Class B
07/15/2024	2.620%	6,300,000	6,293,760
World Financial Network Credit Card Master Trust
Series 2015-B Class A
06/17/2024	2.550%	5,030,000	5,028,386
York CLO-4 Ltd.(a),(b)
Series 2016-2A Class A1R
3-month USD LIBOR + 1.090% 04/20/2032	2.225%	7,500,000	7,325,550
York CLO-6 Ltd.(a),(b)
Series 2019-1A Class A1
3-month USD LIBOR + 1.350% 07/22/2032	2.448%	7,000,000	6,881,959

8	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	2.509%	3,970,453	3,853,749
Zais CLO 8 Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	2.169%	5,439,777	5,317,567
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% 07/20/2031	2.335%	12,878,577	12,309,240
Total Asset-Backed Securities — Non-Agency (Cost $893,482,839)			871,409,543

Commercial Mortgage-Backed Securities - Agency 1.9%

Federal Home Loan Mortgage Corp.
01/01/2027	3.170%	2,891,565	3,195,533
08/01/2031	3.400%	2,728,189	3,118,246
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f),(g)
CMO Series K028 Class X1
02/25/2023	0.267%	118,185,407	704,338
CMO Series K055 Class X1
03/25/2026	1.364%	2,123,977	143,963
CMO Series K057 Class X1
07/25/2026	1.189%	2,492,590	150,491
CMO Series K059 Class X1
09/25/2026	0.313%	7,308,283	126,437
CMO Series K060 Class X1
10/25/2026	0.074%	26,496,900	151,136
CMO Series K152 Class X1
01/25/2031	0.957%	4,238,732	298,803
CMO Series K718 Class X1
01/25/2022	0.603%	21,425,204	153,803
Series K069 Class X1
09/25/2027	0.364%	38,689,413	955,787
Series K091 Class X1
03/25/2029	0.559%	39,953,716	1,760,225
Series K095 Class X1
06/25/2029	0.949%	53,237,852	3,850,987
Series K728 Class X1
08/25/2024	0.413%	287,592,493	4,180,445
Series K729 Class X1
10/25/2024	0.364%	181,241,222	2,393,399
Series K735 Class X1
05/25/2026	0.965%	13,589,034	680,812
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	6,647,335
Series K074 Class A2
01/25/2028	3.600%	8,660,000	10,080,418
Series K155 Class A3
04/25/2033	3.750%	6,935,000	8,503,583
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	7,467,083
Series K158 Class A3
10/25/2033	3.900%	4,385,000	5,368,561
Federal National Mortgage Association
03/01/2028	3.690%	4,063,412	4,644,851
02/01/2029	4.140%	6,342,241	7,268,113
06/01/2029	3.210%	10,500,000	12,073,176
09/01/2029	3.180%	14,365,000	16,541,550
12/01/2029	3.090%	2,932,570	3,341,855
11/01/2031	3.400%	1,500,000	1,796,366
10/01/2032	3.180%	5,941,522	6,799,524
01/01/2037	3.610%	4,362,063	4,866,606
11/01/2037	3.210%	7,043,869	8,026,010
04/01/2040	2.455%	3,495,000	3,535,396
Federal National Mortgage Association(f)
Series 2013-M6 Class 1AC
02/25/2043	3.456%	4,456,480	4,928,749
Government National Mortgage Association(f),(g)
CMO Series 2011-38 Class IO
04/16/2053	0.144%	5,202,577	113,705
CMO Series 2013-162 Class IO
09/16/2046	0.547%	57,960,564	1,118,030
CMO Series 2014-134 Class IA
01/16/2055	0.537%	21,722,217	370,277
CMO Series 2015-101 Class IO
03/16/2052	0.762%	11,892,233	496,338
CMO Series 2015-114
03/15/2057	0.847%	3,457,735	151,373
CMO Series 2015-120 Class IO
03/16/2057	0.790%	14,369,686	626,390
CMO Series 2015-125 Class IB
01/16/2055	1.243%	53,627,754	2,534,769
CMO Series 2015-125 Class IO
07/16/2055	0.787%	35,909,826	1,360,343
CMO Series 2015-146 Class IC
07/16/2055	0.834%	35,596,407	1,417,773
CMO Series 2015-171 Class IO
11/16/2055	0.867%	9,854,437	477,468
CMO Series 2015-174 Class IO
11/16/2055	0.909%	45,204,169	2,019,343

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-21 Class IO
07/16/2056	0.895%	10,375,121	475,035
CMO Series 2015-29 Class EI
09/16/2049	0.716%	19,470,480	745,910
CMO Series 2015-41 Class IO
09/16/2056	0.589%	4,570,578	164,138
CMO Series 2015-6 Class IO
02/16/2051	0.677%	11,272,390	414,938
CMO Series 2015-70 Class IO
12/16/2049	0.975%	17,787,134	916,758
CMO Series 2016-39 Class IO
01/16/2056	0.824%	6,458,120	303,680
Series 2014-101 Class IO
04/16/2056	0.813%	35,700,199	1,438,086
Series 2016-152 Class IO
08/15/2058	0.876%	19,947,125	1,233,580
Series 2017-168 Class IO
12/16/2059	0.658%	32,673,599	1,692,538
Series 2018-110 Class IA
11/16/2059	0.735%	49,700,363	2,668,979
Series 2018-2 Class IO
12/16/2059	0.753%	15,259,328	903,992
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	1.366%	503,487	501,652
Government National Mortgage Association(f)
Series 2003-88 Class Z
03/16/2046	5.437%	153,551	164,674
Total Commercial Mortgage-Backed Securities - Agency (Cost $151,731,018)			156,063,350

Commercial Mortgage-Backed Securities - Non-Agency 7.3%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	2,130,000	2,314,980
Arbor Multifamily Mortgage Securities Trust(a)
Series 2020-MF1 Class A4
05/15/2053	2.495%	19,000,000	19,305,681
Banc of America Merrill Lynch Commercial Mortgage, Inc.(f),(g)
Series 2019-BN18 Class XA
05/15/2062	0.905%	60,381,709	3,708,506
BANK(f),(g)
Series 2017-BNK8 Class XA
11/15/2050	0.740%	32,396,366	1,401,321
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANK(a)
Subordinated, Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	1,533,347
BBCMS Mortgage Trust(a),(f)
Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,051,940
BBCMS Mortgage Trust(f),(g)
Series 2018-C2 Class XA
12/15/2051	0.771%	61,766,285	3,130,877
BBCMS Mortgage Trust(a)
Subordinated, Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,392,290
Subordinated, Series 2016-ETC Class B
08/14/2036	3.189%	900,000	873,492
Subordinated, Series 2016-ETC Class C
08/14/2036	3.391%	770,000	635,317
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,241,542
Benchmark Mortgage Trust(f),(g)
03/15/2053	0.000%	25,398,842	2,348,039
Series 2019-B10 Class XA
03/15/2062	1.231%	30,033,490	2,362,134
Benchmark Mortgage Trust
Series 2018-B2 Class A4
02/15/2051	3.615%	16,000,000	17,467,624
Benchmark Mortgage Trust(a)
Series 2020-B17 Class D
03/15/2053	2.250%	1,760,000	992,196
Benchmark Mortgage Trust(f)
Subordinated, Series 2018-B8 Class C
01/15/2052	4.874%	3,000,000	2,691,213
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class G
1-month USD LIBOR + 2.300% Floor 2.300% 10/15/2036	2.484%	3,176,707	2,970,221
Series 2019-XL Class J
1-month USD LIBOR + 2.650% Floor 2.650% 10/15/2036	2.834%	2,159,205	2,008,061
Series 2020-BXLP Class E
1-month USD LIBOR + 1.600% Floor 1.600% 12/15/2036	1.784%	1,500,000	1,394,780
Series 2020-BXLP Class F
1-month USD LIBOR + 2.000% Floor 2.000% 12/15/2036	2.184%	2,800,000	2,583,889

10	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-BXLP Class G
1-month USD LIBOR + 2.500% Floor 2.500% 12/15/2036	2.684%	3,935,000	3,625,327
BX Trust(a),(b)
Series 2019-CALM Class E
1-month USD LIBOR + 2.000% Floor 2.000% 11/25/2032	2.184%	3,500,000	2,954,432
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,120,429
BXP Trust(a),(f)
Subordinated, Series 2017-GM Class D
06/13/2039	3.425%	2,500,000	2,460,970
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	2,380,000	2,695,895
Cantor Commercial Real Estate Lending
Series 2019-CF2 Class A5
11/15/2052	2.874%	2,100,000	2,200,377
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	16,949,489
Cantor Commercial Real Estate Lending(f),(g)
Series 2019-CF2 Class XA
11/15/2052	1.374%	47,133,117	3,711,526
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	17,526,997
Series 2017-CD6 Class A3
11/13/2050	3.104%	10,000,000	10,358,031
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	21,276,544
CD Mortgage Trust(f),(g)
Series 2019-CD8 Class XA
08/15/2057	1.412%	69,369,281	6,507,491
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	6,110,242
CFCRE Commercial Mortgage Trust(f),(g)
Series 2016-C4 Class XA
05/10/2058	1.697%	62,522,114	4,323,717
CFK Trust(a)
Series 2020-MF2 Class E
03/15/2039	3.572%	6,690,000	5,797,682
CGDB Commercial Mortgage Trust(a),(b)
Series 2019-MOB Class E
1-month USD LIBOR + 2.000% Floor 2.000% 11/15/2036	2.184%	3,790,000	3,468,469
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	10,789,205
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	4,359,325
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	10,390,084
Series 2019-GC43 Class A4
11/10/2052	3.038%	2,050,000	2,202,292
Citigroup Commercial Mortgage Trust(a)
Series 2020-555 Class A
12/10/2041	2.647%	14,926,000	15,045,386
Subordinated, Series 2016-C2 Class E
08/10/2049	4.594%	2,420,000	1,379,201
Citigroup Commercial Mortgage Trust(f)
Subordinated, Series 2016-P5 Class C
10/10/2049	4.318%	2,610,000	2,196,966
Citigroup Commercial Mortgage Trust(a),(f)
Subordinated, Series 2018-C6 Class D
11/10/2051	5.066%	1,240,000	836,704
CityLine Commercial Mortgage Trust(a),(f)
Subordinated, Series 2016-CLNE Class B
11/10/2031	2.778%	3,600,000	3,546,457
Subordinated, Series 2016-CLNE Class C
11/10/2031	2.778%	1,350,000	1,268,788
COMM Mortgage Trust(a)
Series 2013-CR7 Class AM
03/10/2046	3.314%	4,250,000	4,352,356
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	1,436,463	1,499,547
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class F
02/10/2037	3.633%	2,513,000	1,872,185
Subordinated Series 2013-CR10 Class E
08/10/2046	4.789%	1,220,000	1,005,775
Subordinated Series 2013-CR7 Class D
03/10/2046	4.394%	8,575,000	5,543,451
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,793,000	3,661,521
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,651,784	2,831,969
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,243,749
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,295,356

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,786,010
Series 2015-CR26 Class A4
10/10/2048	3.630%	1,600,000	1,735,884
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	838,656
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	885,536
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,990,763
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	8,877,818
Series 2016-DC2 Class A5
02/10/2049	3.765%	4,832,000	5,133,804
Commercial Mortgage Trust(f)
Series 2013-CR9 Class A4
07/10/2045	4.195%	2,427,625	2,584,705
Commercial Mortgage Trust(a),(f)
Series 2016-667M Class C
10/10/2036	3.179%	6,770,000	6,216,317
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	2,115,000	2,227,783
CoreVest American Finance Trust(a)
Series 2017-1 Class A
10/15/2049	2.968%	1,566,007	1,569,299
Credit Suisse Mortgage Capital Certificates(a),(b)
Series 2019-ICE4 Class F
1-month USD LIBOR + 2.650% Floor 2.650% 05/15/2036	2.834%	3,530,000	3,243,250
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	13,780,000	13,135,230
CSAIL Commercial Mortgage Trust(f)
Series 2017-CX9 Class A5
09/15/2050	3.446%	3,270,000	3,567,117
Subordinated, Series 2017-C8 Class C
06/15/2050	4.314%	3,960,000	3,274,735
CSAIL Commercial Mortgage Trust
Series 2018-CX11 Class A5
04/15/2051	4.033%	5,940,000	6,587,355
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,617,226
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	1.884%	2,784,417	2,597,142
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	2.184%	10,952,040	9,931,500
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,000,000	2,858,043
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,935,112
DBUBS Mortgage Trust(a),(b)
Subordinated Series 2011-LC2A Class F
1-month USD LIBOR + 3.650% Floor 3.650%, Cap 4.000% 07/10/2044	3.823%	3,300,000	2,247,804
DBUBS Mortgage Trust(a),(f)
Subordinated, Series 2011-LC2A Class E
07/10/2044	5.530%	1,900,000	1,425,045
DBWF Mortgage Trust(a),(f)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,779,497
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,683,713
Fontainebleau Miami Beach Trust(a)
Series 2019-FBLU Class F
12/10/2036	4.095%	1,240,000	1,002,179
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,712,008
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	10,687,302
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	21,478,792
Series 2019-GC38 Class A4
02/10/2052	3.968%	1,780,000	2,041,248
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,240,000	3,506,608
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,948,994
GS Mortgage Securities Trust(a),(f)
Subordinated, Series 2019-GC40 Class DBD
07/10/2052	3.550%	4,090,000	3,807,023
Subordinated, Series 2019-GC40 Class DBE
07/10/2052	3.550%	3,132,000	2,759,353
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,340,489

12	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,278,343
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,230,691
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,714,221
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	3,430,000	3,658,782
Series 2014-C26 Class A3
01/15/2048	3.231%	342,490	360,617
JPMBB Commercial Mortgage Securities Trust(a),(f)
Series 2013-C17 Class F
01/15/2047	3.867%	1,840,000	1,220,149
JPMBB Commercial Mortgage Securities Trust(a)
Subordinated, Series 2014-C26 Class E
01/15/2048	4.000%	2,480,000	1,409,188
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR4 Class A5
03/10/2052	4.029%	3,870,000	4,447,887
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,500,000	8,929,638
Series 2019-COR6 Class A4
11/13/2052	3.057%	6,110,000	6,631,582
Subordinated Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	7,928,062
JPMDB Commercial Mortgage Securities Trust(f)
Subordinated, Series 2016-C4 Class C
12/15/2049	3.090%	1,436,000	1,123,462
JPMorgan Chase Commercial Mortgage Securities Trust(a),(f)
Series 2011-C5 Class E
08/15/2046	4.000%	1,611,000	1,229,953
Series 2016-NINE Class A
09/06/2038	2.949%	3,235,000	3,363,454
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A4
01/15/2046	3.991%	3,937,120	4,175,231
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	2,250,110
JPMorgan Chase Commercial Mortgage Securities Trust(f)
Subordinated, Series 2014-C20 Class B
07/15/2047	4.399%	2,000,000	2,011,001
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,832,694
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LSTAR Commercial Mortgage Trust(a),(f)
Series 2015-3 Class D
04/20/2048	3.133%	2,000,000	1,391,799
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	819,405
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,850,000	2,956,515
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	1,997,887
Series 2015-C21 Class A3
03/15/2048	3.077%	502,394	525,811
Series 2016-C29 Class ASB
05/15/2049	3.140%	1,000,000	1,039,260
Morgan Stanley Bank of America Merrill Lynch Trust(a),(f)
Subordinated, Series 2013-C13 Class E
11/15/2046	4.904%	1,000,000	706,776
Subordinated, Series 2014-C14 Class D
02/15/2047	4.946%	2,890,600	2,307,789
Morgan Stanley Bank of America Merrill Lynch Trust(a)
Subordinated, Series 2014-C18 Class D
10/15/2047	3.389%	5,670,000	4,038,873
Morgan Stanley Bank of America Merrill Lynch Trust(f)
Subordinated, Series 2017-C34 Class C
11/15/2052	4.185%	2,840,000	2,311,192
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,770,596
Series 2019-H6 Class A4
06/15/2052	3.417%	2,324,000	2,533,811
Morgan Stanley Capital I Trust(a),(f)
Subordinated, Series 2016-BNK2 Class E
11/15/2049	3.904%	1,870,000	938,743
Morgan Stanley Capital I Trust(f)
Subordinated, Series 2017-HR2 Class C
12/15/2050	4.225%	2,750,000	2,243,560
MRCD Mortgage Trust(a)
Series 2019-PARK Class E
12/15/2036	2.718%	1,850,000	1,708,693
Series 2019-PARK Class F
12/15/2036	2.718%	867,000	784,982
Natixis Commercial Mortgage Securities Trust(a)
Series 2020-2PAC Class A
01/15/2025	2.966%	2,300,000	2,361,203
Prima Capital CRE Securitization Ltd.(a)
Series 2019-RK1 Class BD
04/15/2038	3.500%	5,180,000	4,792,025

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-RK1 Class DD
04/15/2038	3.500%	240,000	204,409
Subordinated, Series 2019-RK1 Class CD
04/15/2038	3.500%	4,040,000	3,654,311
RBS Commercial Funding, Inc., Trust(a),(f)
Series 2013-GSP Class A
01/15/2032	3.834%	2,420,000	2,448,955
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,331,918
SG Commercial Mortgage Securities Trust(a),(f)
Series 2020-COVE Class E
03/15/2037	3.852%	6,680,000	5,901,611
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.220% Floor 1.220% 11/15/2027	1.654%	2,461,743	1,835,790
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	6,302,340
Series 2019-C17 Class A4
10/15/2052	2.921%	2,190,000	2,313,228
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,583,582	2,634,889
Series 2013-C5 Class A4
03/10/2046	3.185%	2,740,000	2,820,434
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	2,001,629
UBS-Barclays Commercial Mortgage Trust(a),(f)
Series 2012-C4 Class E
12/10/2045	4.475%	2,270,000	1,085,700
Subordinated Series 2012-C4 Class D
12/10/2045	4.475%	1,330,000	670,589
Subordinated, Series 2013-C5 Class C
03/10/2046	4.099%	5,000,000	4,493,012
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	2,040,501
Series 2018-C44 Class A5
05/15/2051	4.212%	2,700,000	3,097,677
Series 2018-C45 Class A3
06/15/2051	3.920%	20,000,000	22,331,682
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated, Series 2018-BXI Class F
1-month USD LIBOR + 2.457% Floor 2.457% 12/15/2036	2.641%	5,061,675	4,387,905
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class A2
12/15/2046	3.027%	8,973	8,990
Series 2014-C24 Class A3
11/15/2047	3.428%	793,614	811,036
WF-RBS Commercial Mortgage Trust(a),(f)
Subordinated, Series 2014-LC14 Class D
03/15/2047	4.586%	4,350,000	2,899,440
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $628,807,430)			612,128,756

Commercial Paper 0.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.1%
Ford Motor Credit Co. LLC(a)
10/08/2020	4.060%	6,000,000	5,913,114
Total Commercial Paper (Cost $5,932,317)			5,913,114

Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(d),(h)	1,728	84
Total Energy		84
Total Common Stocks (Cost $7,496)		84

Corporate Bonds & Notes 36.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Airbus Finance BV(a)
04/17/2023	2.700%	1,548,000	1,586,805
BAE Systems PLC(a)
04/15/2030	3.400%	1,080,000	1,172,050
Boeing Co. (The)
05/01/2025	4.875%	608,000	645,223
05/01/2050	5.805%	332,000	376,260
08/01/2059	3.950%	3,500,000	3,088,202
05/01/2060	5.930%	332,000	387,345
Bombardier, Inc.(a)
12/01/2021	8.750%	930,000	674,103
12/01/2024	7.500%	2,850,000	1,746,775
03/15/2025	7.500%	3,275,000	1,989,673
04/15/2027	7.875%	2,575,000	1,526,242

14	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Embraer Netherlands Finance BV
06/15/2025	5.050%	780,000	712,308
General Dynamics Corp.
04/01/2030	3.625%	341,000	395,629
Huntington Ingalls Industries Inc.(a)
05/01/2030	4.200%	665,000	723,920
Lockheed Martin Corp.
12/15/2042	4.070%	365,000	455,522
06/15/2050	2.800%	656,000	686,318
Northrop Grumman Corp.
10/15/2047	4.030%	435,000	528,267
05/01/2050	5.250%	1,460,000	2,116,300
Raytheon Technologies Corp.
07/01/2050	3.125%	376,000	396,437
Rockwell Collins, Inc.
03/15/2027	3.500%	1,341,000	1,441,304
Textron, Inc.
03/01/2024	4.300%	690,000	729,504
03/01/2025	3.875%	300,000	316,598
06/01/2030	3.000%	3,275,000	3,123,948
TransDigm, Inc.
05/15/2025	6.500%	175,000	171,240
United Technologies Corp.
08/16/2023	3.650%	51,000	55,450
05/01/2035	5.400%	128,000	170,887
07/15/2038	6.125%	188,000	268,845
06/01/2042	4.500%	1,752,000	2,151,009
05/04/2047	4.050%	560,000	661,104
Total			28,297,268
Agencies 0.0%
Israel Government AID Bond(i)
03/15/2022	0.000%	1,295,000	1,280,506
11/15/2025	0.000%	1,600,000	1,528,889
Total			2,809,395
Airlines 0.3%
American Airlines Pass-Through Trust
01/15/2023	4.950%	490,688	383,640
Series 2016-2 Class AA
06/15/2028	3.200%	886,117	784,458
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	2,346,591	2,043,042
10/29/2024	4.000%	1,686,271	1,485,265
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	2,209,495	2,098,369
06/10/2028	2.000%	8,068,000	7,364,234
06/10/2028	2.500%	1,242,000	1,096,745
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines, Inc.
10/28/2024	2.900%	3,115,000	2,518,110
Southwest Airlines Co.
11/16/2027	3.450%	198,000	178,566
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	441,061	366,230
06/03/2025	4.625%	2,611,187	2,052,962
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	6,215,482	5,608,937
Total			25,980,558
Apartment REIT 0.1%
AvalonBay Communities, Inc.
01/15/2031	2.450%	550,000	565,528
Camden Property Trust
05/15/2030	2.800%	337,000	352,182
ERP Operating LP
02/15/2030	2.500%	624,000	645,589
Essex Portfolio LP
05/01/2023	3.250%	514,000	524,706
01/15/2030	3.000%	1,235,000	1,281,331
03/15/2032	2.650%	1,580,000	1,569,878
UDR, Inc.
08/15/2031	3.000%	1,054,000	1,076,235
Total			6,015,449
Automotive 1.5%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,268,422
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	2,250,000	2,115,236
04/01/2027	6.500%	900,000	841,537
American Honda Finance Corp.
10/10/2023	3.625%	2,375,000	2,549,238
09/10/2024	2.150%	1,250,000	1,276,124
BMW US Capital LLC(a),(b)
3-month USD LIBOR + 0.410% 04/12/2021	1.721%	1,030,000	1,020,484
BMW US Capital LLC(a)
04/12/2021	3.100%	1,370,000	1,386,646
04/12/2023	3.450%	1,623,000	1,691,583
Cooper-Standard Automotive, Inc.(a)
11/15/2026	5.625%	2,225,000	1,425,080
Daimler Finance North America LLC(a)
02/12/2021	2.300%	1,126,000	1,120,351
05/04/2021	3.350%	3,555,000	3,595,455
03/10/2025	2.125%	1,275,000	1,239,565
03/10/2030	2.625%	3,425,000	3,226,977

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.292%	2,000,000	1,942,469
Dana Financing Luxembourg Sarl(a)
06/01/2026	6.500%	10,000	10,102
Dana Holding Corp.
12/15/2024	5.500%	790,000	790,328
Delphi Technologies PLC(a)
10/01/2025	5.000%	126,000	130,482
Ford Motor Co.
02/01/2029	6.375%	740,000	672,138
01/15/2043	4.750%	1,250,000	955,191
12/08/2046	5.291%	500,000	394,651
Ford Motor Credit Co. LLC
11/02/2020	2.343%	6,990,000	6,933,194
02/01/2021	5.750%	2,435,000	2,434,181
03/18/2021	3.336%	745,000	732,699
10/12/2021	3.813%	1,605,000	1,561,391
01/07/2022	5.596%	5,035,000	5,022,412
01/09/2022	3.219%	675,000	648,698
03/28/2022	3.339%	503,000	484,666
08/03/2022	2.979%	5,095,000	4,854,088
11/01/2022	3.350%	6,065,000	5,755,759
01/09/2024	3.810%	2,585,000	2,436,226
09/08/2024	3.664%	894,000	833,166
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	2.191%	3,610,000	3,365,650
3-month USD LIBOR + 1.270% 03/28/2022	2.645%	1,000,000	907,833
3-month USD LIBOR + 1.080% 08/03/2022	1.636%	880,000	799,512
General Motors Co.
10/01/2025	6.125%	549,000	598,416
10/01/2027	6.800%	1,850,000	2,111,784
10/02/2043	6.250%	1,925,000	2,004,656
General Motors Financial Co., Inc.(b)
3-month USD LIBOR + 0.850% 04/09/2021	2.170%	3,690,000	3,607,389
General Motors Financial Co., Inc.
04/09/2021	3.550%	7,235,000	7,230,026
07/06/2021	3.200%	1,950,000	1,949,381
09/25/2021	4.375%	3,155,000	3,187,781
11/06/2021	4.200%	820,000	830,557
04/10/2022	3.450%	570,000	569,846
06/30/2022	3.150%	995,000	985,599
07/08/2022	3.550%	1,000,000	1,000,413
03/20/2023	5.200%	590,000	615,080
02/26/2025	2.900%	3,190,000	3,073,977
07/13/2025	4.300%	1,060,000	1,073,575
03/01/2026	5.250%	2,345,000	2,457,270
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Harley-Davidson Financial Services, Inc.(a)
02/04/2022	4.050%	535,000	543,729
02/15/2023	3.350%	3,935,000	3,954,399
Hyundai Capital America(a)
11/02/2026	3.500%	3,680,000	3,595,895
02/10/2027	3.000%	2,935,000	2,700,111
IHO Verwaltungs GmbH(a),(j)
09/15/2026	4.750%	2,925,000	2,807,188
Lear Corp.
05/15/2049	5.250%	1,685,000	1,528,009
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,179,692
Toyota Motor Credit Corp.
04/13/2021	2.950%	1,107,000	1,128,733
02/13/2025	1.800%	6,615,000	6,767,611
02/13/2030	2.150%	750,000	763,158
Volkswagen Group of America Finance LLC(a)
11/13/2020	3.875%	2,125,000	2,147,493
11/12/2021	4.000%	2,965,000	3,055,662
05/13/2025	3.350%	1,685,000	1,754,995
Total			128,643,959
Banking 8.9%
ABN AMRO Bank NV(a)
Subordinated
07/28/2025	4.750%	777,000	842,378
American Express Co.
08/03/2023	3.700%	1,195,000	1,289,812
ANZ New Zealand International Ltd.(a)
02/13/2023	1.900%	6,235,000	6,353,043
Banco Bradesco SA(a)
01/27/2025	3.200%	1,150,000	1,102,137
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	1,050,000	1,105,357
Banco Santander SA(a)
11/09/2022	4.125%	150,000	154,620
Banco Santander SA
02/23/2023	3.125%	800,000	823,115
04/12/2023	3.848%	2,000,000	2,103,080
05/28/2025	2.746%	1,000,000	1,019,108
05/28/2030	3.490%	2,600,000	2,656,693
Banco Santander SA(b)
3-month USD LIBOR + 1.120% 04/12/2023	2.431%	1,400,000	1,364,999
Bancolombia SA
01/29/2025	3.000%	1,075,000	1,031,498

16	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(k)
07/21/2021	2.369%	2,470,000	2,471,594
12/20/2023	3.004%	1,294,000	1,351,981
03/05/2024	3.550%	6,318,000	6,718,779
03/15/2025	3.458%	2,000,000	2,151,882
03/05/2029	3.970%	724,000	815,832
02/13/2031	2.496%	4,365,000	4,456,195
04/29/2031	2.592%	2,424,000	2,494,191
04/23/2040	4.078%	2,365,000	2,776,892
03/20/2051	4.083%	3,830,000	4,570,244
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,278,533
Bank of America Corp.
01/11/2023	3.300%	2,000,000	2,116,117
01/22/2024	4.125%	3,000,000	3,313,310
Subordinated
01/22/2025	4.000%	795,000	866,625
04/21/2025	3.950%	2,500,000	2,728,989
03/03/2026	4.450%	2,000,000	2,248,416
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	3,780,000	3,963,889
Bank of Montreal
08/27/2021	1.900%	5,400,000	5,490,100
05/01/2025	1.850%	4,535,000	4,648,931
Bank of Montreal(k)
Subordinated
12/15/2032	3.803%	1,068,000	1,112,029
Bank of New York Mellon Corp. (The)
01/29/2023	2.950%	995,000	1,052,582
08/16/2023	2.200%	3,185,000	3,319,034
04/24/2025	1.600%	3,885,000	4,031,282
Bank of New Zealand(a)
02/21/2025	2.000%	4,510,000	4,600,439
Bank of Nova Scotia (The)
04/20/2021	3.125%	1,000,000	1,023,048
05/01/2023	1.625%	8,550,000	8,702,545
Subordinated
12/16/2025	4.500%	1,500,000	1,676,324
Bank of Nova Scotia (The)(e),(k)
12/31/2049	4.900%	1,130,000	1,116,033
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	3,185,000	3,392,500
11/21/2024	2.375%	5,255,000	5,451,712
Barclays PLC
01/10/2023	3.684%	4,045,000	4,161,234
03/16/2025	3.650%	270,000	287,373
01/10/2047	4.950%	1,350,000	1,673,683
Subordinated
05/09/2028	4.836%	995,000	1,073,223
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC(k)
02/15/2023	4.610%	4,955,000	5,184,798
05/07/2025	3.932%	3,347,000	3,563,811
BB&T Corp.
06/20/2022	3.050%	3,365,000	3,508,158
08/01/2024	2.500%	2,450,000	2,582,909
BNP Paribas SA(a)
03/01/2023	3.500%	895,000	937,108
01/09/2025	3.375%	1,235,000	1,309,762
08/14/2028	4.400%	345,000	392,089
BNP Paribas SA(a),(k)
11/19/2025	2.819%	8,105,000	8,321,679
01/13/2031	3.052%	2,275,000	2,344,704
BPCE SA(a)
01/11/2028	3.250%	460,000	492,704
10/01/2029	2.700%	2,350,000	2,460,897
Subordinated
10/22/2023	5.700%	545,000	597,081
07/11/2024	4.625%	4,200,000	4,480,452
07/21/2024	5.150%	3,578,000	3,891,468
Canadian Imperial Bank of Commerce(k)
07/22/2023	2.606%	2,317,000	2,382,512
Canadian Imperial Bank of Commerce
04/02/2024	3.100%	283,000	300,066
01/28/2025	2.250%	3,235,000	3,330,778
Capital One Financial Corp.
04/30/2021	3.450%	10,575,000	10,801,795
03/09/2027	3.750%	1,895,000	1,993,974
05/11/2027	3.650%	499,000	520,365
Capital One NA
07/23/2021	2.950%	1,050,000	1,068,320
09/06/2022	2.150%	1,705,000	1,725,522
Citibank NA
07/23/2021	3.400%	995,000	1,024,567
Citibank NA(k)
05/20/2022	2.844%	3,380,000	3,440,030
Citigroup, Inc.(k)
07/24/2023	2.876%	4,564,000	4,712,945
05/15/2024	1.678%	656,000	660,899
04/08/2026	3.106%	4,210,000	4,441,027
01/29/2031	2.666%	5,550,000	5,652,456
03/26/2041	5.316%	1,170,000	1,532,754
12/31/2049	4.700%	10,225,000	8,925,854
12/31/2049	5.000%	1,100,000	1,029,992
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,410,264
10/21/2026	3.200%	2,115,000	2,259,525

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
06/10/2025	4.400%	4,250,000	4,695,091
09/13/2025	5.500%	1,500,000	1,752,336
05/18/2046	4.750%	2,910,000	3,508,194
Citigroup, Inc.(e),(k)
06/03/2031	2.572%	9,145,000	9,149,945
Citizens Financial Group, Inc.
04/30/2030	3.250%	6,075,000	6,236,687
Comerica Bank
07/23/2024	2.500%	3,995,000	4,121,081
Comerica, Inc.
07/31/2023	3.700%	2,250,000	2,405,352
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	435,000	443,657
Cooperatieve Rabobank UA
01/10/2023	2.750%	4,580,000	4,804,471
12/01/2023	4.625%	600,000	654,706
Subordinated
11/09/2022	3.950%	424,000	445,740
08/04/2025	4.375%	1,506,000	1,662,087
Credit Agricole SA(a)
04/24/2023	3.750%	5,105,000	5,399,002
Credit Suisse AG(a)
Subordinated
08/08/2023	6.500%	1,030,000	1,116,525
Credit Suisse Group AG(a),(k)
12/14/2023	2.997%	6,707,000	6,912,705
01/12/2029	3.869%	638,000	687,398
04/01/2031	4.194%	775,000	861,216
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	4,890,000	5,188,833
Danske Bank A/S(a)
01/12/2022	5.000%	2,000,000	2,088,806
09/12/2023	3.875%	3,995,000	4,174,582
Danske Bank A/S(a),(k)
12/20/2025	3.244%	380,000	388,476
Deutsche Bank AG
01/22/2021	3.150%	2,705,000	2,710,440
05/12/2021	3.375%	1,988,000	1,994,067
02/14/2022	5.000%	6,300,000	6,485,236
Deutsche Bank AG(k)
11/26/2025	3.961%	2,920,000	3,002,104
Discover Bank
08/08/2023	4.200%	4,000,000	4,262,087
03/13/2026	4.250%	789,000	842,576
Discover Financial Services
04/27/2022	5.200%	2,697,000	2,808,965
11/21/2022	3.850%	1,000,000	1,033,709
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DNB Bank ASA(a)
12/02/2022	2.150%	3,030,000	3,122,258
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	1,205,000	1,222,772
Fifth Third Bancorp
06/15/2022	2.600%	1,595,000	1,646,805
Global Bank Corp.(a)
10/20/2021	4.500%	400,000	405,701
Goldman Sachs Group, Inc. (The)
06/15/2020	6.000%	2,030,000	2,033,842
01/26/2027	3.850%	2,855,000	3,142,446
02/07/2030	2.600%	1,240,000	1,253,413
Subordinated
10/21/2025	4.250%	1,344,000	1,490,875
05/22/2045	5.150%	2,410,000	3,014,255
Goldman Sachs Group, Inc. (The)(k)
10/31/2022	2.876%	3,005,000	3,069,354
09/29/2025	3.272%	3,985,000	4,208,066
06/05/2028	3.691%	1,145,000	1,254,176
04/23/2029	3.814%	2,795,000	3,080,171
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	1.110%	1,402,000	1,375,439
HSBC Holdings PLC(k)
03/11/2025	3.803%	595,000	637,110
03/13/2028	4.041%	1,150,000	1,239,644
05/22/2030	3.973%	1,243,000	1,364,141
Junior Subordinated
12/31/2049	6.000%	877,000	856,109
Subordinated
11/07/2025	2.633%	550,000	566,745
HSBC Holdings PLC
03/08/2026	4.300%	2,500,000	2,801,273
03/31/2030	4.950%	390,000	460,023
HSBC Holdings PLC(e),(k)
06/04/2026	2.099%	1,924,000	1,923,872
06/04/2031	2.848%	5,550,000	5,540,697
ING Groep NV
04/09/2024	3.550%	1,512,000	1,620,535
Itau Unibanco Holding SA(a)
01/24/2025	3.250%	650,000	631,020
JPMorgan Chase & Co.
10/15/2020	4.250%	2,000,000	2,028,551
07/15/2025	3.900%	4,000,000	4,480,820
06/15/2026	3.200%	2,405,000	2,620,994
Subordinated
05/01/2023	3.375%	1,000,000	1,064,382
09/10/2024	3.875%	8,940,000	9,799,210

18	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(k)
06/18/2022	3.514%	4,010,000	4,117,808
04/01/2023	3.207%	4,190,000	4,355,960
04/23/2024	3.559%	8,541,000	9,085,851
06/01/2024	1.514%	7,975,000	8,035,508
07/23/2024	3.797%	675,000	726,713
06/01/2028	2.182%	1,091,000	1,098,551
01/23/2029	3.509%	13,570,000	14,814,007
04/23/2029	4.005%	3,180,000	3,590,047
12/05/2029	4.452%	600,000	700,778
03/24/2031	4.493%	6,460,000	7,680,614
04/22/2031	2.522%	3,280,000	3,356,050
11/15/2048	3.964%	2,475,000	2,877,887
12/31/2049	4.000%	4,500,000	3,911,124
12/31/2049	4.600%	4,778,000	4,216,002
12/31/2049	5.000%	2,572,000	2,417,371
04/22/2051	3.109%	3,500,000	3,570,810
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,100,619
Subordinated
05/13/2031	2.956%	2,340,000	2,411,058
JPMorgan Chase & Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.800% 12/31/2049	4.487%	5,905,000	5,410,876
KeyCorp.
04/06/2027	2.250%	3,085,000	3,089,983
Lloyds Banking Group PLC(k)
03/17/2023	2.858%	3,370,000	3,434,060
11/07/2023	2.907%	4,473,000	4,594,596
02/05/2026	2.438%	695,000	702,279
Lloyds Banking Group PLC
08/16/2023	4.050%	2,940,000	3,143,004
03/12/2024	3.900%	2,600,000	2,782,572
03/22/2028	4.375%	1,975,000	2,213,117
Subordinated
11/04/2024	4.500%	5,560,000	5,997,973
Macquarie Bank Ltd.(a),(e)
Subordinated
06/03/2030	3.624%	736,000	751,048
Mitsubishi UFJ Financial Group, Inc.
07/26/2023	3.761%	2,968,000	3,184,948
02/25/2025	2.193%	2,000,000	2,049,968
09/13/2026	2.757%	255,000	270,197
02/25/2030	2.559%	1,763,000	1,811,912
Mizuho Financial Group, Inc.(k)
09/11/2024	3.922%	2,668,000	2,853,846
05/25/2026	2.226%	797,000	809,267
Mizuho Financial Group, Inc.(a)
04/12/2026	3.477%	225,000	243,408
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(b)
SOFR + 0.700% 01/20/2023	0.738%	4,225,000	4,136,337
Junior Subordinated
3-month USD LIBOR + 3.610% 12/31/2049	4.829%	5,000,000	4,372,034
Morgan Stanley
10/23/2024	3.700%	5,500,000	6,054,365
07/23/2025	4.000%	1,725,000	1,927,055
01/27/2026	3.875%	3,665,000	4,116,888
Morgan Stanley(k)
04/28/2026	2.188%	860,000	883,515
07/22/2028	3.591%	7,245,000	7,977,494
01/24/2029	3.772%	4,315,000	4,814,261
01/23/2030	4.431%	2,885,000	3,371,931
04/01/2031	3.622%	478,000	532,861
04/22/2039	4.457%	310,000	375,770
03/24/2051	5.597%	500,000	719,338
National Australia Bank Ltd.
11/04/2021	3.700%	2,745,000	2,858,818
National Australia Bank Ltd.(a),(k)
Subordinated
08/02/2034	3.933%	925,000	976,783
Nationwide Building Society(a)
01/27/2023	2.000%	611,000	623,802
Nationwide Building Society(a),(k)
04/26/2023	3.622%	1,540,000	1,576,205
03/08/2024	3.766%	1,000,000	1,047,496
08/01/2024	4.363%	4,595,000	4,916,615
07/18/2030	3.960%	870,000	961,667
NatWest Markets PLC(a)
09/29/2022	3.625%	3,020,000	3,137,972
Northern Trust Corp.
05/01/2030	1.950%	928,000	952,912
Northern Trust Corp.(k)
Junior Subordinated
05/08/2032	3.375%	2,005,000	2,107,125
PNC Bank NA
04/29/2021	2.150%	2,050,000	2,078,288
PNC Financial Services Group, Inc. (The)
07/23/2026	2.600%	2,255,000	2,443,845
Royal Bank of Canada
10/05/2023	3.700%	1,500,000	1,631,215
11/01/2024	2.250%	1,568,000	1,642,287
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	3,000,000	3,180,276
Royal Bank of Scotland Group PLC(k)
05/22/2028	3.073%	4,701,000	4,814,864

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Holdings USA, Inc.
06/07/2024	3.500%	2,650,000	2,753,139
10/05/2026	3.244%	3,920,000	3,937,391
Santander Holdings USA, Inc.(e)
06/02/2025	3.450%	4,110,000	4,147,712
Santander UK Group Holdings PLC
08/05/2021	2.875%	3,675,000	3,736,875
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	4,777,000	5,079,805
Santander UK PLC
01/05/2021	2.500%	1,790,000	1,809,722
06/01/2021	3.400%	507,000	520,591
06/18/2024	2.875%	4,250,000	4,515,108
Santander UK PLC(b)
3-month USD LIBOR + 0.620% 06/01/2021	0.970%	3,415,000	3,420,831
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	5,322,173
01/22/2025	2.625%	3,710,000	3,730,517
01/22/2030	3.000%	627,000	626,215
Standard Chartered PLC(a),(k)
05/21/2025	3.785%	3,340,000	3,502,617
01/30/2026	2.819%	5,220,000	5,269,400
State Street Corp.(a),(k)
03/30/2026	2.901%	1,880,000	2,015,877
State Street Corp.
01/24/2030	2.400%	1,500,000	1,602,552
State Street Corp.(k)
11/01/2034	3.031%	746,000	784,844
Sumitomo Mitsui Financial Group, Inc.
10/19/2021	2.442%	515,000	527,807
07/12/2022	2.784%	1,720,000	1,781,082
09/27/2024	2.448%	745,000	771,422
Swedbank AB(a),(e)
06/02/2023	1.300%	719,000	722,415
Toronto-Dominion Bank (The)
03/11/2024	3.250%	1,366,000	1,480,430
06/12/2024	2.650%	1,632,000	1,737,610
Truist Bank
03/10/2025	1.500%	5,075,000	5,171,563
Subordinated
03/11/2030	2.250%	1,265,000	1,252,133
Truist Financial Corp.(k)
12/30/2049	4.800%	2,000,000	1,910,066
Truist Financial Corp.(e),(k)
12/31/2049	4.950%	1,288,000	1,298,906
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Bancorp(k)
Junior Subordinated
12/31/2049	5.300%	2,980,000	3,011,705
UBS AG(a)
04/21/2022	1.750%	9,148,000	9,291,756
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	5,580,000	5,819,926
UBS Group Funding Switzerland AG(a),(k)
08/15/2023	2.859%	2,083,000	2,145,600
UniCredit SpA(a)
04/12/2022	3.750%	3,125,000	3,167,082
US Bancorp
05/12/2025	1.450%	8,680,000	8,890,344
US Bank NA
01/21/2025	2.050%	777,000	812,793
Wells Fargo & Co.
01/24/2024	3.750%	2,500,000	2,693,813
12/07/2046	4.750%	360,000	429,023
Subordinated
08/15/2023	4.125%	4,000,000	4,290,818
Wells Fargo & Co.(k)
10/30/2025	2.406%	1,260,000	1,291,573
04/30/2026	2.188%	2,185,000	2,215,566
05/22/2028	3.584%	1,700,000	1,842,655
10/30/2030	2.879%	3,678,000	3,820,134
02/11/2031	2.572%	6,875,000	6,944,450
04/30/2041	3.068%	8,252,000	8,343,430
04/04/2051	5.013%	9,570,000	12,617,714
Wells Fargo & Co.(e),(k)
06/02/2028	2.393%	17,225,000	17,366,756
Wells Fargo Bank NA
10/22/2021	3.625%	1,250,000	1,297,751
Wells Fargo Bank NA(k)
09/09/2022	2.082%	1,290,000	1,306,123
Westpac Banking Corp.
01/11/2022	2.800%	1,961,000	2,026,541
02/19/2025	2.350%	620,000	653,754
Total			745,403,360
Brokerage/Asset Managers/Exchanges 0.6%
Brookfield Finance LLC
04/15/2050	3.450%	6,735,000	5,785,333
Brookfield Finance, Inc.
06/02/2026	4.250%	1,000,000	1,085,547
04/15/2030	4.350%	342,000	374,042
Charles Schwab Corp. (The)
03/10/2025	3.000%	1,209,000	1,314,553
01/25/2028	3.200%	2,000,000	2,189,469
05/22/2029	3.250%	630,000	696,121

20	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles Schwab Corp. (The)(k)
12/31/2049	5.375%	6,296,000	6,608,458
Intercontinental Exchange, Inc.
06/15/2030	2.100%	742,000	748,885
09/21/2048	4.250%	965,000	1,189,655
06/15/2050	3.000%	4,929,000	4,975,239
Jefferies Group LLC
01/20/2023	5.125%	5,000,000	5,387,883
01/20/2043	6.500%	600,000	646,438
KKR Group Finance Co. VII LLC(a)
02/25/2050	3.625%	6,120,000	5,811,786
National Securities Clearing Corp.(a)
04/23/2025	1.500%	1,126,000	1,141,877
Nuveen Finance LLC(a)
11/01/2024	4.125%	1,050,000	1,158,280
Raymond James Financial, Inc.
04/01/2030	4.650%	1,040,000	1,192,247
07/15/2046	4.950%	1,745,000	2,061,664
Stifel Financial Corp.
12/01/2020	3.500%	980,000	984,631
07/18/2024	4.250%	750,000	784,637
05/15/2030	4.000%	3,755,000	3,854,621
Total			47,991,366
Building Materials 0.2%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	2,305,000	2,158,111
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	3,283,775
Owens Corning
06/01/2030	3.875%	2,120,000	2,148,853
Standard Industries, Inc.(a)
02/15/2027	5.000%	720,000	740,588
01/15/2028	4.750%	295,000	297,914
Summit Materials LLC/Finance Corp.(a)
06/01/2025	5.125%	1,035,000	1,016,808
U.S. Concrete, Inc.
06/01/2024	6.375%	2,925,000	2,949,580
Vulcan Materials Co.
06/15/2047	4.500%	2,610,000	2,765,965
Total			15,361,594
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	225,000	231,286
06/01/2029	5.375%	125,000	134,769
08/15/2030	4.500%	3,116,000	3,233,086
05/01/2032	4.500%	1,404,000	1,451,724
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,065,000	2,196,736
07/23/2025	4.908%	988,000	1,128,789
10/23/2035	6.384%	1,775,000	2,326,343
10/23/2045	6.484%	4,170,000	5,456,204
03/01/2050	4.800%	2,330,000	2,598,800
04/01/2051	3.700%	1,452,000	1,400,763
Comcast Corp.
10/15/2025	3.950%	3,212,000	3,676,518
02/01/2030	2.650%	750,000	798,397
01/15/2031	1.950%	1,193,000	1,194,703
03/01/2048	4.000%	2,000,000	2,383,434
11/01/2049	3.999%	2,000,000	2,372,695
02/01/2050	3.450%	1,900,000	2,118,549
Cox Communications, Inc.(a)
12/15/2022	3.250%	500,000	525,111
08/15/2024	3.150%	2,265,000	2,407,034
CSC Holdings LLC(a)
10/15/2025	10.875%	2,000,000	2,165,845
05/15/2026	5.500%	809,000	845,171
02/01/2028	5.375%	1,193,000	1,269,024
04/01/2028	7.500%	300,000	333,046
01/15/2030	5.750%	2,250,000	2,386,368
DISH DBS Corp.
11/15/2024	5.875%	1,180,000	1,166,199
07/01/2026	7.750%	2,039,000	2,115,751
Intelsat Jackson Holdings SA(a),(l)
10/15/2024	0.000%	832,000	473,813
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	3,783,000	2,258,277
NBCUniversal Media LLC
01/15/2023	2.875%	720,000	762,343
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	960,000	1,031,641
Time Warner Cable LLC
09/01/2021	4.000%	1,500,000	1,535,995
07/01/2038	7.300%	215,000	287,505
09/01/2041	5.500%	5,371,000	6,328,002
Viasat, Inc.(a)
04/15/2027	5.625%	1,270,000	1,284,183
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,846,764
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	244,000	253,066
05/15/2029	5.500%	2,000,000	2,103,865
Total			65,081,799
Chemicals 0.5%
Air Products and Chemicals, Inc.
05/15/2040	2.700%	313,000	324,202
05/15/2050	2.800%	188,000	196,803

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	1,059,000	1,047,134
Cabot Corp.
07/01/2029	4.000%	2,710,000	2,781,354
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	105,642
CF Industries, Inc.
06/01/2043	4.950%	1,700,000	1,797,112
Chevron Phillips Chemical Co. LLC/LP(a)
06/01/2028	3.700%	930,000	951,581
Dow Chemical Co. (The)
10/01/2034	4.250%	1,281,000	1,404,089
11/30/2048	5.550%	443,000	565,002
DuPont de Nemours, Inc.
05/01/2023	2.169%	4,988,000	5,104,756
Eastman Chemical Co.
10/15/2044	4.650%	2,511,000	2,760,321
FMC Corp.
10/01/2026	3.200%	1,607,000	1,701,952
10/01/2049	4.500%	340,000	381,642
International Flavors & Fragrances, Inc.
09/25/2020	3.400%	497,000	498,472
09/26/2048	5.000%	3,780,000	4,180,230
LYB International Finance III LLC
05/01/2050	4.200%	2,125,000	2,245,233
LyondellBasell Industries NV
04/15/2024	5.750%	1,778,000	2,018,835
Mosaic Co. (The)
11/15/2033	5.450%	1,475,000	1,490,947
11/15/2043	5.625%	985,000	1,002,651
Nutrien Ltd.
03/15/2024	3.625%	500,000	535,792
05/13/2030	2.950%	493,000	515,239
05/13/2050	3.950%	426,000	465,500
PPG Industries, Inc.
06/15/2030	2.550%	3,983,000	4,064,344
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,226,030
Sasol Financing USA LLC
03/27/2024	5.875%	645,000	531,697
Yara International ASA(a),(e)
06/04/2030	3.148%	1,844,000	1,865,678
Total			41,762,238
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/01/2021	1.931%	4,655,000	4,723,520
12/07/2023	3.650%	4,530,000	4,980,877
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caterpillar, Inc.
09/19/2049	3.250%	2,150,000	2,377,829
John Deere Capital Corp.
03/07/2024	2.600%	1,105,000	1,175,432
United Rentals North America, Inc.
07/15/2025	5.500%	5,300,000	5,484,556
05/15/2027	5.500%	1,078,000	1,145,272
01/15/2028	4.875%	1,075,000	1,109,162
07/15/2030	4.000%	1,325,000	1,290,601
Total			22,287,249
Consumer Cyclical Services 0.3%
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,834,246
Booking Holdings, Inc.
04/13/2025	4.100%	1,000,000	1,090,596
eBay, Inc.
03/11/2025	1.900%	5,320,000	5,375,971
Expedia Group, Inc.(a)
05/01/2025	6.250%	2,490,000	2,659,963
Experian Finance PLC(a)
02/01/2029	4.250%	780,000	881,905
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,000,000	1,071,697
02/15/2025	4.750%	500,000	545,047
03/01/2026	4.000%	1,350,000	1,449,759
IHS Markit Ltd.
08/01/2028	4.750%	1,875,000	2,152,316
05/01/2029	4.250%	486,000	535,468
Mastercard, Inc.
03/26/2050	3.850%	1,575,000	2,005,753
Match Group, Inc.(a)
08/01/2030	4.125%	1,200,000	1,179,065
Western Union Co. (The)
06/09/2023	4.250%	5,260,000	5,638,035
Total			28,419,821
Consumer Products 0.1%
Hasbro, Inc.
11/19/2022	2.600%	375,000	383,692
11/19/2026	3.550%	3,115,000	3,204,778
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	737,347
Newell, Inc.
04/01/2026	4.200%	4,150,000	4,299,199
SC Johnson & Son, Inc.(a)
10/15/2046	4.750%	750,000	956,458

22	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	244,272
Valvoline, Inc.(a)
02/15/2030	4.250%	1,950,000	1,944,446
Total			11,770,192
Diversified Manufacturing 0.4%
Amphenol Corp.
03/01/2025	2.050%	1,015,000	1,035,267
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,590,528
Carrier Global Corp.(a)
02/15/2025	2.242%	1,525,000	1,523,840
02/15/2027	2.493%	1,282,000	1,236,383
02/15/2030	2.722%	745,000	708,241
04/05/2050	3.577%	775,000	685,738
EnerSys(a)
04/30/2023	5.000%	200,000	199,806
General Electric Co.
01/09/2023	3.100%	1,007,000	1,039,183
05/01/2030	3.625%	198,000	195,705
03/15/2032	6.750%	655,000	786,387
01/14/2038	5.875%	2,009,000	2,233,221
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	0.872%	5,380,000	3,222,494
Honeywell International, Inc.
06/01/2025	1.350%	1,660,000	1,691,717
06/01/2030	1.950%	1,393,000	1,430,912
06/01/2050	2.800%	374,000	392,186
Johnson Controls International PLC
07/02/2064	4.950%	1,530,000	1,784,149
Kennametal, Inc.
06/15/2028	4.625%	3,360,000	3,388,122
Timken Co. (The)
12/15/2028	4.500%	3,685,000	3,916,199
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	2,040,645
Wabtec Corp.(b)
3-month USD LIBOR + 1.050% 09/15/2021	2.041%	1,775,000	1,688,505
WW Grainger, Inc.
02/15/2025	1.850%	5,042,000	5,201,866
Total			35,991,094
Electric 3.2%
AEP Texas Central Co.(a)
10/01/2025	3.850%	880,000	975,965
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,901,425
AEP Texas, Inc.
01/15/2050	3.450%	1,000,000	1,067,919
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,771,285
AES Corp. (The)
09/01/2027	5.125%	118,000	125,042
Alabama Power Co.
12/01/2023	3.550%	1,000,000	1,089,601
10/01/2049	3.450%	715,000	779,284
Alliant Energy Finance LLC(a)
06/15/2028	4.250%	5,250,000	5,964,819
Ameren Corp.
02/15/2026	3.650%	590,000	650,322
01/15/2031	3.500%	525,000	583,185
American Electric Power Co., Inc.
03/01/2050	3.250%	1,991,000	1,991,360
American Transmission Systems, Inc.(a)
09/01/2044	5.000%	1,411,000	1,748,349
Appalachian Power Co.
05/01/2050	3.700%	2,526,000	2,749,770
Arizona Public Service Co.
08/15/2048	4.200%	605,000	700,830
Avangrid, Inc.
04/15/2025	3.200%	1,675,000	1,791,837
06/01/2029	3.800%	4,449,000	4,965,618
Baltimore Gas & Electric Co.
07/01/2023	3.350%	3,590,000	3,829,916
09/15/2049	3.200%	730,000	770,656
Black Hills Corp.
11/30/2023	4.250%	297,000	321,110
10/15/2029	3.050%	615,000	627,518
05/01/2033	4.350%	303,000	336,313
Calpine Corp.
02/01/2024	5.500%	1,000,000	1,009,393
01/15/2025	5.750%	5,632,000	5,761,904
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,331,000	3,615,384
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,615,405
CMS Energy Corp.
03/01/2024	3.875%	1,020,000	1,091,783
02/15/2027	2.950%	80,000	82,484
CMS Energy Corp.(k)
06/01/2050	4.750%	1,359,000	1,386,285
Commonwealth Edison Co.
08/15/2047	3.750%	434,000	499,155

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	178,000	235,955
06/15/2046	3.850%	1,310,000	1,475,332
06/15/2047	3.875%	1,640,000	1,851,418
12/01/2054	4.625%	399,000	498,585
11/15/2057	4.000%	577,000	657,612
Consumers Energy Co.
08/15/2050	3.100%	751,000	820,100
05/01/2060	2.500%	993,000	928,141
Dominion Energy, Inc.(a)
01/15/2023	2.450%	5,000,000	5,175,798
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	790,847
03/15/2027	3.600%	3,750,000	4,059,717
Jr. Subordinated
08/15/2024	3.071%	1,755,000	1,856,870
Dominion Energy, Inc.(k)
12/31/2049	4.650%	1,325,000	1,295,983
Dominion Resources, Inc.
01/15/2022	2.750%	2,509,000	2,589,249
DTE Electric Co.
03/01/2030	2.250%	980,000	1,014,441
05/15/2048	4.050%	210,000	256,172
03/01/2049	3.950%	305,000	367,668
03/01/2050	2.950%	1,000,000	1,037,600
DTE Energy Co.
11/01/2022	2.250%	2,701,000	2,782,491
10/01/2024	2.529%	2,165,000	2,244,694
10/01/2026	2.850%	10,155,000	10,549,914
Duke Energy Carolinas LLC
09/30/2042	4.000%	585,000	691,785
12/01/2047	3.700%	1,000,000	1,159,464
Duke Energy Corp.
04/15/2024	3.750%	2,500,000	2,742,212
09/01/2026	2.650%	6,770,000	7,242,366
Duke Energy Corp.(k)
12/31/2049	4.875%	625,000	634,328
Duke Energy Indiana LLC
05/15/2046	3.750%	330,000	379,360
10/01/2049	3.250%	875,000	948,500
Duke Energy Ohio, Inc.
06/01/2030	2.125%	1,011,000	1,036,251
Duke Energy Progress LLC
05/15/2042	4.100%	1,748,000	2,081,796
03/15/2043	4.100%	955,000	1,140,431
03/30/2044	4.375%	770,000	946,231
08/15/2045	4.200%	500,000	610,900
10/15/2046	3.700%	330,000	377,653
09/15/2047	3.600%	940,000	1,065,229
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,503,501
Entergy Corp.
06/15/2030	2.800%	439,000	455,989
06/15/2050	3.750%	1,225,000	1,329,138
Entergy Louisiana LLC
10/01/2026	2.400%	2,500,000	2,599,920
03/15/2051	2.900%	475,000	486,687
Entergy Mississippi LLC
06/01/2049	3.850%	3,500,000	4,196,682
Entergy Mississippi, Inc.
07/01/2023	3.100%	1,600,000	1,696,467
Entergy Texas, Inc.
12/01/2027	3.450%	2,510,000	2,639,235
03/30/2029	4.000%	362,000	410,870
Evergy Metro, Inc.
06/01/2030	2.250%	594,000	609,642
Eversource Energy
10/01/2024	2.900%	2,469,000	2,632,471
Exelon Corp.
04/15/2030	4.050%	85,000	97,920
04/15/2046	4.450%	1,050,000	1,240,375
04/15/2050	4.700%	130,000	162,910
Exelon Corp.(k)
Junior Subordinated
06/01/2022	3.497%	6,780,000	7,043,860
Exelon Generation Co. LLC
06/01/2025	3.250%	262,000	271,135
10/01/2041	5.750%	2,000,000	2,163,547
FirstEnergy Corp.
03/15/2023	4.250%	2,983,000	3,215,245
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	675,000	801,147
Fortis, Inc.
10/04/2026	3.055%	477,000	508,788
Georgia Power Co.
09/15/2024	2.200%	880,000	918,643
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,583,052
Idaho Power Co.
03/01/2048	4.200%	525,000	647,496
Inkia Energy Ltd.(a)
11/09/2027	5.875%	1,675,000	1,628,026
Interstate Power & Light Co.
12/01/2024	3.250%	821,000	888,921
Interstate Power and Light, Co.(e)
06/01/2030	2.300%	683,000	687,788

24	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IPALCO Enterprises, Inc.(a)
05/01/2030	4.250%	175,000	184,655
ITC Holdings Corp.
06/15/2024	3.650%	3,050,000	3,297,077
ITC Holdings Corp.(a)
05/14/2030	2.950%	2,175,000	2,289,830
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,783,907
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,401,903
Kallpa Generacion SA(a)
08/16/2027	4.125%	1,000,000	983,564
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	742,362
Kentucky Utilities Co.(e)
06/01/2050	3.300%	932,000	969,953
LG&E & KU Energy LLC
11/15/2020	3.750%	597,000	600,569
Metropolitan Edison Co.(a)
01/15/2029	4.300%	2,000,000	2,306,445
MidAmerican Energy Co.
04/15/2050	3.150%	2,140,000	2,313,670
Mississippi Power Co.
03/15/2042	4.250%	475,000	520,966
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	550,000	538,502
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,191,000	2,448,570
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	4,018,812
03/15/2049	4.300%	2,175,000	2,749,039
National Rural Utilities Cooperative Finance Corp.(k)
04/30/2043	4.750%	1,587,000	1,585,230
Subordinated
04/20/2046	5.250%	1,750,000	1,811,128
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	1.036%	6,075,000	6,075,716
NextEra Energy Capital Holdings, Inc.
09/01/2021	2.403%	2,600,000	2,657,899
06/15/2023	3.625%	3,000,000	3,219,260
04/01/2024	3.150%	1,164,000	1,248,443
06/01/2030	2.250%	6,075,000	6,205,153
NRG Energy, Inc.
01/15/2028	5.750%	790,000	859,348
PacifiCorp
03/15/2051	3.300%	1,430,000	1,558,310
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PECO Energy Co.
10/01/2044	4.150%	290,000	353,522
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	2,109,417
PNM Resources, Inc.
03/09/2021	3.250%	3,315,000	3,361,481
PPL Capital Funding, Inc.
06/15/2022	4.200%	603,000	638,747
03/15/2024	3.950%	1,200,000	1,291,212
04/15/2030	4.125%	1,321,000	1,490,219
PSEG Power LLC
06/01/2023	3.850%	2,770,000	2,983,318
Public Service Co. of Colorado
01/15/2031	1.900%	4,330,000	4,363,368
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,800,000	2,865,905
Public Service Enterprise Group, Inc.
11/15/2022	2.650%	1,316,000	1,370,816
Puget Energy, Inc.(a)
06/15/2030	4.100%	3,025,000	3,203,186
Sierra Pacific Power Co.
05/01/2026	2.600%	758,000	812,302
South Carolina Electric & Gas Co.
05/15/2033	5.300%	1,000,000	1,331,819
Southern Co. (The)
07/01/2036	4.250%	595,000	666,270
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	6,781,522
Tampa Electric Co.
09/15/2022	2.600%	2,000,000	2,066,175
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,371,005
Tucson Electric Power Co.
03/15/2023	3.850%	2,480,000	2,626,931
12/01/2048	4.850%	275,000	351,458
06/15/2050	4.000%	2,690,000	3,061,225
Union Electric Co.
03/15/2029	3.500%	612,000	692,020
09/15/2042	3.900%	613,000	712,029
Virginia Electric & Power Co.
09/01/2022	3.450%	1,500,000	1,583,749
03/15/2027	3.500%	1,500,000	1,690,680
09/15/2047	3.800%	1,000,000	1,177,637
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	2,505,000	2,548,106
02/15/2027	5.625%	2,950,000	3,130,920
07/15/2029	4.300%	4,280,000	4,409,956

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	897,152
Westar Energy, Inc.
09/01/2049	3.250%	726,000	762,893
Wisconsin Public Service Corp.
12/01/2042	3.671%	845,000	922,793
Xcel Energy, Inc.
06/01/2025	3.300%	2,030,000	2,207,076
Total			270,973,685
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	673,000	702,914
Waste Connections, Inc.
04/01/2050	3.050%	5,915,000	5,793,327
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	945,000	933,038
Total			7,429,279
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2021	4.500%	1,505,000	1,462,347
10/01/2021	5.000%	6,000,000	5,731,442
05/26/2022	3.500%	1,305,000	1,197,713
07/21/2027	3.650%	465,000	388,409
Air Lease Corp.
03/01/2025	3.250%	2,500,000	2,289,837
10/01/2029	3.250%	2,250,000	1,887,336
Ares Capital Corp.
07/15/2025	3.250%	5,850,000	5,315,632
Aviation Capital Group LLC(a)
05/01/2023	3.875%	3,120,000	2,485,670
01/30/2024	4.375%	416,000	333,637
Avolon Holdings Funding Ltd.(a)
05/01/2022	3.625%	3,110,000	2,766,346
01/15/2023	5.500%	4,000,000	3,535,845
10/01/2023	5.125%	1,110,000	937,482
05/15/2024	5.250%	220,000	181,593
07/01/2024	3.950%	750,000	620,798
02/15/2025	2.875%	2,905,000	2,217,178
FS KKR Capital Corp.
02/01/2025	4.125%	2,225,000	1,911,193
GATX Corp.
06/30/2030	4.000%	1,410,000	1,459,560
GE Capital Funding LLC(a)
05/15/2027	4.050%	6,100,000	6,252,374
05/15/2030	4.400%	2,235,000	2,317,731
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	750,000	758,576
11/15/2035	4.418%	7,591,000	7,565,860
Navient Corp.
03/15/2027	5.000%	1,220,000	1,043,447
Oaktree Specialty Lending Corp.
02/25/2025	3.500%	1,135,000	1,073,941
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	1,260,000	1,110,528
03/15/2023	4.500%	4,875,000	4,123,243
02/15/2024	5.500%	1,355,000	1,162,985
Quicken Loans, Inc.(a)
01/15/2028	5.250%	1,075,000	1,080,441
Springleaf Finance Corp.
03/15/2024	6.125%	2,600,000	2,526,891
USAA Capital Corp.(a)
05/01/2030	2.125%	493,000	508,473
Total			64,246,508
Food and Beverage 1.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	1,492,000	1,692,963
02/01/2046	4.900%	10,223,000	11,849,628
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	1,735,000	1,911,123
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	872,000	1,068,027
01/23/2049	5.550%	2,915,000	3,667,263
06/01/2050	4.500%	4,730,000	5,276,157
Bacardi Ltd.(a)
05/15/2028	4.700%	885,000	976,756
05/15/2048	5.300%	1,060,000	1,249,506
Brown-Forman Corp.
04/15/2025	3.500%	1,645,000	1,831,607
Bunge Ltd. Finance Corp.
03/15/2024	4.350%	4,470,000	4,811,338
Campbell Soup Co.
04/24/2050	3.125%	4,955,000	4,911,944
Cargill, Inc.(a)
04/23/2030	2.125%	2,325,000	2,357,205
05/23/2049	3.875%	1,140,000	1,309,641
Central America Botling Corp.(a)
01/31/2027	5.750%	1,600,000	1,631,771
Coca-Cola Co. (The)
06/01/2040	2.500%	407,000	410,724
06/01/2050	2.600%	3,715,000	3,672,228
06/01/2060	2.750%	471,000	460,764

26	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Brands, Inc.
12/01/2025	4.750%	600,000	692,235
05/01/2050	3.750%	555,000	574,237
Diageo Capital PLC
04/29/2032	2.125%	173,000	175,753
General Mills, Inc.
04/17/2025	4.000%	1,500,000	1,691,341
Hershey Co. (The)(e)
06/01/2025	0.900%	1,445,000	1,449,976
JBS U.S.A. LUX SA/Finance, Inc.(a)
07/15/2024	5.875%	4,000,000	4,066,814
06/15/2025	5.750%	100,000	102,638
Keurig Dr Pepper, Inc.
05/25/2023	4.057%	3,411,000	3,720,473
Kraft Heinz Foods Co. (The)(a)
02/15/2025	4.875%	673,000	689,469
08/01/2039	7.125%	2,000,000	2,438,528
10/01/2039	4.625%	950,000	926,680
10/01/2049	4.875%	7,320,000	7,235,252
Kraft Heinz Foods Co. (The)
07/15/2035	5.000%	1,440,000	1,538,424
06/04/2042	5.000%	5,841,000	5,893,679
07/15/2045	5.200%	900,000	921,057
06/01/2046	4.375%	7,425,000	6,976,926
Mars, Inc.(a)
04/01/2030	3.200%	553,000	629,268
04/01/2054	4.125%	1,445,000	1,770,469
Mondelez International, Inc.
04/13/2030	2.750%	5,856,000	6,168,490
PepsiCo, Inc.
03/19/2040	3.500%	579,000	693,747
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	1,775,000	1,848,791
Post Holdings, Inc.(a)
08/15/2026	5.000%	750,000	767,474
03/01/2027	5.750%	1,500,000	1,577,848
12/15/2029	5.500%	2,275,000	2,389,937
Smithfield Foods, Inc.(a)
02/01/2022	3.350%	1,110,000	1,095,125
Sysco Corp.
04/01/2030	5.950%	881,000	1,057,884
02/15/2050	3.300%	2,290,000	1,955,253
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	0.824%	2,015,000	2,011,960
Tyson Foods, Inc.
08/15/2044	5.150%	200,000	252,458
Total			110,400,831
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foreign Agencies 0.0%
PT Bank Mandiri Persero Tbk(a)
04/11/2024	3.750%	850,000	854,916
Gaming 0.3%
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	1,493,000	1,328,186
Churchill Downs, Inc.(a)
04/01/2027	5.500%	2,490,000	2,505,576
01/15/2028	4.750%	200,000	192,788
GLP Capital LP/Financing II, Inc.
09/01/2024	3.350%	610,000	567,304
06/01/2025	5.250%	1,609,000	1,617,012
04/15/2026	5.375%	4,615,000	4,639,427
01/15/2029	5.300%	765,000	735,230
01/15/2030	4.000%	1,670,000	1,462,231
Golden Entertainment, Inc.(a)
04/15/2026	7.625%	1,720,000	1,477,793
International Game Technology PLC(a)
02/15/2025	6.500%	1,775,000	1,833,286
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	950,000	992,452
09/01/2026	4.500%	1,915,000	1,887,825
MGM Resorts International
09/01/2026	4.625%	820,000	784,794
Scientific Games International, Inc.
05/15/2021	6.625%	1,825,000	1,751,542
Total			21,775,446
Health Care 2.1%
Abbott Laboratories
11/30/2023	3.400%	2,733,000	2,989,640
03/15/2025	2.950%	325,000	358,136
11/30/2046	4.900%	218,000	307,663
Alcon Finance Corp.(a)
05/27/2030	2.600%	606,000	614,988
AmerisourceBergen Corp.
12/15/2027	3.450%	403,000	445,595
05/15/2030	2.800%	3,725,000	3,815,626
Ascension Health Alliance
11/15/2046	3.945%	375,000	457,655
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,354,692
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	2.031%	2,963,000	2,927,081

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
06/06/2022	2.894%	2,946,000	3,056,994
12/15/2024	3.734%	158,000	173,985
05/15/2044	4.875%	1,555,000	1,916,073
05/20/2050	3.794%	4,859,000	5,466,272
Boston Scientific Corp.
06/01/2030	2.650%	5,623,000	5,823,238
Cigna Corp.
09/17/2020	3.200%	3,006,000	3,026,647
07/15/2023	3.750%	2,564,000	2,760,806
11/15/2025	4.125%	2,149,000	2,441,711
10/15/2028	4.375%	2,000,000	2,346,661
03/15/2030	2.400%	1,920,000	1,975,363
08/15/2038	4.800%	3,445,000	4,308,314
12/15/2048	4.900%	6,489,000	8,516,228
03/15/2050	3.400%	1,800,000	1,937,941
Cigna Corp.(a)
02/25/2026	4.500%	587,000	677,472
03/01/2027	3.400%	2,190,000	2,402,906
10/15/2027	3.050%	2,410,000	2,579,967
07/15/2046	4.800%	2,070,000	2,612,697
CVS Health Corp.
03/09/2023	3.700%	497,000	532,098
12/05/2023	4.000%	515,000	562,500
07/20/2025	3.875%	1,007,000	1,118,049
03/25/2028	4.300%	7,344,000	8,395,525
03/25/2038	4.780%	1,270,000	1,557,171
07/20/2045	5.125%	946,000	1,197,822
03/25/2048	5.050%	14,825,000	19,026,509
DaVita, Inc.(a),(e)
06/01/2030	4.625%	1,020,000	1,018,865
Dentsply Sirona, Inc.
06/01/2030	3.250%	493,000	504,908
DH Europe Finance II Sarl
11/15/2024	2.200%	3,735,000	3,900,026
11/15/2049	3.400%	1,601,000	1,780,543
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	1,051,645
Encompass Health Corp.
02/01/2030	4.750%	1,153,000	1,173,411
HCA, Inc.
05/01/2023	4.750%	175,000	189,016
02/01/2025	5.375%	5,275,000	5,792,751
04/15/2025	5.250%	3,199,000	3,623,085
06/15/2026	5.250%	1,830,000	2,081,556
02/15/2027	4.500%	705,000	778,748
06/15/2039	5.125%	1,500,000	1,722,644
06/15/2047	5.500%	1,088,000	1,304,122
06/15/2049	5.250%	3,857,000	4,545,993
IQVIA, Inc.(a)
05/15/2027	5.000%	662,000	689,925
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Foundation Hospitals
11/01/2049	3.266%	500,000	542,600
Laboratory Corp of America Holdings
11/01/2023	4.000%	342,000	367,977
Laboratory Corp. of America Holdings
08/23/2022	3.750%	1,576,000	1,664,159
09/01/2024	3.250%	2,657,000	2,858,790
Mayo Clinic
11/15/2052	4.128%	750,000	875,431
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	5,728,883
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	1,050,000	1,191,907
NYU Langone Hospitals
07/01/2042	4.428%	2,807,000	2,970,017
07/01/2043	5.750%	705,000	873,855
Partners Healthcare System, Inc.
07/01/2060	3.342%	2,170,000	2,269,456
Polaris Intermediate Corp.(a),(j)
12/01/2022	8.500%	69,000	60,507
Quest Diagnostics, Inc.
06/30/2031	2.800%	561,000	581,172
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	2,875,000	3,112,210
Stryker Corp.(e)
06/15/2050	2.900%	5,673,000	5,703,828
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	43,000	39,406
Sutter Health
08/15/2053	2.286%	2,300,000	2,508,338
Teleflex, Inc.
11/15/2027	4.625%	572,000	597,141
Tenet Healthcare Corp.
07/15/2024	4.625%	1,301,000	1,317,106
08/01/2025	7.000%	1,900,000	1,916,730
Tenet Healthcare Corp.(a)
11/01/2027	5.125%	5,445,000	5,659,896
Texas Health Resources
11/15/2055	4.330%	700,000	805,355
Zimmer Biomet Holdings, Inc.(b)
3-month USD LIBOR + 0.750% 03/19/2021	1.802%	3,315,000	3,237,992
Total			174,724,019
Healthcare Insurance 0.4%
Aetna, Inc.
05/15/2042	4.500%	429,000	495,549

28	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anthem, Inc.
03/01/2028	4.101%	253,000	293,837
05/15/2042	4.625%	1,000,000	1,224,256
01/15/2043	4.650%	1,600,000	1,976,478
01/15/2044	5.100%	1,185,000	1,532,471
Centene Corp.(a)
04/01/2025	5.250%	11,000	11,392
08/15/2026	5.375%	400,000	424,511
Centene Corp.
12/15/2027	4.250%	2,830,000	2,958,397
12/15/2029	4.625%	1,000,000	1,076,680
02/15/2030	3.375%	1,200,000	1,215,000
Health Care Service Corp., a Mutual Legal Reserve Co.(a),(e)
06/01/2025	1.500%	2,849,000	2,861,416
06/01/2050	3.200%	279,000	282,920
Humana, Inc.
04/01/2025	4.500%	1,162,000	1,315,567
Molina Healthcare, Inc.
11/15/2022	5.375%	1,231,000	1,276,861
UnitedHealth Group, Inc.
08/15/2039	3.500%	641,000	734,908
07/15/2045	4.750%	2,060,000	2,746,954
01/15/2047	4.200%	503,000	628,129
08/15/2049	3.700%	55,000	65,106
05/15/2050	2.900%	4,610,000	4,801,126
08/15/2059	3.875%	853,000	1,023,339
05/15/2060	3.125%	2,500,000	2,627,020
Wellpoint, Inc.
08/15/2024	3.500%	4,089,000	4,454,411
WellPoint, Inc.
01/15/2023	3.300%	500,000	530,096
Total			34,556,424
Healthcare REIT 0.1%
HCP, Inc.
11/15/2023	4.250%	1,934,000	2,046,510
08/15/2024	3.875%	627,000	664,398
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	440,000	449,851
Healthpeak Properties, Inc.
01/15/2030	3.000%	3,270,000	3,179,608
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	966,699
Total			7,307,066
Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,455,179
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,485,057
02/15/2030	4.875%	2,000,000	1,690,083
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,063,450
PulteGroup, Inc.
03/01/2026	5.500%	1,600,000	1,767,668
Taylor Morrison Communities, Inc.(a)
01/31/2025	5.875%	3,100,000	3,137,872
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	3,446,000	3,449,893
Total			15,049,202
Independent Energy 0.6%
Afren PLC(a),(l)
12/09/2020	0.000%	195,167	138
Aker BP ASA(a)
01/15/2030	3.750%	3,235,000	2,955,833
Antero Resources Corp.
11/01/2021	5.375%	495,000	443,140
12/01/2022	5.125%	650,000	465,160
03/01/2025	5.000%	850,000	497,768
Apache Corp.
01/15/2044	4.250%	715,000	524,339
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
04/01/2022	10.000%	425,000	372,048
11/01/2026	7.000%	600,000	409,590
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	801,179
Cimarex Energy Co.
06/01/2024	4.375%	209,000	211,541
05/15/2027	3.900%	831,000	809,621
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,819,702
Continental Resources, Inc.
04/15/2023	4.500%	385,000	358,419
06/01/2024	3.800%	1,683,000	1,475,803
01/15/2028	4.375%	3,700,000	3,116,729
Devon Energy Corp.
07/15/2041	5.600%	1,875,000	1,732,770
Diamondback Energy, Inc.
12/01/2024	2.875%	4,420,000	4,296,220
05/31/2025	4.750%	3,869,000	4,050,999
12/01/2026	3.250%	2,345,000	2,283,607
12/01/2029	3.500%	1,250,000	1,213,735
EQT Corp.
10/01/2027	3.900%	2,080,000	1,824,707
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	99,000	5,784

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gulfport Energy Corp.
05/15/2025	6.375%	175,000	88,716
MEG Energy Corp.(a)
03/31/2024	7.000%	1,700,000	1,648,323
Newfield Exploration Co.
07/01/2024	5.625%	6,305,000	5,741,480
01/01/2026	5.375%	545,000	482,811
Noble Energy, Inc.
10/15/2029	3.250%	31,000	26,836
08/15/2047	4.950%	1,095,000	926,980
Occidental Petroleum Corp.
08/15/2024	2.900%	1,153,000	912,487
08/15/2026	3.200%	775,000	565,651
08/15/2029	3.500%	83,000	56,398
08/15/2049	4.400%	219,000	129,772
Occidental Petroleum Corp.(i)
10/10/2036	0.000%	3,000,000	1,280,842
Range Resources Corp.(a)
02/01/2026	9.250%	2,600,000	2,451,570
WPX Energy, Inc.
09/15/2024	5.250%	78,000	77,408
06/01/2026	5.750%	2,105,000	2,104,087
Total			47,162,193
Integrated Energy 0.8%
BP Capital Markets America, Inc.
05/06/2022	3.245%	1,875,000	1,961,560
05/10/2023	2.750%	1,500,000	1,575,460
11/28/2023	3.216%	734,000	785,266
04/14/2024	3.224%	989,000	1,061,167
04/06/2030	3.633%	6,086,000	6,817,102
Cenovus Energy, Inc.
09/15/2023	3.800%	726,000	693,093
04/15/2027	4.250%	5,000,000	4,539,997
11/15/2039	6.750%	2,500,000	2,240,971
Chevron Corp.
06/24/2023	3.191%	700,000	751,757
05/16/2026	2.954%	1,875,000	2,071,069
05/11/2030	2.236%	9,080,000	9,518,846
05/11/2050	3.078%	1,540,000	1,659,350
Exxon Mobil Corp.
03/01/2023	2.726%	462,000	486,623
03/19/2030	3.482%	2,730,000	3,091,709
10/15/2030	2.610%	885,000	938,800
08/16/2039	2.995%	585,000	609,837
03/19/2040	4.227%	2,910,000	3,545,005
03/19/2050	4.327%	6,065,000	7,536,583
04/15/2051	3.452%	2,735,000	3,011,689
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	3,033,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shell International Finance BV
05/11/2025	3.250%	821,000	907,323
05/11/2035	4.125%	825,000	1,008,208
04/06/2050	3.250%	2,540,000	2,687,102
Suncor Energy, Inc.
05/15/2025	3.100%	53,000	55,418
Total Capital International SA
07/12/2049	3.461%	1,085,000	1,161,638
05/29/2050	3.127%	1,116,000	1,125,913
Total			62,874,811
Leisure 0.1%
AMC Entertainment Holdings, Inc.
11/15/2026	5.875%	5,450,000	1,371,422
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	763,000	707,219
NCL Corp.,Ltd.(a)
12/15/2024	3.625%	1,975,000	1,187,616
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	765,000	713,830
Total			3,980,087
Life Insurance 0.9%
Aflac, Inc.
01/15/2049	4.750%	1,555,000	1,945,930
AIG Global Funding(a)
07/02/2020	2.150%	590,000	590,569
American International Group, Inc.
02/15/2024	4.125%	1,271,000	1,391,498
04/01/2028	4.200%	476,000	528,188
06/30/2030	3.400%	6,469,000	6,803,795
01/15/2035	3.875%	446,000	484,792
07/16/2044	4.500%	1,180,000	1,323,625
01/15/2055	4.375%	635,000	686,180
American International Group, Inc.(k)
04/01/2048	5.750%	366,000	373,185
Athene Global Funding(a)
05/26/2023	2.800%	2,052,000	2,058,345
01/14/2025	2.500%	4,540,000	4,448,694
Brighthouse Financial, Inc.
05/15/2030	5.625%	1,100,000	1,141,212
06/22/2047	4.700%	4,765,000	4,162,966
Five Corners Funding Trust II(a)
05/15/2030	2.850%	5,955,000	6,086,465
Global Atlantic Fin Co.(a)
10/15/2029	4.400%	2,965,000	2,709,228
Guardian Life Global Funding(a)
04/26/2021	2.000%	3,465,000	3,502,386

30	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/22/2070	3.700%	1,915,000	1,838,737
Harborwalk Funding Trust(a),(k)
Subordinated
02/15/2069	5.077%	268,000	310,015
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,288,190
Manulife Financial Corp.
05/19/2027	2.484%	2,245,000	2,276,204
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2050	3.375%	1,500,000	1,526,932
Metropolitan Life Global Funding I(a)
04/09/2030	2.950%	2,195,000	2,370,457
Northwestern Mutual Life Insurance Co. (The)(a)
09/30/2059	3.625%	1,086,000	1,158,330
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	1,927,472
Principal Financial Group, Inc.
05/15/2023	3.125%	667,000	703,869
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	4,195,000	4,451,895
05/07/2025	2.750%	4,340,000	4,356,620
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	1,500,000	1,865,071
05/15/2047	4.270%	4,575,000	5,372,416
05/15/2050	3.300%	3,000,000	3,043,263
Unum Group
03/15/2025	4.500%	3,210,000	3,332,842
12/15/2049	4.500%	3,170,000	2,698,916
Total			76,758,287
Lodging 0.1%
Choice Hotels International, Inc.
12/01/2029	3.700%	2,140,000	1,992,410
Marriott International, Inc.
12/01/2023	4.150%	3,885,000	3,903,176
Total			5,895,586
Media and Entertainment 0.8%
Activision Blizzard, Inc.
09/15/2021	2.300%	795,000	809,629
CBS Corp.
05/15/2033	5.500%	1,500,000	1,675,967
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	1,875,000	1,721,990
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	2,275,000	1,805,956
Discovery Communications LLC
03/20/2023	2.950%	1,543,000	1,604,246
09/20/2037	5.000%	1,067,000	1,168,777
09/20/2047	5.200%	759,000	845,748
05/15/2049	5.300%	675,000	760,984
05/15/2050	4.650%	7,245,000	7,740,244
Electronic Arts, Inc.
03/01/2021	3.700%	3,086,000	3,149,241
Fox Corp.
04/08/2030	3.500%	1,989,000	2,146,062
Gray Television, Inc.(a)
05/15/2027	7.000%	2,150,000	2,283,285
Interpublic Group of Companies, Inc. (The)
10/01/2020	3.500%	1,770,000	1,785,538
10/01/2021	3.750%	891,000	922,666
04/15/2024	4.200%	693,000	734,603
03/30/2030	4.750%	1,405,000	1,572,112
Moody’s Corp.
05/20/2050	3.250%	308,000	330,818
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%	51,000	51,066
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	2,750,000	2,745,802
RELX Capital, Inc.
05/22/2030	3.000%	2,417,000	2,538,861
Sinclair Television Group, Inc.(a)
02/15/2027	5.125%	1,010,000	944,957
Viacom, Inc.
04/30/2036	6.875%	1,955,000	2,381,589
03/15/2043	4.375%	500,000	476,590
04/01/2044	5.250%	2,312,000	2,375,072
ViacomCBS, Inc.
01/15/2031	4.950%	3,625,000	3,991,371
05/19/2032	4.200%	473,000	494,311
Walt Disney Co. (The)
09/17/2020	2.150%	1,500,000	1,506,865
01/13/2031	2.650%	2,225,000	2,367,151
03/15/2033	6.550%	1,000,000	1,422,173
05/13/2040	3.500%	636,000	699,581
01/13/2051	3.600%	10,322,000	11,515,630
05/13/2060	3.800%	394,000	449,943
Total			65,018,828
Metals and Mining 0.2%
Anglo American Capital PLC(a)
05/14/2025	4.875%	505,000	545,899
04/01/2030	5.625%	149,000	171,591

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
03/01/2030	4.250%	2,520,000	2,449,824
Glencore Funding LLC(a)
03/12/2024	4.125%	1,375,000	1,453,625
Newcrest Finance Pty Ltd.(a)
05/13/2030	3.250%	412,000	430,681
05/13/2050	4.200%	330,000	355,902
Newmont Corp.
10/01/2030	2.250%	3,215,000	3,208,671
Novelis Corp.(a)
01/30/2030	4.750%	1,100,000	1,047,725
Nucor Corp.
06/01/2025	2.000%	498,000	507,333
06/01/2030	2.700%	498,000	507,095
Southern Copper Corp.
11/08/2022	3.500%	130,000	134,384
04/23/2025	3.875%	600,000	639,463
Teck Resources Ltd.
08/15/2040	6.000%	730,000	718,497
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	100,000	84,841
Total			12,255,531
Midstream 1.4%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	2,300,000	2,446,058
Cameron LNG LLC(a)
01/15/2035	3.302%	1,460,000	1,558,734
Cheniere Corpus Christi Holdings LLC(a)
11/15/2029	3.700%	1,035,000	1,029,675
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,758,000	3,972,383
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,465,985
Crestwood Midstream Partners LP/Finance Corp.
04/01/2025	5.750%	835,000	776,273
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	1,350,000	1,174,516
Dominion Energy Gas Holdings LLC
11/15/2024	2.500%	875,000	915,058
Enable Midstream Partners LP
09/15/2029	4.150%	1,569,000	1,275,947
Enbridge, Inc.(k)
Subordinated
03/01/2078	6.250%	175,000	167,787
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Operating LP
06/01/2021	4.650%	395,000	401,359
03/15/2023	4.250%	1,890,000	1,952,392
01/15/2024	5.875%	3,575,000	3,900,664
06/01/2027	5.500%	1,758,000	1,892,183
05/15/2030	3.750%	6,000,000	5,911,093
04/15/2047	5.300%	1,656,000	1,628,314
Energy Transfer Partners LP
03/15/2035	4.900%	170,000	167,550
10/01/2043	5.950%	280,000	282,344
03/15/2045	5.150%	2,220,000	2,121,203
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	2,500,000	2,620,205
Enterprise Products Operating LLC
02/01/2022	3.500%	802,000	836,657
02/15/2024	3.900%	500,000	544,333
02/15/2025	3.750%	600,000	660,780
05/15/2046	4.900%	1,809,000	2,051,616
01/31/2060	3.950%	364,000	364,569
Enterprise Products Operating LLC(k)
08/16/2077	4.875%	673,000	588,995
Ferrellgas Partners LP/Finance Corp.
05/01/2021	6.500%	350,000	285,127
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	500,000	546,154
03/15/2032	7.750%	635,000	860,717
09/01/2039	6.500%	1,000,000	1,237,019
Magellan Midstream Partners LP
06/01/2030	3.250%	304,000	315,270
09/15/2046	4.250%	320,000	321,282
Midwest Connector Capital Co., LLC(a)
04/01/2022	3.625%	3,900,000	3,927,537
MPLX LP
12/01/2024	4.875%	325,000	345,426
06/01/2025	4.875%	200,000	212,359
03/15/2028	4.000%	1,106,000	1,136,832
03/01/2047	5.200%	1,500,000	1,602,068
NGPL PipeCo LLC(a)
08/15/2022	4.375%	151,000	153,958
08/15/2027	4.875%	412,000	446,435
ONEOK Partners LP
10/01/2022	3.375%	625,000	635,491
ONEOK, Inc.
09/15/2025	2.200%	525,000	499,720
03/15/2030	3.100%	5,792,000	5,252,101
07/13/2047	4.950%	2,050,000	1,953,457
03/15/2050	4.500%	6,830,000	6,225,496
01/15/2051	7.150%	1,035,000	1,229,648
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,322,873

32	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,875,000	1,915,838
12/15/2026	4.500%	1,500,000	1,524,684
12/15/2029	3.550%	1,817,000	1,705,024
06/01/2042	5.150%	2,185,000	1,962,007
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,435,000	2,269,994
05/15/2030	4.800%	1,500,000	1,395,316
Ruby Pipeline LLC(a)
04/01/2022	6.500%	2,045,455	1,910,187
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	4,565,000	5,058,175
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,847,524
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	225,000	224,131
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	25,000	24,335
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	127,501
Targa Pipeline Partners LP/Finance Corp.
08/01/2023	5.875%	100,000	88,746
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	508,773
01/15/2029	6.875%	725,000	776,112
TC PipeLines LP
05/25/2027	3.900%	3,750,000	3,819,496
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	1,008,601
Transcontinental Gas Pipe Line Co. LLC(a)
05/15/2030	3.250%	304,000	324,286
Transcontinental Gas Pipe Line Co. LLC
03/15/2048	4.600%	4,875,000	5,691,440
Williams Companies, Inc. (The)
11/15/2020	4.125%	1,000,000	1,003,534
01/15/2025	3.900%	1,050,000	1,120,948
09/15/2025	4.000%	2,414,000	2,596,277
06/15/2027	3.750%	283,000	300,678
04/15/2040	6.300%	2,520,000	3,037,812
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,995,951
Total			115,453,013
Natural Gas 0.1%
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,572,833
KeySpan Corp.
11/15/2030	8.000%	670,000	899,793
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NiSource, Inc.
02/15/2023	3.850%	1,175,000	1,256,683
05/01/2030	3.600%	1,483,000	1,675,220
06/15/2041	5.950%	535,000	703,749
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	480,000	504,997
Sempra Energy
02/01/2038	3.800%	1,020,000	1,087,861
02/01/2048	4.000%	1,420,000	1,583,190
Southern Co. Gas Capital Corp.
05/30/2047	4.400%	470,000	536,666
Washington Gas Light Co.
09/15/2049	3.650%	1,010,000	1,105,725
Total			10,926,717
Office REIT 0.2%
Boston Properties LP
02/01/2023	3.850%	2,500,000	2,658,015
01/30/2031	3.250%	2,985,000	3,129,153
Columbia Property Trust Operating Partnership LP
04/01/2025	4.150%	172,000	176,176
08/15/2026	3.650%	323,000	324,275
Highwoods Realty LP
06/15/2021	3.200%	1,820,000	1,834,623
Kilroy Realty LP
12/15/2024	3.450%	721,000	728,588
Select Income REIT
05/15/2024	4.250%	1,865,000	1,739,496
SL Green Operating Partnership LP
10/15/2022	3.250%	2,260,000	2,221,380
Total			12,811,706
Oil Field Services 0.1%
Halliburton Co.
08/01/2023	3.500%	20,000	20,582
11/15/2025	3.800%	17,000	17,892
11/15/2035	4.850%	1,000,000	1,000,366
National Oilwell Varco, Inc.
12/01/2029	3.600%	2,785,000	2,603,355
Schlumberger Holdings Corp.(a)
12/21/2025	4.000%	135,000	145,869
05/17/2028	3.900%	2,053,000	2,115,499
Schlumberger Investment SA(a)
08/01/2022	2.400%	850,000	859,479
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	1,064,625	1,007,573
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,115,000	1,003,236

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	389,200	371,686
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	549,000	522,785
Total			9,668,322
Other Financial Institutions 0.1%
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,462,029
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	3,986,401
Nationstar Mortgage Holdings, Inc.(a)
07/15/2023	8.125%	2,575,000	2,625,387
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,661,493
Total			11,735,310
Other Industry 0.4%
AECOM
03/15/2027	5.125%	2,445,000	2,611,065
Anixter, Inc.
03/01/2023	5.500%	75,000	75,471
CK Hutchison International 20 Ltd.(a)
05/08/2030	2.500%	1,015,000	1,024,907
Duke University
10/01/2044	2.682%	2,720,000	2,789,748
10/01/2055	2.832%	1,000,000	1,035,771
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,303,901
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	2,175,000	2,034,875
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	2,598,316
07/01/2116	3.885%	1,850,000	2,312,102
Northwestern University
12/01/2057	3.662%	1,350,000	1,703,731
PowerTeam Services LLC(a)
12/04/2025	9.033%	2,088,000	2,108,673
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	3,446,240
07/15/2056	3.300%	2,230,000	2,670,329
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	2,366,423
University of Southern California
10/01/2039	3.028%	4,525,000	4,877,980
Total			33,959,532
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.1%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	2,400,000	2,409,707
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,006,685
ESH Hospitality, Inc.(a)
10/01/2027	4.625%	2,215,000	2,097,028
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,042,181
02/01/2026	4.500%	520,000	503,791
12/15/2029	3.375%	885,000	789,402
Life Storage LP
12/15/2027	3.875%	2,000,000	2,081,086
Prologis LP
04/15/2030	2.250%	715,000	732,483
04/15/2050	3.000%	600,000	602,607
Total			11,264,970
Other Utility 0.0%
Essential Utilities, Inc.
04/15/2030	2.704%	155,000	159,496
Packaging 0.2%
Amcor Finance USA, Inc.
05/15/2028	4.500%	1,600,000	1,819,491
Ball Corp.
11/15/2023	4.000%	300,000	316,007
03/15/2026	4.875%	600,000	661,309
Berry Global, Inc.
07/15/2023	5.125%	168,000	170,739
CCL Industries, Inc.(a),(e)
06/01/2030	3.050%	3,285,000	3,305,143
OI European Group BV(a)
03/15/2023	4.000%	134,000	132,265
Owens-Brockway Glass Container, Inc.(a)
01/15/2022	5.000%	8,000	8,072
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	2,250,000	2,273,606
Sealed Air Corp.(a)
12/01/2027	4.000%	1,500,000	1,521,854
Sonoco Products Co.
05/01/2030	3.125%	1,900,000	1,924,688
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,000,000	3,153,716
Total			15,286,890

34	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.1%
Celulosa Arauco y Constitucion SA
11/02/2027	3.875%	700,000	694,061
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	506,856
Georgia-Pacific LLC(a)
11/15/2021	3.163%	1,000,000	1,026,238
04/30/2030	2.300%	500,000	511,244
International Paper Co.
08/15/2047	4.400%	620,000	693,361
Inversiones CMPC SA(a)
04/04/2027	4.375%	1,025,000	1,081,454
Packaging Corp. of America
12/15/2049	4.050%	660,000	763,700
Plum Creek Timberlands LP
03/15/2023	3.250%	1,630,000	1,679,711
Suzano Austria GmbH
01/15/2029	6.000%	275,000	290,181
01/15/2030	5.000%	825,000	809,123
Total			8,055,929
Pharmaceuticals 1.5%
AbbVie, Inc.(a)
10/01/2022	3.250%	3,600,000	3,766,272
11/21/2022	2.300%	3,500,000	3,606,908
03/15/2025	3.800%	2,980,000	3,285,856
11/21/2026	2.950%	870,000	933,139
11/21/2029	3.200%	757,000	818,057
03/15/2035	4.550%	4,329,000	5,056,069
11/21/2039	4.050%	8,040,000	9,036,560
10/01/2042	4.625%	1,000,000	1,182,475
11/21/2049	4.250%	8,630,000	9,908,690
AbbVie, Inc.
11/06/2022	2.900%	3,758,000	3,934,616
05/14/2035	4.500%	1,956,000	2,320,096
05/14/2036	4.300%	750,000	859,343
11/06/2042	4.400%	2,650,000	3,055,739
05/14/2045	4.700%	1,365,000	1,624,180
05/14/2046	4.450%	511,000	592,909
11/14/2048	4.875%	600,000	749,028
Amgen, Inc.
02/21/2025	1.900%	245,000	254,380
02/25/2031	2.300%	711,000	734,118
06/15/2051	4.663%	970,000	1,267,208
AstraZeneca PLC
11/16/2020	2.375%	1,020,000	1,028,510
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	1,475,000	1,500,911
11/01/2025	5.500%	500,000	516,540
02/15/2029	6.250%	2,200,000	2,261,004
01/30/2030	5.250%	1,415,000	1,398,911
Bayer US Finance II LLC(a),(b)
3-month USD LIBOR + 0.630% 06/25/2021	1.846%	1,825,000	1,814,800
Bayer US Finance II LLC(a)
06/25/2021	3.500%	800,000	817,332
12/15/2023	3.875%	1,535,000	1,653,843
07/15/2024	3.375%	3,555,000	3,756,710
12/15/2025	4.250%	3,635,000	4,065,576
12/15/2028	4.375%	7,980,000	9,157,514
06/25/2038	4.625%	1,000,000	1,180,930
06/25/2048	4.875%	4,285,000	5,449,926
Bayer US Finance LLC(a)
10/08/2024	3.375%	520,000	556,506
Biogen, Inc.
05/01/2050	3.150%	2,400,000	2,350,367
Bristol-Myers Squibb Co.(a)
08/15/2025	3.875%	690,000	783,787
06/15/2039	4.125%	1,372,000	1,731,078
05/15/2044	4.625%	555,000	733,320
08/15/2045	5.000%	1,140,000	1,575,056
11/15/2047	4.350%	2,060,000	2,688,751
02/20/2048	4.550%	395,000	526,402
10/26/2049	4.250%	985,000	1,298,301
Johnson & Johnson
12/05/2033	4.375%	2,350,000	3,072,777
03/03/2037	3.625%	2,280,000	2,725,002
01/15/2038	3.400%	2,790,000	3,264,520
Mylan NV
12/15/2020	3.750%	49,000	49,023
Mylan, Inc.(a)
01/15/2023	3.125%	2,480,000	2,552,443
Mylan, Inc.
04/15/2048	5.200%	4,503,000	5,131,296
Novartis Capital Corp.
08/14/2050	2.750%	3,295,000	3,451,972
Pfizer, Inc.
05/28/2040	2.550%	457,000	463,300
05/28/2050	2.700%	446,000	451,494
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	830,000	846,109
09/23/2023	2.875%	2,640,000	2,786,774
Takeda Pharmaceutical Co., Ltd.
11/26/2021	4.000%	1,293,000	1,347,562

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valeant Pharmaceuticals International, Inc.(a)
03/15/2022	6.500%	1,345,000	1,367,663
Total			127,341,653
Property & Casualty 0.6%
American Financial Group, Inc.
08/15/2026	3.500%	2,675,000	2,730,935
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,184,475
Assurant, Inc.
09/27/2023	4.200%	2,360,000	2,498,905
02/22/2030	3.700%	1,057,000	1,020,751
Berkshire Hathaway Finance Corp.
01/15/2049	4.250%	1,500,000	1,882,700
Berkshire Hathaway, Inc.
03/15/2023	2.750%	396,000	421,493
03/15/2026	3.125%	4,850,000	5,426,922
CNA Financial Corp.
08/15/2021	5.750%	925,000	972,665
08/15/2027	3.450%	3,828,000	3,962,520
Fairfax Financial Holdings Ltd.
04/17/2028	4.850%	816,000	826,350
Fairfax US, Inc.(a)
08/13/2024	4.875%	573,000	579,148
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	999,627
07/15/2048	7.200%	1,290,000	1,572,072
Farmers Exchange Capital II(a),(k)
Subordinated
11/01/2053	6.151%	2,700,000	3,219,796
Farmers Insurance Exchange(a)
05/01/2024	8.625%	1,165,000	1,376,421
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	275,000	294,032
10/15/2050	3.951%	2,396,000	2,442,806
Loews Corp.
05/15/2030	3.200%	2,965,000	3,137,869
Markel Corp.
05/20/2049	5.000%	5,095,000	5,876,708
Marsh & McLennan Companies, Inc.
11/15/2030	2.250%	1,605,000	1,628,991
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	3.031%	1,725,000	1,699,033
Nationwide Mutual Insurance Co.(a)
Subordinated
04/30/2050	4.350%	2,540,000	2,572,558
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Travelers Companies, Inc. (The)
05/30/2047	4.000%	215,000	263,365
Willis North America, Inc.
09/15/2029	2.950%	1,230,000	1,265,512
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,453,848
XLIT Ltd.
03/31/2045	5.500%	613,000	798,408
Subordinated
03/31/2025	4.450%	1,887,000	2,098,037
Total			52,205,947
Railroads 0.2%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	295,000	303,872
09/01/2022	3.050%	475,000	499,789
03/15/2043	4.450%	315,000	394,253
09/01/2043	5.150%	989,000	1,322,014
08/01/2046	3.900%	1,440,000	1,688,197
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	627,135
CSX Corp.
05/30/2042	4.750%	500,000	623,573
08/01/2054	4.500%	245,000	305,917
11/01/2066	4.250%	2,500,000	2,898,989
Kansas City Southern
05/01/2050	3.500%	3,280,000	3,487,682
Norfolk Southern Corp.
08/01/2025	3.650%	607,000	676,249
Union Pacific Corp.
08/15/2059	3.950%	2,110,000	2,385,183
Total			15,212,853
Refining 0.1%
Marathon Petroleum Corp.
03/01/2021	5.125%	1,000,000	1,022,738
04/01/2024	5.125%	1,225,000	1,248,198
05/01/2025	4.700%	2,411,000	2,665,626
09/15/2054	5.000%	328,000	320,846
Phillips 66
04/06/2023	3.700%	205,000	219,061
04/09/2025	3.850%	205,000	225,360
Valero Energy Corp.
04/15/2025	2.850%	2,292,000	2,405,714
Total			8,107,543
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	1,650,000	1,670,490

36	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brinker International, Inc.(a)
10/01/2024	5.000%	1,425,000	1,280,569
McDonald’s Corp.
05/01/2043	3.625%	165,000	178,007
09/01/2049	3.625%	1,545,000	1,685,659
Starbucks Corp.
03/12/2027	2.000%	2,700,000	2,744,388
11/15/2050	3.500%	4,335,000	4,426,540
Total			11,985,653
Retail REIT 0.2%
Federal Realty Investment Trust
06/01/2030	3.500%	4,330,000	4,438,789
Kimco Realty Corp.
11/01/2022	3.400%	290,000	297,087
03/01/2024	2.700%	2,158,000	2,129,733
10/01/2049	3.700%	2,812,000	2,299,332
Realty Income Corp.
01/15/2031	3.250%	1,619,000	1,663,700
Regency Centers LP
06/15/2030	3.700%	2,393,000	2,444,927
Scentre Group Trust 1/Trust 2(a)
01/28/2026	3.625%	845,000	856,276
05/28/2030	4.375%	603,000	625,376
Total			14,755,220
Retailers 0.5%
Advance Auto Parts, Inc.(a)
04/15/2030	3.900%	332,000	338,924
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	2,100,000	2,143,905
07/26/2027	3.550%	2,000,000	2,102,219
Asbury Automotive Group, Inc.(a)
03/01/2030	4.750%	740,000	710,381
AutoNation, Inc.
01/15/2021	3.350%	660,000	662,277
11/15/2024	3.500%	2,185,000	2,199,551
10/01/2025	4.500%	2,465,000	2,569,615
AutoZone, Inc.
04/21/2026	3.125%	415,000	444,820
Best Buy Co., Inc.
10/01/2028	4.450%	1,990,000	2,205,575
Costco Wholesale Corp.
04/20/2030	1.600%	4,175,000	4,219,805
04/20/2032	1.750%	563,000	568,736
Dollar General Corp.
04/03/2030	3.500%	669,000	748,855
04/03/2050	4.125%	330,000	393,691
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Falabella SA(a)
10/30/2027	3.750%	450,000	430,948
Home Depot, Inc. (The)
04/15/2040	3.300%	1,105,000	1,230,797
12/06/2048	4.500%	784,000	1,036,844
L Brands, Inc.
02/15/2022	5.625%	4,150,000	4,031,132
10/15/2023	5.625%	400,000	385,780
Lowe’s Companies, Inc.
04/15/2046	3.700%	600,000	659,757
Michaels Stores, Inc.(a)
07/15/2027	8.000%	1,600,000	1,303,511
PetSmart, Inc.(a)
06/01/2025	5.875%	2,518,000	2,535,209
Rite Aid Corp.(a)
04/01/2023	6.125%	760,000	711,692
Ross Stores, Inc.
04/15/2030	4.800%	1,215,000	1,407,518
VF Corp.
04/23/2027	2.800%	1,030,000	1,070,981
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	985,000	1,042,083
11/18/2044	4.800%	1,560,000	1,644,432
04/15/2050	4.100%	928,000	901,840
Walmart, Inc.
04/22/2024	3.300%	2,248,000	2,458,608
Total			40,159,486
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,489,256
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
02/15/2028	5.875%	1,120,000	1,198,264
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	975,000	991,418
Kroger Co. (The)
04/15/2042	5.000%	969,000	1,198,864
01/15/2048	4.650%	2,661,000	3,288,860
Total			9,166,662
Supranational 0.2%
Corporación Andina de Fomento
09/27/2021	2.125%	4,640,000	4,663,831
06/15/2022	4.375%	400,000	419,967
01/06/2023	2.750%	3,000,000	3,142,127
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,252,097
07/15/2027	6.750%	4,000,000	5,527,517

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Bank for Reconstruction & Development(i)
09/17/2030	0.000%	1,550,000	1,347,968
North American Development Bank
10/26/2022	2.400%	514,000	534,975
Total			18,888,482
Technology 1.6%
Analog Devices, Inc.
12/05/2026	3.500%	89,000	98,479
Apple, Inc.
02/09/2027	3.350%	635,000	721,307
02/09/2045	3.450%	1,125,000	1,300,848
09/12/2047	3.750%	2,255,000	2,742,128
11/13/2047	3.750%	1,305,000	1,583,898
05/11/2050	2.650%	5,670,000	5,849,723
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	4,805,000	5,060,989
Broadcom, Inc.(a)
10/15/2022	3.125%	1,150,000	1,187,759
10/15/2024	3.625%	2,225,000	2,360,902
11/15/2025	3.150%	1,635,000	1,696,846
09/15/2026	3.459%	6,436,000	6,620,507
04/15/2030	5.000%	4,020,000	4,457,043
11/15/2030	4.150%	6,075,000	6,363,183
11/15/2032	4.300%	1,353,000	1,426,888
Broadridge Financial Solutions, Inc.
12/01/2029	2.900%	1,000,000	1,049,764
CommScope Technologies LLC(a)
06/15/2025	6.000%	3,200,000	3,108,051
03/15/2027	5.000%	2,575,000	2,375,867
Corning, Inc.
11/15/2079	5.450%	465,000	531,671
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	870,000	984,337
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/2021	4.420%	1,620,000	1,650,460
DXC Technology Co.
04/15/2025	4.125%	735,000	766,428
Equifax, Inc.
12/15/2025	2.600%	240,000	248,449
05/15/2030	3.100%	245,000	255,522
Everi Payments, Inc.(a)
12/15/2025	7.500%	1,161,000	1,021,725
Fiserv, Inc.
07/01/2024	2.750%	725,000	769,512
07/01/2026	3.200%	1,249,000	1,360,677
06/01/2030	2.650%	2,225,000	2,297,532
Flex Ltd.
02/01/2026	3.750%	1,285,000	1,324,607
06/15/2029	4.875%	3,400,000	3,576,860
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genpact Luxembourg SARL
04/01/2022	3.700%	3,425,000	3,488,870
Global Payments, Inc.
02/15/2025	2.650%	3,000,000	3,137,556
Hewlett Packard Enterprise Co.(k)
10/15/2020	3.600%	690,000	695,659
Hewlett Packard Enterprise Co.
10/01/2024	4.650%	2,850,000	3,134,913
Hewlett-Packard Enterprise Co.
10/05/2021	3.500%	155,000	159,607
HP, Inc.
06/01/2021	4.300%	1,671,000	1,730,365
Intel Corp.
12/08/2047	3.734%	2,500,000	2,937,779
11/15/2049	3.250%	3,051,000	3,378,273
03/25/2050	4.750%	3,410,000	4,701,049
02/15/2060	3.100%	475,000	507,896
International Business Machines Corp.
05/15/2026	3.300%	2,000,000	2,229,869
05/15/2050	2.950%	732,000	739,562
Lam Research Corp.
06/15/2050	2.875%	371,000	376,709
06/15/2060	3.125%	286,000	296,800
Marvell Technology Group Ltd.
06/22/2023	4.200%	3,740,000	3,949,389
Microchip Technology, Inc.
06/01/2021	3.922%	1,845,000	1,874,891
Microchip Technology, Inc.(a)
09/01/2023	2.670%	4,219,000	4,240,797
Microsoft Corp.
08/08/2026	2.400%	1,758,000	1,933,979
11/03/2045	4.450%	1,443,000	1,986,843
08/08/2046	3.700%	2,500,000	3,100,639
02/12/2055	4.000%	960,000	1,263,937
02/06/2057	4.500%	3,330,000	4,824,665
NVIDIA Corp.
04/01/2040	3.500%	467,000	532,109
04/01/2050	3.500%	622,000	714,922
04/01/2060	3.700%	480,000	567,898
NXP BV/Funding LLC(a)
06/01/2021	4.125%	850,000	874,605
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	415,000	429,910
Oracle Corp.
04/01/2040	3.600%	298,000	331,171
11/15/2047	4.000%	1,557,000	1,822,825
04/01/2050	3.600%	1,685,000	1,877,645
Panasonic Corp.(a)
07/19/2022	2.536%	3,975,000	4,054,624

38	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PayPal Holdings, Inc.
10/01/2026	2.650%	2,000,000	2,166,344
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	950,000	1,043,467
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,437,129
Tencent Holdings Ltd.(a),(e)
06/03/2030	2.390%	1,000,000	995,309
Texas Instruments, Inc.
09/04/2029	2.250%	985,000	1,046,841
VMware, Inc.
05/15/2027	4.650%	817,000	884,020
Xilinx, Inc.
06/01/2030	2.375%	1,081,000	1,100,076
Total			134,360,904
Tobacco 0.4%
Altria Group, Inc.
02/14/2022	3.490%	1,500,000	1,561,900
02/14/2024	3.800%	1,693,000	1,835,855
02/14/2029	4.800%	500,000	576,757
05/06/2030	3.400%	1,280,000	1,350,193
02/14/2039	5.800%	310,000	377,595
02/14/2049	5.950%	308,000	396,196
BAT Capital Corp.
09/06/2026	3.215%	750,000	782,664
08/15/2027	3.557%	569,000	599,060
08/15/2047	4.540%	5,800,000	6,156,531
Imperial Brands Finance PLC(a)
07/21/2022	3.750%	1,007,000	1,035,545
Philip Morris International, Inc.
05/01/2030	2.100%	6,670,000	6,717,020
08/21/2042	3.875%	569,000	626,000
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,461,979
08/04/2041	7.000%	1,170,000	1,471,148
09/15/2043	6.150%	520,000	628,687
08/15/2045	5.850%	4,520,000	5,444,215
Vector Group Ltd.(a)
02/01/2025	6.125%	3,350,000	3,291,375
Total			34,312,720
Transportation Services 0.5%
Element Fleet Management Corp.(a),(e)
06/15/2025	3.850%	3,885,000	3,893,875
ERAC U.S.A. Finance LLC(a)
10/01/2020	5.250%	2,500,000	2,526,222
11/15/2024	3.850%	2,500,000	2,571,054
12/01/2026	3.300%	3,435,000	3,441,122
03/15/2042	5.625%	1,689,000	1,888,549
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2046	4.200%	1,041,000	974,068
FedEx Corp.
01/15/2024	4.000%	2,500,000	2,749,743
05/15/2030	4.250%	3,888,000	4,289,737
02/01/2035	3.900%	392,000	410,632
02/15/2048	4.050%	1,257,000	1,225,316
Penske Truck Leasing Co. LP/Finance Corp.(a)
07/15/2025	4.000%	905,000	969,224
Penske Truck Leasing Co., LP/Finance Corp.(a)
04/01/2021	3.300%	2,000,000	2,026,729
02/01/2022	3.375%	1,200,000	1,220,302
08/01/2023	4.125%	5,245,000	5,540,104
01/29/2026	4.450%	1,120,000	1,205,566
Ryder System, Inc.
12/01/2023	3.875%	2,315,000	2,404,658
06/01/2025	4.625%	3,195,000	3,453,584
TTX Co.(a)
01/15/2025	3.600%	1,620,000	1,767,303
United Parcel Service, Inc.
04/01/2023	2.500%	1,046,000	1,099,186
Vinci SA(a)
04/10/2029	3.750%	513,000	578,288
Total			44,235,262
Wireless 0.5%
America Movil SAB de CV
07/16/2022	3.125%	200,000	205,766
American Tower Corp.
02/15/2024	5.000%	665,000	755,978
01/15/2027	2.750%	445,000	474,128
Crown Castle International Corp.
07/01/2050	4.150%	375,000	437,566
Digicel Group One Ltd.(a),(l)
12/30/2022	0.000%	308,000	196,763
Digicel Group Two Ltd.(a),(l)
09/30/2022	0.000%	292,000	13,641
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,642,960
Sprint Capital Corp.
11/15/2028	6.875%	1,100,000	1,359,699
03/15/2032	8.750%	275,000	396,264
Sprint Corp.
09/15/2023	7.875%	216,000	244,815
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	5,103,750	5,129,524
03/20/2025	4.738%	7,340,000	7,786,683

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile U.S.A., Inc.
03/01/2023	6.000%	524,000	529,787
01/15/2024	6.500%	925,000	947,269
04/15/2024	6.000%	837,000	853,949
03/01/2025	6.375%	2,800,000	2,886,681
02/01/2028	4.750%	961,000	1,020,767
T-Mobile U.S.A., Inc.(a)
04/15/2027	3.750%	654,000	707,135
04/15/2030	3.875%	3,143,000	3,409,860
04/15/2040	4.375%	4,428,000	4,911,468
T-Mobile USA, Inc.(a)
04/15/2050	4.500%	1,020,000	1,161,501
Vodafone Group PLC
05/30/2048	5.250%	2,440,000	3,164,409
06/19/2049	4.875%	3,755,000	4,626,305
09/17/2050	4.250%	920,000	1,057,659
Total			44,920,577
Wirelines 1.1%
AT&T, Inc.
06/01/2024	3.550%	895,000	964,967
02/15/2030	4.300%	1,375,000	1,560,908
06/01/2031	2.750%	2,051,000	2,075,794
05/15/2035	4.500%	580,000	665,044
03/01/2037	5.250%	7,735,000	9,416,529
03/01/2039	4.850%	5,326,000	6,229,383
09/01/2040	5.350%	700,000	873,922
06/01/2041	3.500%	684,000	690,687
06/15/2044	4.800%	6,830,000	7,936,032
05/15/2046	4.750%	1,720,000	1,992,284
11/15/2046	5.150%	2,390,000	2,923,973
03/01/2047	5.450%	2,630,000	3,319,955
03/09/2049	4.550%	8,000,000	9,096,668
06/01/2051	3.650%	3,810,000	3,847,365
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	381,255
Deutsche Telekom AG(a)
01/21/2050	3.625%	520,000	561,380
Embarq Corp.
06/01/2036	7.995%	1,900,000	2,030,825
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	2,465,000	2,425,670
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	461,000	472,088
Qwest Corp.
12/01/2021	6.750%	2,375,000	2,498,013
09/15/2025	7.250%	3,978,000	4,455,714
Telecom Italia Capital SA
06/04/2038	7.721%	1,700,000	2,063,177
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
02/15/2025	3.376%	2,622,000	2,906,945
12/03/2029	4.016%	530,000	623,935
08/10/2033	4.500%	1,630,000	2,017,706
11/01/2034	4.400%	2,000,000	2,440,793
01/15/2036	4.272%	8,870,000	10,733,674
08/21/2046	4.862%	2,265,000	3,055,064
09/15/2048	4.522%	1,570,000	2,053,734
03/22/2050	4.000%	290,000	356,112
Total			90,669,596
Total Corporate Bonds & Notes (Cost $2,954,667,757)			3,062,722,484

Foreign Government Obligations(m) 3.4%

Argentina 0.1%
Argentine Republic Government International Bond(l)
04/22/2021	6.875%	3,950,000	1,609,626
01/11/2023	0.000%	3,875,000	1,550,478
04/22/2026	0.000%	2,000,000	765,001
12/31/2033	0.000%	2,537,689	1,167,337
12/31/2033	0.000%	1,934,812	869,034
Argentine Republic Government International Bond
01/26/2022	5.625%	550,000	220,035
01/26/2027	0.000%	700,000	255,171
Provincia de Buenos Aires(a),(l)
06/09/2021	0.000%	3,370,000	1,189,435
02/15/2023	0.000%	1,070,000	375,339
YPF SA(a)
03/23/2021	8.500%	350,000	258,215
Total			8,259,671
Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	650,000	747,619
Bahrain 0.0%
Bahrain Government International Bond(a)
10/12/2028	7.000%	752,000	788,295
09/20/2029	6.750%	292,000	299,537
Total			1,087,832
Brazil 0.2%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	2,320,000	2,329,591
Brazilian Government International Bond
04/07/2026	6.000%	750,000	842,058
01/13/2028	4.625%	1,650,000	1,726,850
05/30/2029	4.500%	2,000,000	2,054,220
01/20/2034	8.250%	150,000	191,156
01/07/2041	5.625%	800,000	817,940

40	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centrais Eletricas Brasileiras SA(a)
02/04/2025	3.625%	1,600,000	1,490,818
Petrobras Global Finance BV
05/23/2026	8.750%	400,000	468,241
01/17/2027	7.375%	4,350,000	4,745,965
Total			14,666,839
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	2,200,000	1,866,467
Province of British Columbia
09/01/2036	7.250%	2,000,000	3,507,044
Province of Manitoba
06/22/2026	2.125%	300,000	322,081
Province of Quebec(k)
02/27/2026	7.140%	1,230,000	1,616,570
03/02/2026	7.485%	2,000,000	2,685,903
Total			9,998,065
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	499,000	518,419
Corporación Nacional del Cobre de Chile(a)
09/16/2025	4.500%	500,000	554,175
08/01/2027	3.625%	740,000	787,876
11/04/2044	4.875%	200,000	234,137
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	750,000	760,778
11/06/2029	5.250%	450,000	493,919
Total			3,349,304
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	605,000	657,305
04/25/2027	3.875%	1,599,000	1,698,282
03/15/2029	4.500%	250,000	275,705
01/30/2030	3.000%	200,000	199,971
06/15/2045	5.000%	1,569,000	1,784,942
05/15/2049	5.200%	826,000	974,695
Ecopetrol SA
04/29/2030	6.875%	2,000,000	2,288,052
Total			7,878,952
Croatia 0.0%
Croatia Government International Bond(a)
04/04/2023	5.500%	500,000	549,039
01/26/2024	6.000%	500,000	570,549
01/26/2024	6.000%	300,000	342,329
Total			1,461,917
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(a)
05/06/2021	7.500%	1,333,334	1,366,690
05/06/2021	7.500%	33,333	34,167
01/27/2025	5.500%	100,000	99,843
01/27/2025	5.500%	100,000	99,843
01/29/2026	6.875%	1,000,000	1,030,663
01/25/2027	5.950%	450,000	440,705
07/19/2028	6.000%	1,684,000	1,633,225
07/19/2028	6.000%	1,400,000	1,357,788
01/30/2030	4.500%	2,225,000	1,947,792
Total			8,010,716
Egypt 0.1%
Egypt Government International Bond(a)
02/21/2023	5.577%	650,000	653,442
06/11/2025	5.875%	250,000	250,236
01/31/2027	7.500%	2,750,000	2,862,996
02/21/2028	6.588%	3,900,000	3,788,123
02/21/2028	6.588%	600,000	582,788
05/29/2032	7.625%	1,350,000	1,326,348
Total			9,463,933
France 0.0%
Dexia Credit Local SA(a)
09/26/2023	3.250%	1,500,000	1,629,141
Gabon 0.0%
Gabon Government International Bond(a)
02/06/2031	6.625%	320,000	268,008
Ghana 0.0%
Ghana Government International Bond(a)
02/11/2027	6.375%	3,200,000	2,869,359
Hong Kong 0.0%
CNAC HK Finbridge Co., Ltd(a)
03/14/2028	5.125%	1,850,000	2,084,717
CNAC HK Finbridge Co., Ltd.(a)
06/19/2029	3.875%	400,000	422,764
Total			2,507,481
Hungary 0.0%
Hungary Government International Bond
03/29/2021	6.375%	222,000	231,450
11/22/2023	5.750%	2,000,000	2,265,052
Total			2,496,502
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	876,991
02/01/2028	3.875%	1,025,000	1,061,430

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	603,335
Total			2,541,756
Indonesia 0.3%
Indonesia Government International Bond
02/14/2030	2.850%	560,000	572,512
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,489,308
07/18/2047	4.750%	1,000,000	1,161,667
Lembaga Pembiayaan Ekspor Indonesia(a)
04/06/2024	3.875%	1,450,000	1,476,321
Perusahaan Penerbit SBSN Indonesia III(a)
03/01/2028	4.400%	500,000	554,161
02/20/2029	4.450%	1,400,000	1,564,796
PT Hutama Karya Persero(a)
05/11/2030	3.750%	800,000	831,582
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	770,000	871,056
PT Pertamina Persero(a)
01/21/2030	3.100%	1,200,000	1,186,712
01/21/2030	3.100%	625,000	618,079
08/25/2030	3.100%	2,174,000	2,152,221
05/20/2043	5.625%	250,000	280,724
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	525,000	541,932
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	5,153,757
05/21/2028	5.450%	2,000,000	2,230,891
05/21/2028	5.450%	500,000	557,723
01/25/2029	5.375%	200,000	222,807
Total			21,466,249
Iraq 0.0%
Iraq International Bond(a)
03/09/2023	6.752%	1,300,000	1,190,575
01/15/2028	5.800%	750,000	675,829
Total			1,866,404
Israel 0.1%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	3,100,000	3,396,368
Italy 0.4%
Republic of Italy
09/27/2023	6.875%	15,850,000	18,296,880
Republic of Italy Government International Bond
06/15/2033	5.375%	8,270,000	10,159,608
Total			28,456,488
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ivory Coast 0.0%
Ivory Coast Government International Bond(a),(k)
12/31/2032	5.750%	855,000	805,865
Japan 0.0%
Japan Bank for International Cooperation
05/23/2024	2.500%	600,000	642,565
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%	1,600,000	1,658,466
03/12/2024	3.000%	400,000	432,462
Total			2,733,493
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2025	4.750%	950,000	1,003,936
04/19/2027	4.750%	1,725,000	1,836,783
04/19/2027	4.750%	300,000	319,441
04/24/2030	5.375%	2,362,000	2,648,432
04/24/2030	5.375%	500,000	560,633
04/19/2047	5.750%	779,000	880,273
Total			7,249,498
Kenya 0.0%
Kenya Government International Bond(a)
05/22/2027	7.000%	400,000	380,988
Mexico 0.5%
Banco Nacional de Comercio Exterior SNC(a),(k)
Subordinated
08/11/2026	3.800%	400,000	386,342
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,314,586
07/31/2047	5.500%	2,150,000	1,844,652
Mexico Government International Bond
04/22/2029	4.500%	1,500,000	1,622,582
04/16/2030	3.250%	1,154,000	1,137,486
Pemex Project Funding Master Trust
01/21/2021	5.500%	1,600,000	1,600,867
06/15/2038	6.625%	50,000	38,585
Petroleos Mexicanos
12/20/2022	1.700%	307,500	305,947
08/04/2026	6.875%	2,750,000	2,516,948
03/13/2027	6.500%	15,903,000	14,065,461
01/23/2029	6.500%	625,000	534,625
06/15/2035	6.625%	1,850,000	1,491,553
01/23/2045	6.375%	940,000	696,297
01/23/2046	5.625%	300,000	212,592
09/21/2047	6.750%	7,669,000	5,903,318
02/12/2048	6.350%	770,000	566,967

42	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos(a)
01/28/2031	5.950%	4,500,000	3,627,066
01/23/2050	7.690%	4,051,000	3,348,747
01/28/2060	6.950%	800,000	614,120
Total			41,828,741
Netherlands 0.1%
Petrobras Global Finance BV
02/01/2029	5.750%	3,900,000	3,912,929
03/19/2049	6.900%	4,840,000	4,818,976
Petrobras Global Finance BV(a)
01/15/2030	5.093%	1,057,000	1,014,254
Total			9,746,159
Norway 0.1%
Equinor ASA
01/22/2026	1.750%	1,071,000	1,093,355
04/06/2030	3.125%	826,000	903,959
05/22/2030	2.375%	2,771,000	2,854,082
11/18/2049	3.250%	1,540,000	1,623,248
04/06/2050	3.700%	815,000	928,060
Total			7,402,704
Panama 0.0%
Panama Government International Bond
09/22/2024	4.000%	400,000	432,906
03/16/2025	3.750%	200,000	214,695
01/23/2030	3.160%	950,000	1,007,532
01/26/2036	6.700%	840,000	1,171,489
Total			2,826,622
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	400,000	418,803
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%	1,070,000	1,152,617
Peruvian Government International Bond
08/25/2027	4.125%	1,272,000	1,447,698
06/20/2030	2.844%	790,000	837,219
03/14/2037	6.550%	1,785,000	2,701,699
11/18/2050	5.625%	150,000	235,133
Petroleos del Peru SA(a)
06/19/2032	4.750%	3,150,000	3,415,198
Total			9,789,564
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 0.0%
Philippine Government International Bond
01/14/2029	3.750%	1,100,000	1,259,427
01/15/2032	6.375%	400,000	551,842
10/23/2034	6.375%	275,000	396,637
Total			2,207,906
Poland 0.0%
Poland Government International Bond
03/17/2023	3.000%	300,000	315,808
Qatar 0.1%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,164,000	1,363,535
Qatar Government International Bond(a)
04/23/2028	4.500%	1,106,000	1,281,644
06/02/2046	4.625%	642,000	796,103
04/23/2048	5.103%	1,910,000	2,508,418
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/2020	5.298%	92,660	93,214
Total			6,042,914
Romania 0.1%
Romanian Government International Bond(a)
08/22/2023	4.375%	150,000	157,569
06/15/2048	5.125%	4,400,000	5,004,935
Total			5,162,504
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	800,000	891,856
Gazprom PJSC Via Gaz Capital SA(a)
03/23/2027	4.950%	1,150,000	1,279,506
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	3,400,000	3,385,918
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	200,000	221,601
05/27/2026	4.750%	1,600,000	1,830,980
06/23/2027	4.250%	1,200,000	1,353,125
03/21/2029	4.375%	600,000	694,587
04/04/2042	5.625%	800,000	1,099,549
Total			10,757,122
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	2,530,000	2,756,697
Saudi Arabian Oil Co.(a)
04/16/2039	4.250%	200,000	218,464

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
03/04/2028	3.625%	400,000	431,533
04/17/2030	4.500%	750,000	860,757
02/03/2032	2.750%	300,000	299,633
10/26/2046	4.500%	430,000	483,425
01/21/2055	3.750%	200,000	198,684
Total			5,249,193
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%	2,300,000	2,194,233
01/26/2021	5.750%	1,000,000	954,014
08/06/2023	6.750%	200,000	183,765
02/11/2025	7.125%	950,000	857,959
08/10/2028	6.350%	1,400,000	1,376,465
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,225,000	1,102,885
09/30/2029	4.850%	2,850,000	2,606,630
South Africa Government International Bond
01/17/2024	4.665%	1,740,000	1,751,005
Total			11,026,956
South Korea 0.0%
Export-Import Bank of Korea
12/30/2020	2.625%	400,000	403,944
Korea Development Bank (The)
09/14/2022	3.000%	200,000	209,184
Total			613,128
Sri Lanka 0.0%
Sri Lanka Government International Bond(a)
01/18/2022	5.750%	1,600,000	1,000,077
Turkey 0.1%
Turkey Government International Bond
03/30/2021	5.625%	3,400,000	3,434,520
03/23/2023	3.250%	680,000	634,547
02/05/2025	7.375%	1,479,000	1,529,043
10/09/2026	4.875%	2,275,000	2,060,351
Turkiye Vakiflar Bankasi TAO(a)
02/05/2025	5.250%	500,000	457,188
Total			8,115,649
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2020	7.750%	595,000	594,999
09/01/2021	7.750%	2,710,000	2,736,519
09/01/2022	7.750%	2,410,000	2,434,569
02/01/2024	8.994%	1,400,000	1,460,623
09/01/2025	7.750%	3,050,000	3,066,889
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2028	9.750%	3,850,000	4,138,756
Total			14,432,355
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,129,000	1,164,309
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	763,299
DP World Ltd.(a)
07/02/2037	6.850%	300,000	352,393
Total			2,280,001
United States 0.0%
Citgo Holding, Inc.(a)
08/01/2024	9.250%	375,000	363,997
Uruguay 0.1%
Uruguay Government International Bond
10/27/2027	4.375%	859,103	962,038
01/23/2031	4.375%	615,000	701,094
04/20/2055	4.975%	1,000,000	1,223,137
Total			2,886,269
Virgin Islands 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	428,134
04/28/2025	3.250%	300,000	321,101
Total			749,235
Total Foreign Government Obligations (Cost $300,111,987)			286,808,155

Inflation-Indexed Bonds 0.6%

United States 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/2025	0.125%	5,112,033	5,269,722
07/15/2029	0.250%	17,932,830	19,218,882
02/15/2050	0.250%	21,502,012	23,518,886
Total			48,007,490
Total Inflation-Indexed Bonds (Cost $45,575,177)			48,007,490

44	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Municipal Bonds 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.1%
Chicago O’Hare International Airport
Refunding Revenue Bonds
Taxable Senior Lien
Series 2018C
01/01/2049	4.472%	1,630,000	1,862,079
01/01/2054	4.572%	1,630,000	1,831,077
Total			3,693,156
Higher Education 0.1%
Health & Educational Facilities Authority of the State of Missouri
Taxable Revenue Bonds
Washington University
Series 2017
08/15/2057	3.652%	1,045,000	1,224,657
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	6,138,672
University of Texas System (The)
Revenue Bonds
Taxable Permanent University Fund
Series 2017
07/01/2047	3.376%	3,025,000	3,627,701
University of Virginia
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	947,785
Total			11,938,815
Hospital 0.1%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2060	3.256%	6,450,000	6,417,041
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	4,320,811
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,567,748
Total			7,888,559
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax(n)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	2,740,000	2,742,082
Special Non Property Tax 0.0%
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,322,375
State General Obligation 0.1%
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Series 2020C
03/01/2049	3.000%	3,825,000	4,073,013
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
03/01/2040	7.625%	800,000	1,370,400
Total			5,443,413
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bond
Series 2020C-2
11/15/2049	5.175%	1,340,000	1,460,265
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	3,342,989
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,247,231
Texas Private Activity Bond Surface Transportation Corp.
Taxable Revenue Bonds
North Tarrant Express Managed Lanes Project
Series 2019
12/31/2049	3.922%	875,000	872,830
Total			6,463,050
Total Municipal Bonds (Cost $44,500,573)			48,368,756

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency 20.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2022- 08/01/2022	8.500%	1,967	2,027
08/01/2024- 02/01/2025	8.000%	12,585	13,648
10/01/2028- 07/01/2032	7.000%	178,114	208,264
03/01/2031- 03/01/2047	3.000%	47,653,601	50,346,772
10/01/2031- 07/01/2037	6.000%	631,315	743,746
02/01/2032- 06/01/2040	2.500%	43,343,660	45,313,964
04/01/2033- 09/01/2039	5.500%	1,150,628	1,321,631
05/01/2033- 01/01/2050	3.500%	120,999,590	131,474,457
10/01/2039- 08/01/2048	5.000%	2,673,047	2,953,494
09/01/2040- 04/01/2049	4.000%	46,591,757	50,774,190
09/01/2040- 10/01/2048	4.500%	12,379,437	13,439,195
CMO Series 2060 Class Z
05/15/2028	6.500%	143,249	163,615
CMO Series 2310 Class Z
04/15/2031	6.000%	107,458	121,722
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,815,442
CMO Series 2882 Class ZC
11/15/2034	6.000%	4,777,593	5,663,011
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,478,696	3,153,139
CMO Series 3028 Class ZE
09/15/2035	5.500%	127,466	151,058
CMO Series 3032 Class PZ
09/15/2035	5.800%	303,734	432,080
CMO Series 3071 Class ZP
11/15/2035	5.500%	6,692,147	8,710,446
CMO Series 3121 Class EZ
03/15/2036	6.000%	132,412	156,233
CMO Series 3181 Class AZ
07/15/2036	6.500%	78,677	92,043
CMO Series 353 Class 300
12/15/2046	3.000%	11,720,525	12,771,476
CMO Series 3740 Class BA
10/15/2040	4.000%	3,000,000	3,427,780
CMO Series 3741 Class PD
10/15/2040	4.000%	1,855,000	2,182,395
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3747 Class HY
10/15/2040	4.500%	2,991,000	3,641,000
CMO Series 3753 Class KZ
11/15/2040	4.500%	6,255,946	7,173,388
CMO Series 3769 Class ZC
12/15/2040	4.500%	7,152,020	8,060,636
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,551,459	2,950,988
CMO Series 3841 Class JZ
04/15/2041	5.000%	732,721	848,020
CMO Series 3888 Class ZG
07/15/2041	4.000%	1,351,727	1,511,276
CMO Series 3926 Class NY
09/15/2041	4.000%	1,000,000	1,110,055
CMO Series 3928 Class MB
09/15/2041	4.500%	2,435,000	2,776,732
CMO Series 3934 Class CB
10/15/2041	4.000%	6,000,000	6,683,310
CMO Series 3963 Class JB
11/15/2041	4.500%	7,142,422	8,342,245
CMO Series 3982 Class TZ
01/15/2042	4.000%	1,394,839	1,580,202
CMO Series 4013 Class PL
03/15/2042	3.500%	1,281,000	1,494,779
CMO Series 4027 Class AB
12/15/2040	4.000%	3,500,108	3,849,107
CMO Series 4034 Class PB
04/15/2042	4.500%	730,566	958,043
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,274,977	5,701,905
CMO Series 4057 Class ZL
06/15/2042	3.500%	10,091,786	11,087,507
CMO Series 4059 Class DY
06/15/2042	3.500%	5,074,000	5,818,491
CMO Series 4077 Class KM
11/15/2041	3.500%	663,557	703,246
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	7,091,139
CMO Series 4182 Class QN
02/15/2033	3.000%	4,421,423	4,713,134
CMO Series 4247 Class AY
09/15/2043	4.500%	1,500,000	1,888,581
CMO Series 4361 Class VB
02/15/2038	3.000%	6,183,756	6,523,194
CMO Series 4396 Class PZ
06/15/2037	3.000%	730,686	801,858

46	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	6,979,574
CMO Series 4440 Class ZX
01/15/2045	4.000%	11,099,226	12,845,361
CMO Series 4463 Class ZA
04/15/2045	4.000%	4,900,266	5,585,440
CMO Series 4495 Class PA
09/15/2043	3.500%	428,653	449,779
CMO Series 4496 Class PZ
07/15/2045	2.500%	646,513	691,574
CMO Series 4627 Class PL
10/15/2046	3.000%	2,541,000	2,886,739
CMO Series 4649 Class BP
01/15/2047	3.500%	2,286,452	2,512,717
CMO Series 4682 Class HZ
04/15/2047	3.500%	3,331,623	3,662,071
CMO Series 4758 Class HA
06/15/2045	4.000%	2,784,222	2,913,521
CMO Series 4767 Class HN
03/15/2048	3.500%	4,621,584	5,080,262
CMO Series 4771 Class HZ
03/15/2048	3.500%	8,654,478	9,647,727
CMO Series 4774 Class KA
12/15/2045	4.500%	5,457,115	5,698,109
CMO Series 4776 Class DW
09/15/2044	4.000%	10,000,000	10,315,552
CMO Series 4787 Class PY
05/15/2048	4.000%	3,600,000	3,907,860
CMO Series 4793 Class CD
06/15/2048	3.000%	3,535,021	3,686,765
CMO Series 4800 Class KG
11/15/2045	3.500%	5,000,000	5,181,532
CMO Series 4830 Class AP
02/15/2047	4.000%	8,147,935	8,618,035
CMO Series 4839 Class A
04/15/2051	4.000%	5,256,462	5,789,178
CMO Series 4846 Class MC
06/15/2046	4.000%	10,437,245	10,703,084
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,010,038	1,069,434
Federal Home Loan Mortgage Corp.(b)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% Floor 1.300%, Cap 10.000% 04/15/2023	1.484%	162,641	164,092
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	0.634%	224,782	224,484
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	0.584%	518,099	516,820
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	0.434%	254,537	253,457
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	0.384%	427,970	423,639
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	19.339%	522,181	837,274
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	23.160%	928,345	1,623,338
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	0.884%	948,124	956,859
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	1.620%	388,565	401,717
CMO Series 3680 Class FA
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 06/15/2040	1.184%	1,527,844	1,551,891
CMO Series 3785 Class LS
-2.0 x 1-month USD LIBOR + 9.900% Cap 9.900% 01/15/2041	9.533%	2,032,007	2,609,114
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	56,072	62,898
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	1.385%	359,282	358,529

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4311 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 06/15/2042	0.534%	96,941	96,981
CMO Series 4364 Class FE
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 12/15/2039	0.484%	279,030	279,179
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-4258 Class SJ
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/15/2043	6.466%	7,482,939	1,533,438
CMO Series 2014-4313 Class MS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	5.966%	9,909,345	1,765,505
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	5.711%	3,183,882	730,978
CMO Series 3578 Class DI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 04/15/2036	6.466%	4,635,479	969,774
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	5.766%	7,046,806	1,432,851
CMO Series 3997 Class SK
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/15/2041	6.416%	20,312,936	2,824,213
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	5.366%	9,243,134	1,658,203
CMO Series 4281 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2043	5.916%	14,404,117	3,065,418
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4635 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2046	5.916%	23,863,032	4,439,402
CMO Series 4910 Class SG
1-month LIBID + 6.050% Cap 6.050% 09/25/2049	5.882%	34,464,090	6,697,865
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 3833 Class LI
10/15/2040	2.691%	12,628,011	812,931
Federal Home Loan Mortgage Corp.(g)
CMO Series 4146 Class IA
12/15/2032	3.500%	10,074,341	1,129,079
CMO Series 4186 Class IB
03/15/2033	3.000%	10,092,508	984,249
CMO Series 4627 Class PI
05/15/2044	3.500%	10,347,411	717,783
CMO Series 4698 Class BI
07/15/2047	5.000%	25,988,851	5,005,650
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f),(g)
CMO Series K051 Class X1
09/25/2025	0.544%	18,681,409	457,784
CMO Series K058 Class X1
08/25/2026	0.926%	2,446,314	117,493
CMO Series KW02 Class X1
12/25/2026	0.311%	11,219,280	132,451
Federal National Mortgage Association
04/01/2023	8.500%	37	38
06/01/2024	9.000%	650	657
02/01/2025- 08/01/2027	8.000%	24,360	26,935
03/01/2026- 07/01/2038	7.000%	616,602	739,422
04/01/2027- 06/01/2032	7.500%	47,705	54,309
05/01/2029- 10/01/2040	6.000%	2,121,136	2,454,668
08/01/2029- 02/01/2050	3.000%	83,468,060	88,019,003
06/01/2030	4.960%	993,406	1,175,470
01/01/2031- 05/01/2040	2.500%	13,401,455	13,967,829
03/01/2033- 04/01/2041	5.500%	1,093,703	1,259,520
10/01/2033- 06/01/2049	3.500%	121,306,447	130,794,131
07/01/2039- 10/01/2041	5.000%	4,224,312	4,843,814

48	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2040- 06/01/2056	4.500%	19,676,626	21,559,210
02/01/2041- 03/01/2049	4.000%	97,505,428	106,549,902
CMO Series 2003-22 Class Z
04/25/2033	6.000%	149,969	174,382
CMO Series 2003-33 Class PT
05/25/2033	4.500%	11,300	12,706
CMO Series 2003-82 Class Z
08/25/2033	5.500%	149,677	173,916
CMO Series 2005-110 Class GL
12/25/2035	5.500%	1,758,002	1,965,354
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	871,899	1,019,903
CMO Series 2009-100 Class PL
12/25/2039	5.000%	770,652	947,960
CMO Series 2009-111 Class DA
12/25/2039	5.000%	24,516	24,735
CMO Series 2010-134 Class DB
12/25/2040	4.500%	10,000,000	11,863,462
CMO Series 2010-139 Class HA
11/25/2040	4.000%	2,000,000	2,271,354
CMO Series 2010-37 Class A1
05/25/2035	5.410%	701,479	740,593
CMO Series 2010-81 Class PB
08/25/2040	5.000%	829,499	1,027,942
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	7,530,782	8,368,121
CMO Series 2011-53 Class WT
06/25/2041	4.500%	604,979	686,651
CMO Series 2012-103 Class PY
09/25/2042	3.000%	1,000,000	1,124,903
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	12,122,276	13,238,412
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	8,665,909	9,359,480
CMO Series 2012-94
09/25/2042	3.500%	5,244,341	5,618,693
CMO Series 2013-106 Class LA
08/25/2041	4.000%	3,420,720	3,798,757
CMO Series 2013-126 Class ZA
07/25/2032	4.000%	14,584,156	15,631,105
CMO Series 2013-16 Class GD
03/25/2033	3.000%	9,511,582	9,952,308
CMO Series 2013-66 Class AP
05/25/2043	6.000%	1,408,369	1,644,539
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-18 Class NB
04/25/2045	3.000%	2,002,796	2,178,439
CMO Series 2016-9 Class A
09/25/2043	3.000%	572,785	583,104
CMO Series 2017-82 Class ML
10/25/2047	4.000%	546,948	686,155
CMO Series 2017-82 Class PL
10/25/2047	3.000%	1,062,000	1,163,371
CMO Series 2017-89 Class CY
11/25/2047	3.000%	2,377,511	2,560,469
CMO Series 2018-38 Class PA
06/25/2047	3.500%	2,485,453	2,599,069
CMO Series 2018-55 Class PA
01/25/2047	3.500%	9,336,269	9,759,737
CMO Series 2018-64 Class ET
09/25/2048	3.000%	10,289,368	10,786,808
CMO Series 2018-94D Class KD
12/25/2048	3.500%	4,503,765	4,673,628
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	5,150,800	5,833,666
CMO Series 98-17 Class Z
04/18/2028	6.500%	122,034	135,805
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.445% Floor 1.445%, Cap 9.867% 04/01/2034	3.158%	90,007	90,716
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	0.532%	190,529	190,107
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	0.368%	759,736	752,822
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	15.296%	229,272	327,697
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	0.658%	335,959	336,397
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	38.171%	96,014	205,165

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	32.159%	479,417	982,905
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	9.260%	1,110,006	1,369,110
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	0.718%	364,518	366,801
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	0.668%	1,912,639	1,913,407
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	4.500%	1,874,753	2,049,259
CMO Series 2012-14 Class FB
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 7.000% 08/25/2037	0.618%	63,279	63,355
CMO Series 2012-73 Class LF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2039	0.618%	778,093	778,810
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	4.500%	1,901,193	2,076,638
Federal National Mortgage Association(b),(g)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	7.432%	2,027,406	530,545
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	6.422%	1,525,141	344,364
CMO Series 2009-100 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 12/25/2039	6.032%	4,875,172	1,025,862
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	6.082%	7,781,734	1,561,123
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	6.432%	6,125,556	1,503,546
CMO Series 2010-21 Class SA
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 03/25/2040	6.082%	11,668,888	2,507,087
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	6.282%	2,881,321	602,594
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	5.762%	9,721,644	1,824,446
CMO Series 2012-17 Class MS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2027	6.532%	5,865,985	593,197
CMO Series 2013-10 Class SJ
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/25/2043	5.982%	9,172,683	1,900,070
CMO Series 2013-19 Class KS
-1.0 x 3-month USD LIBOR + 6.200% Cap 6.200% 10/25/2041	6.032%	10,200,663	1,556,408
CMO Series 2013-34 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2043	5.982%	22,703,162	5,097,739
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	6.532%	6,008,234	1,493,624

50	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-52 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2044	5.932%	11,481,651	2,191,770
CMO Series 2015-81 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/25/2037	6.532%	9,770,917	1,815,376
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	5.932%	9,475,001	1,927,995
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	5.932%	4,273,108	815,041
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	5.932%	12,268,525	2,557,700
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	6.082%	11,908,497	2,317,989
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	5.932%	15,594,167	3,264,428
CMO Series 2016-88 Class BS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/25/2046	5.932%	9,831,109	2,224,577
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.482%	7,660,844	1,585,981
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	5.982%	10,811,935	2,268,669
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	2.750%	14,684,513	1,349,029
CMO Series 2018-61 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 08/25/2048	6.032%	6,077,863	1,246,949
CMO Series 2019-35 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2049	5.982%	27,712,245	6,208,067
CMO Series 2019-39 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/25/2049	5.932%	27,767,873	5,523,430
Federal National Mortgage Association(g)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	8,001,296	1,026,210
CMO Series 2013-23 Class AI
03/25/2043	5.000%	11,104,993	2,110,170
CMO Series 2013-35 Class IB
04/25/2033	3.000%	12,243,960	1,296,733
CMO Series 2013-41 Class HI
02/25/2033	3.000%	13,438,330	1,232,939
CMO Series 385 Class 8
12/25/2037	5.500%	4,162,223	890,316
Federal National Mortgage Association(f)
CMO Series 2016-40 Class GA
07/25/2046	4.032%	9,227,891	9,644,113
Federal National Mortgage Association(o)
CMO Series G93-28 Class E
07/25/2022	0.000%	83,340	82,597
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	8,055,935	8,902,139
05/20/2041- 08/20/2048	4.500%	15,684,656	16,895,284
02/15/2042- 10/20/2048	4.000%	21,221,386	22,812,985
03/20/2046- 07/20/2049	3.500%	46,173,626	49,295,874
09/20/2046- 10/20/2049	3.000%	37,619,065	39,616,342
04/20/2061	4.310%	2,298	2,550
01/20/2062	4.539%	2,162	2,226
05/20/2062	3.963%	15,716	15,797
05/20/2062	4.039%	11,185	11,796
06/20/2062	4.283%	784	797

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/20/2062	4.630%	1,524	1,610
08/20/2062	4.089%	8,885	8,996
10/20/2062	4.200%	7,010	7,235
03/20/2063- 06/20/2064	4.234%	370,397	403,918
04/20/2063	4.370%	21,744	22,238
04/20/2063	4.775%	284	299
01/20/2064	4.299%	5,722	5,870
01/20/2064	4.669%	323,732	348,405
02/20/2064	4.612%	423,427	464,210
05/20/2064	4.666%	293,126	318,367
12/20/2064	4.619%	4,026,521	4,513,374
02/20/2065	4.574%	333,160	370,587
01/20/2066	4.506%	2,603,507	2,877,308
01/20/2066- 12/20/2066	4.565%	5,227,181	5,809,535
01/20/2066	4.567%	1,018,015	1,120,341
02/20/2066	4.458%	3,388,211	3,798,617
02/20/2066	4.499%	2,035,805	2,279,907
07/20/2066	4.652%	474,155	525,263
08/20/2066	4.647%	995,187	1,128,567
12/20/2066	4.428%	488,942	553,580
12/20/2066	4.525%	628,586	709,361
01/20/2067	4.593%	370,160	409,949
04/20/2067	4.556%	2,867,259	3,245,146
04/20/2067	4.558%	425,728	470,264
06/20/2067	4.455%	1,894,594	2,141,873
06/20/2067	4.622%	764,722	871,219
08/20/2067	4.626%	724,372	786,718
08/20/2067	4.637%	2,301,064	2,644,005
08/20/2067	4.675%	635,317	730,774
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,343,036	1,900,267
CMO Series 2009-104 Class YD
11/20/2039	5.000%	3,094,623	3,541,450
CMO Series 2009-55 Class LX
07/20/2039	5.000%	3,366,112	3,847,378
CMO Series 2009-67 Class DB
08/20/2039	5.000%	3,908,914	4,461,707
CMO Series 2010-108 Class WL
04/16/2040	4.000%	4,154,191	4,574,934
CMO Series 2010-120 Class AY
09/20/2040	4.000%	4,080,219	4,527,440
CMO Series 2010-135 Class PE
10/16/2040	4.000%	9,761,671	10,844,944
CMO Series 2011-22 Class PL
02/20/2041	5.000%	2,015,000	2,490,094
CMO Series 2013-170 Class WZ
11/16/2043	3.000%	808,862	882,306
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	145,185	145,355
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-3 Class EP
02/16/2043	2.750%	13,315,201	14,073,316
CMO Series 2018-115 Class DE
08/20/2048	3.500%	4,975,920	5,295,002
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	793,901
CMO Series 2019-H04 Class NA
09/20/2068	3.500%	930,419	1,017,841
CMO Series 2019-H17
03/20/2069	3.000%	1,835,082	1,962,532
Government National Mortgage Association(b)
1-year CMT + 1.135% 03/20/2066	2.345%	457,123	461,499
1-year CMT + 0.692% 04/20/2066	1.902%	650,207	651,832
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	12.113%	199,017	221,429
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	38.636%	964,601	2,074,391
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	1.509%	781,751	781,748
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	1.366%	299,773	298,510
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	0.621%	232,669	231,287
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% Floor 0.560% 09/20/2062	1.576%	263,326	263,477
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	1.716%	8,104	8,130
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	1.666%	7,226	7,242

52	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	1.716%	28,272	28,824
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	0.432%	362,598	362,393
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	1.356%	341,024	339,615
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	1.416%	40,672	40,587
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	1.416%	1,935,126	1,928,232
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	1.486%	1,671,125	1,668,856
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	1.566%	621,853	622,098
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	1.516%	584,682	584,322
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	1.616%	4,199,149	4,204,305
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	1.616%	384,404	384,823
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 999.000% 12/20/2061	1.716%	21,961	22,037
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650% 06/20/2066	1.666%	4,216,592	4,226,348
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	1.316%	3,918,771	3,890,714
CMO Series 2019-H01 Class FL
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 12/20/2068	1.466%	834,636	832,762
CMO Series 2019-H10 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 05/20/2069	1.416%	3,430,314	3,429,763
Government National Mortgage Association(b),(g)
CMO Series 2010-31 Class ES
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 03/20/2040	4.829%	16,998,543	2,716,726
CMO Series 2011-13 Class S
1-month LIBID + 5.950% Cap 5.950% 01/16/2041	5.768%	8,600,052	1,807,451
CMO Series 2011-30 Class SB
1-month LIBID + 6.600% Cap 6.600% 02/20/2041	6.429%	4,885,818	1,144,622
CMO Series 2015-155 Class SA
-1.0 x 1-month USD LIBOR + 5.700% Cap 5.700% 10/20/2045	5.529%	8,675,674	1,194,631
CMO Series 2019-86 Class SG
-1.0 x 1-month USD LIBOR + 5.600% Cap 5.600% 07/20/2049	5.429%	9,840,323	1,648,639
Government National Mortgage Association(f)
CMO Series 2010-H17 Class XQ
07/20/2060	5.300%	33,841	35,669
CMO Series 2017-H04 Class DA
12/20/2066	4.399%	6,870	7,058
Series 2003-72 Class Z
11/16/2045	5.291%	456,266	502,404
Government National Mortgage Association(f),(g)
CMO Series 2014-150 Class IO
07/16/2056	0.502%	25,055,757	747,343
CMO Series 2014-H05 Class AI
02/20/2064	1.516%	5,634,770	372,395
CMO Series 2014-H14 Class BI
06/20/2064	1.814%	7,254,007	554,228

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	53

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-H15 Class HI
05/20/2064	1.431%	9,924,881	515,728
CMO Series 2014-H20 Class HI
10/20/2064	1.244%	3,507,271	194,064
CMO Series 2015-163 Class IO
12/16/2057	0.764%	4,154,067	177,785
CMO Series 2015-189 Class IG
01/16/2057	0.903%	26,351,799	1,402,904
CMO Series 2015-30 Class IO
07/16/2056	0.913%	5,948,823	307,428
CMO Series 2015-32 Class IO
09/16/2049	0.806%	9,970,738	408,573
CMO Series 2015-73 Class IO
11/16/2055	0.730%	6,169,134	258,529
CMO Series 2015-9 Class IO
02/16/2049	0.939%	20,016,516	925,962
CMO Series 2015-H22 Class BI
09/20/2065	1.957%	2,862,265	197,461
CMO Series 2016-72 Class IO
12/16/2055	0.889%	15,151,279	761,382
Government National Mortgage Association(g)
CMO Series 2016-88 Class PI
07/20/2046	4.000%	12,102,471	1,795,980
CMO Series 2017-101 Class AI
07/20/2047	4.000%	9,169,370	1,212,977
CMO Series 2017-52 Class AI
04/20/2047	6.000%	7,144,843	1,357,837
CMO Series 2017-68 Class TI
05/20/2047	5.500%	2,917,299	511,076
CMO Series 2019-108 Class MI
07/20/2049	3.500%	16,222,494	2,681,666
CMO Series 2019-99 Class AI
08/16/2049	4.000%	6,662,712	1,552,038
Government National Mortgage Association TBA(e)
07/20/2047- 06/22/2050	2.500%	11,425,000	12,003,028
06/22/2050	3.000%	11,850,000	12,544,336
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,638,005	5,133,183
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
07/18/2034- 07/14/2050	2.500%	108,325,000	112,396,908
06/17/2035- 07/15/2049	3.000%	73,895,000	77,558,680
06/11/2050	5.000%	8,000,000	8,743,125
07/14/2050	2.000%	5,700,000	5,814,000
Total Residential Mortgage-Backed Securities - Agency (Cost $1,610,141,905)			1,690,707,458

Residential Mortgage-Backed Securities - Non-Agency 5.7%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month USD LIBOR + 0.240% Floor 0.240% 04/25/2036	0.408%	11,519,000	10,042,095
Ajax Mortgage Loan Trust(a),(f)
CMO Series 2019-F Class A1
07/25/2059	2.860%	10,649,928	10,675,005
ASG Resecuritization Trust(a),(f)
CMO Series 2009-2 Class G75
05/24/2036	3.330%	1,005,442	1,007,748
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	988,464	977,659
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	733,776	677,765
Banc of America Funding Trust(p)
CMO Series 2006-D Class 3A1
05/20/2036	3.590%	1,213,364	1,133,942
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.210% Floor 0.210% 05/20/2047	0.591%	2,604,912	2,566,533
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,537,213	1,574,185
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	0.318%	2,792,226	2,507,224
Chase Mortgage Finance Corp.(a),(f)
CMO Series 2019-1 Class B2
03/25/2050	3.977%	988,959	976,611
Subordinated, Series 2016-SH1 Class M2
04/25/2045	3.750%	441,112	439,523

54	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(b)
CMO Series 2017-3 Class A1
1-month USD LIBOR + 2.000% 01/25/2057	2.173%	5,335,753	5,296,177
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.249%	7,924,338	7,564,638
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	11,281,735	10,436,766
CIM Trust(a),(f)
CMO Series 2019-J2 Class B1
10/25/2049	3.841%	885,848	843,662
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,033,865
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	648,110	682,926
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2014-12 Class 3A1
10/25/2035	3.757%	641,600	645,174
CMO Series 2015-A Class A4
06/25/2058	4.250%	382,553	404,952
COLT Mortgage Loan Trust(a),(f)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	2,000,000	1,964,536
COLT Mortgage Loan Trust(a)
Subordinated CMO Series 2019-4 Class A3
11/25/2049	2.988%	1,456,241	1,417,827
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
1-month USD LIBOR + 2.450% 07/25/2031	2.618%	876,093	862,964
CMO Series 2019-R02 Class 1M2
1-month USD LIBOR + 2.300% Floor 2.300% 08/25/2031	2.468%	1,525,184	1,490,730
CMO Series 2020-R02 Class 2M2
1-month USD LIBOR + 2.000% 01/25/2040	2.168%	1,000,000	904,279
CMO Series 2020-SBT1 Class 1M2
1-month USD LIBOR + 3.650% 02/25/2040	3.818%	1,500,000	1,143,379
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	3.818%	1,500,000	1,143,379
Subordinated CMO Series 2019-R05 Class 1B1
1-month USD LIBOR + 4.100% 07/25/2039	4.268%	2,000,000	1,554,386
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, CMO Series 2018-R07 Class 1M2
1-month USD LIBOR + 2.400% 04/25/2031	2.568%	2,972,496	2,919,641
Countrywide Home Loan Mortgage Pass-Through Trust(f)
CMO Series 2007-HY5 Class 1A1
09/25/2047	4.263%	517,152	447,219
Credit Suisse Mortgage Capital Certificates(a),(f)
CMO Series 2011-12R Class 3A1
07/27/2036	4.106%	493,498	489,279
Credit Suisse Mortgage Trust(a),(d),(f)
CMO Series 2020-WL1 Class A1
12/25/2059	2.000%	9,590,110	9,470,234
Credit-Based Asset Servicing & Securitization LLC(f)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	3,939,965	1,600,361
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	5,226,695	5,281,427
CSMC Trust(a),(f)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	10,522,821	11,019,491
CSMCM Trust Certificates(a),(f)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	3,101,184	3,124,009
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2018-2A Class M1
04/25/2058	4.375%	1,000,000	980,953
CMO Series 2019-1A Class M1
01/25/2059	4.402%	2,500,000	2,416,652
CMO Series 2020-1 Class M1
01/25/2060	3.010%	1,000,000	921,492
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,925,000	1,997,938
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 11.000% 10/19/2045	0.462%	1,607,177	1,451,128
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	0.372%	2,403,712	1,983,904
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.968%	493,283	470,673

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	55

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% 05/25/2025	4.168%	2,699,074	2,550,070
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	5.168%	526,378	525,574
CMO Series 2015-C03 Class 2M2
1-month USD LIBOR + 5.000% 07/25/2025	5.168%	1,270,535	1,284,634
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	5.868%	2,214,404	2,334,086
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	5.718%	2,150,620	2,262,743
CMO Series 2016-C04 Class 1M2
1-month USD LIBOR + 4.250% 01/25/2029	4.418%	2,873,227	2,946,070
CMO Series 2016-C05 Class 2M2
1-month USD LIBOR + 4.450% Floor 4.450% 01/25/2029	4.618%	2,969,482	2,993,174
CMO Series 2016-C07 Class 2M2
1-month USD LIBOR + 4.350% 05/25/2029	4.518%	2,562,080	2,626,059
CMO Series 2017-C02 Class 2M2
1-month USD LIBOR + 3.650% 09/25/2029	3.818%	4,005,352	4,004,146
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	3.168%	4,200,000	4,205,269
CMO Series 2017-C04 Class 2M2
1-month USD LIBOR + 2.850% 11/25/2029	3.018%	3,788,534	3,722,006
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	2.368%	2,770,678	2,683,061
CMO Series 2017-C06 Class 1M2
1-month USD LIBOR + 2.650% Floor 2.650% 02/25/2030	2.818%	179,467	175,985
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	2.968%	709,226	689,669
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% Floor 2.400% 05/25/2030	2.568%	3,926,987	3,842,159
CMO Series 2017-C07 Class 2M2
1-month USD LIBOR + 2.500% Floor 2.500% 05/25/2030	2.668%	2,911,069	2,794,014
CMO Series 2018-C01 Class 1M2
1-month USD LIBOR + 2.250% Floor 2.250% 07/25/2030	2.418%	4,400,000	4,278,653
CMO Series 2018-C02 Class 2M2
1-month USD LIBOR + 2.200% Floor 2.200% 08/25/2030	2.368%	4,457,283	4,232,749
CMO Series 2018-C05 Class 1M2
1-month USD LIBOR + 2.350% Floor 2.350% 01/25/2031	2.518%	8,690,366	8,428,903
CMO Series 2018-C06 Class 1M2
1-month USD LIBOR + 2.000% Floor 2.000% 03/25/2031	2.168%	3,037,978	2,901,269
CMO Series 2018-C06 Class 2M2
1-month USD LIBOR + 2.100% Floor 2.100% 03/25/2031	2.268%	5,285,900	5,073,674
Subordinated, CMO Series 2018-C03 Class 1M2
1-month USD LIBOR + 2.150% Floor 2.150% 10/25/2030	2.318%	6,500,000	6,304,422
Federal Home Loan Mortgage Corp.(a),(b)
CMO Series 2020-HQA1 Class M2
1-month USD LIBOR + 1.900% 01/25/2050	2.068%	300,000	251,452
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.168%	3,639,454	3,682,779
CMO Series 2016-DNA1 Class M3
1-month USD LIBOR + 5.550% 07/25/2028	5.718%	5,021,067	5,370,469
CMO Series 2017-DNA2 Class M2
1-month USD LIBOR + 3.450% 10/25/2029	3.618%	1,500,000	1,525,290
CMO Series 2017-DNA3 Class M2
1-month USD LIBOR + 2.500% 03/25/2030	2.668%	3,000,000	2,999,999

56	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-HQA2 Class M2
1-month USD LIBOR + 2.650% 12/25/2029	2.818%	3,050,138	3,057,791
CMO Series 2017-HQA3 Class M2
1-month USD LIBOR + 2.350% 04/25/2030	2.518%	3,077,079	3,061,640
CMO Series 2018-HQA1 Class M2
1-month USD LIBOR + 2.300% 09/25/2030	2.468%	1,744,987	1,626,781
Series 2016-HQA2 Class M3
1-month USD LIBOR + 5.150% 11/25/2028	5.318%	2,300,000	2,369,057
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	2.818%	973,869	928,755
CMO Series 2019-HQA2 Class M2
1-month USD LIBOR + 2.050% Floor 2.050% 04/25/2049	2.218%	1,640,487	1,551,576
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	2.018%	3,000,000	2,742,548
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.268%	1,300,000	1,084,179
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	0.378%	1,933,200	1,645,721
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	0.587%	4,150,232	2,366,818
First Horizon Mortgage Pass-Through Trust(f)
CMO Series 2007-AR1 Class 1A1
05/25/2037	3.844%	340,853	220,530
Flagstar Mortgage Trust(a),(f)
CMO Series 2019-2 Class B1
12/25/2049	4.197%	926,132	942,425
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.537%	967,717	951,256
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.197%	990,516	954,785
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
1-month USD LIBOR + 3.900% 12/25/2027	4.068%	2,623,655	2,652,918
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galton Funding Mortgage Trust(a),(f)
CMO Series 2018-2 Class B2
10/25/2058	4.750%	489,491	490,133
CMO Series 2019-1 Class A21
02/25/2059	4.500%	1,497,021	1,521,307
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,672,550	1,696,705
CMO Series 2019-1 Class B2
02/25/2059	4.500%	937,120	926,658
GCAT LLC(a),(f)
CMO Series 2019-4 Class A1
11/26/2049	3.228%	10,009,446	9,677,545
GS Mortgage-Backed Securities Corp. Trust(a),(f)
CMO Series 2019-PJ1 Class A1
08/25/2049	4.000%	598,115	606,643
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	291,904	297,375
CMO Series 2020-PJ2 Class A4
07/25/2050	3.500%	1,838,877	1,883,843
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.870% 11/25/2034	1.038%	1,738,314	1,652,259
GSR Mortgage Loan Trust(f)
CMO Series 2006-AR2 Class 2A1
04/25/2036	3.589%	1,459,153	1,170,193
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.372%	7,881,732	6,492,679
Homeward Opportunities Fund I Trust(a),(f)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	732,347	708,637
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.360% Floor 0.360% 12/25/2035	0.528%	5,920,000	5,563,173
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 04/25/2047	0.448%	5,406,862	4,960,596
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH5 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 06/25/2037	0.428%	4,389,002	4,292,307

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	57

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	281,704	254,904
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	35,306	32,748
JPMorgan Mortgage Trust(a),(f)
CMO Series 2017-3 Class 1A13
08/25/2047	3.500%	2,929,846	2,956,822
CMO Series 2017-4 Class A7
11/25/2048	3.500%	500,000	502,961
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	1,051,842	1,063,711
CMO Series 2019-1 Class A3
05/25/2049	4.000%	2,885,786	2,955,833
CMO Series 2019-2 Class A3
08/25/2049	4.000%	1,251,360	1,286,358
CMO Series 2019-3 Class A3
09/25/2049	4.000%	366,615	376,843
CMO Series 2019-5 Class A3
11/25/2049	4.000%	2,392,421	2,451,178
CMO Series 2019-8 Class A15
03/25/2050	3.500%	1,169,515	1,180,213
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	739,919	753,402
CMO Series 2019-LTV1 Class A3
06/25/2049	4.000%	1,692,754	1,738,247
CMO Series 2019-LTV2 Class A18
12/25/2049	4.000%	643,459	659,779
CMO Series 2019-LTV3 Class B3
03/25/2050	4.584%	1,659,181	1,478,254
CMO Series 2020-1 Class A15
06/25/2050	3.500%	2,747,119	2,683,706
CMO Series 2020-2 Class A15
07/25/2050	3.500%	1,873,444	1,901,154
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.522%	463,640	427,380
Subordinated CMO Series 2018-5 Class A13
10/25/2048	3.500%	963,139	968,731
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.271%	986,073	1,031,614
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.487%	1,977,624	1,621,022
Subordinated, CMO Series 2017-3 Class B1
08/25/2047	3.826%	1,396,553	1,407,183
Subordinated, CMO Series 2017-6 Class B2
12/25/2048	3.818%	570,584	550,273
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, CMO Series 2018-8 Class B1
01/25/2049	4.202%	1,160,697	1,195,259
Subordinated, CMO Series 2018-8 Class B2
01/25/2049	4.202%	967,248	966,929
Subordinated, CMO Series 2019-2 Class B2
08/25/2049	4.639%	2,250,276	2,251,387
Subordinated, CMO Series 2019-LTV1 Class B1
06/25/2049	4.899%	2,409,781	2,340,331
Subordinated, CMO Series 2019-LTV1 Class B2
06/25/2049	4.899%	2,067,555	1,968,475
Subordinated, CMO Series 2019-LTV2 Class B2
12/25/2049	4.842%	985,411	932,015
Subordinated, CMO Series 2019-LTV2 Class B3
12/25/2049	4.842%	985,411	901,491
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	1.237%	1,631,273	1,549,530
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	105,523	106,020
JPMorgan Trust(a),(f)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.661%	899,869	897,854
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	3,474,555	3,458,852
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	1,929,626	1,870,319
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2019-GS2 Class A1
01/25/2059	3.750%	1,756,434	1,722,264
CMO Series 2019-GS4 Class A1
05/25/2059	3.438%	2,793,820	2,683,413
CMO Series 2019-GS6 Class A1
06/25/2059	3.000%	1,218,146	1,154,374
CMO Series 2019-SL1 Class A
12/28/2054	4.000%	956,615	932,457
CMO Series 2020-GS1 Class A1
10/25/2059	2.882%	4,679,024	4,337,151
Legacy Mortgage Asset Trust(a),(d),(f)
CMO Series 2019-PR1 Class A1
09/25/2059	3.858%	5,953,836	5,507,299
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2035	0.968%	745,004	737,329

58	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	0.468%	1,902,678	1,816,286
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.260% Floor 0.260% 02/25/2046	1.007%	1,824,152	1,538,160
Long Beach Mortgage Loan Trust(b)
CMO Series 2005-1 Class M3
1-month USD LIBOR + 0.870% Floor 0.870% 02/25/2035	1.038%	2,469,769	2,458,622
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	0.318%	5,240,232	3,670,297
LSTAR Securities Investment Trust(a),(b)
CMO Series 2019-2 Class A1
1-month USD LIBOR + 1.500% 04/01/2024	1.870%	1,171,244	1,150,627
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	752,934	767,117
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	0.827%	20,731,750	10,870,629
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	594,394	599,154
Morgan Stanley Resecuritization Trust(a),(f)
CMO Series 2015-R4 Class 4B1
08/26/2047	3.647%	5,101,624	5,023,807
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 12/25/2035	0.688%	1,255,072	1,167,268
MRA Issuance Trust(a),(b)
CMO Series 2020-1 Class A
1-month USD LIBOR + 1.400% 12/08/2020	2.981%	15,210,108	15,211,154
MRA Issuance Trust(a),(b),(d)
Series 2019-3 Class A2
1-month USD LIBOR + 1.150% 05/31/2020	1.334%	4,928,400	4,928,400
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MRAIT(a),(b),(d)
CMO Series 2019-3 Class A
1-month USD LIBOR + 1.150% 11/10/2020	1.334%	18,900,000	18,829,125
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	0.918%	2,491,735	2,438,094
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-NQM2 Class A2
04/25/2049	3.701%	2,149,114	2,137,232
CMO Series 2019-NQM3 Class A3
07/25/2049	3.086%	1,592,459	1,539,731
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.718%	247,864	243,752
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.568%	92,752	91,535
OBX Trust(a),(f)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	867,308	882,846
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	623,566	625,179
RALI Trust(f)
CMO Series 2005-QA4 Class A41
04/25/2035	4.016%	287,246	241,703
RALI Trust(f),(g)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.444%	35,849,831	447,470
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.593%	17,974,617	464,333
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.175%	37,939,447	243,962
RFMSI Trust(f)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.810%	1,154,359	836,874
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.225%	359,250	307,423
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	781,478	830,450

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	59

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated, CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% Floor 0.390% 10/25/2035	0.753%	4,748,497	4,671,569
Sequoia Mortgage Trust(a),(f)
CMO Series 2019-1 Class A1
02/25/2049	4.000%	1,036,739	1,055,897
CMO Series 2019-3 Class A2
09/25/2049	3.500%	1,361,198	1,403,307
CMO Series 2019-4 Class A19
11/25/2049	3.500%	888,536	894,143
CMO Series 2019-CH1 Class A1
03/25/2049	4.500%	1,708,723	1,746,485
CMO Series 2019-CH1 Class B1B
03/25/2049	5.031%	2,936,944	3,080,775
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	1,106,396	1,128,920
CMO Series 2020-1 Class A19
02/25/2050	3.500%	890,099	925,861
CMO Series 2020-1 Class A7
02/25/2050	3.500%	1,000,000	1,030,440
CMO Series 2020-2 Class A19
03/25/2050	3.500%	969,698	975,625
CMO Series 2020-3 Class A19
04/25/2050	3.000%	2,929,606	3,023,216
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.442%	697,560	640,118
Subordinated, CMO Series 2015-1 Class B1
01/25/2045	3.874%	821,699	834,354
Subordinated, CMO Series 2018-6 Class B1
07/25/2048	4.197%	1,197,555	1,208,005
Subordinated, CMO Series 2019-2 Class B2
06/25/2049	4.242%	1,949,529	1,906,331
Sequoia Mortgage Trust(f)
Subordinated, CMO Series 2013-3 Class B3
03/25/2043	3.510%	1,232,513	1,216,906
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2019-1 Class A3
06/25/2049	3.299%	1,096,654	1,058,461
Structured Adjustable Rate Mortgage Loan Trust(f)
CMO Series 2004-20 Class 1A2
01/25/2035	3.707%	717,719	676,935
CMO Series 2006-5 Class 1A1
06/25/2036	3.936%	1,466,780	1,336,807
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Securities Corp. Mortgage Loan Trust(a),(b)
CMO Series 2006-GEL4 Class A3
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2036	0.768%	93,563	93,509
Towd Point Mortgage Trust(a),(f)
CMO Series 2017-6 Class A1
10/25/2057	2.750%	4,012,716	4,090,161
CMO Series 2017-6 Class A2
10/25/2057	3.000%	2,500,000	2,552,304
Verus Securitization Trust(a),(f)
CMO Series 2019-1 Class A2
02/25/2059	3.938%	2,069,519	2,088,681
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	0.318%	4,297,752	2,441,174
WaMu Mortgage Pass-Through Certificates Trust(f)
CMO Series 2003-AR8 Class A
08/25/2033	4.420%	406,279	394,938
CMO Series 2004-AR4 Class A6
06/25/2034	4.453%	3,451,442	3,251,419
CMO Series 2004-AR7 Class A6
07/25/2034	4.508%	1,492,089	1,447,952
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.640%	4,007,048	3,481,367
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.229%	606,117	524,316
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% Floor 0.320%, Cap 10.500% 08/25/2045	0.808%	1,190,728	1,178,802
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.270% 12/25/2045	0.708%	3,394,606	3,108,091
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% Floor 0.310%, Cap 10.500% 01/25/2045	0.788%	1,256,561	1,172,499
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 10.500% 07/25/2045	0.748%	2,820,353	2,572,067
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 10.500% 07/25/2045	0.808%	916,072	853,560

60	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	2.444%	2,021,444	1,872,158
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	2.484%	629,866	579,372
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	0.478%	2,725,602	2,392,515
Wells Fargo Mortgage Backed Securities(a),(f)
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.689%	1,142,349	1,104,593
Wells Fargo Mortgage Backed Securities Trust(a),(f)
CMO Series 2019-1 Class A1
11/25/2048	4.000%	1,293,173	1,314,265
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.474%	1,989,511	1,771,843
Wells Fargo Mortgage-Backed Securities Trust(a),(f)
CMO Series 2020-1 Class B2
12/25/2049	3.474%	994,756	937,987
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $491,914,160)			478,521,565

Senior Loans 0.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm Inc.(b),(q),(r)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.424%	743,100	679,476
Airlines 0.0%
American Airlines, Inc.(b),(q),(r)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027		250,000	176,875
Automotive 0.0%
Panther BF Aggregator 2 LP(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	3.674%	497,500	472,625
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Charter Communications Operating LLC/Safari LLC(b),(r)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.930%	249,373	243,815
CSC Holdings LLC(b),(r)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	2.434%	1,382,500	1,329,357
Total			1,573,172
Electric 0.0%
Vistra Operations Co., LLC(b),(r)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.925%	289,206	283,060
Environmental 0.0%
Clean Harbors, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	1.924%	392,929	387,648
GFL Environmental, Inc.(b),(q),(r)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.000%	949,327	935,561
Total			1,323,209
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(r)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	175,812	165,766
Delos Finance SARL(b),(q),(r)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	3.200%	600,000	572,628
Total			738,394
Food and Beverage 0.0%
Hostess Brands LLC(b),(q),(r)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2025		748,120	724,973

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	61

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.0%
Caesars Entertainment Operating Co., LLC(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/07/2024	2.174%	342,261	332,165
Churchill Downs, Inc.(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.180%	392,965	377,246
Total			709,411
Health Care 0.1%
Change Healthcare Holdings, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	1,000,000	971,670
Gentiva Health Services, Inc.(b),(r)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% 07/02/2025	3.438%	246,875	239,469
IQVIA, Inc./Quintiles IMS(b),(r)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	1.924%	589,420	572,475
MPH Acquisition Holdings LLC(b),(r)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023	4.200%	410,553	393,531
Total			2,177,145
Other Industry 0.0%
PowerTeam Services, LLC(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.700%	1,458,435	1,377,010
Packaging 0.0%
Berry Global, Inc.(b),(r)
Tranche Y Term Loan
1-month USD LIBOR + 2.000% 07/01/2026	2.222%	744,375	725,766
Reynolds Group Holdings, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.924%	564,567	546,337
Total			1,272,103
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.1%
Bausch Health Companies, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.171%	1,225,220	1,199,405
Elanco Animal Health, Inc.(b),(q),(r)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 02/04/2027		2,800,000	2,709,000
Total			3,908,405
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(r)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.924%	560,465	537,346
Technology 0.0%
CommScope, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.424%	746,250	715,467
SS&C Technologies Holdings, Inc.(b),(r)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.924%	148,169	143,262
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.924%	103,260	99,840
Total			958,569
Wireless 0.1%
SBA Senior Finance II LLC(b),(r)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.930%	731,963	710,999
T-Mobile U.S.A., Inc.(b),(q),(r)
Term Loan
1-month USD LIBOR + 3.000% 04/01/2027		1,735,000	1,734,601
Total			2,445,600
Wirelines 0.0%
CenturyLink, Inc.(b),(r)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.424%	249,375	238,971
Telenet Financing USD LLC(b),(r)
Tranche AR Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.184%	750,000	721,560

62	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(b),(r)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.174%	1,250,000	1,200,787
Total			2,161,318
Total Senior Loans (Cost $21,636,939)			21,518,691

Treasury Bills 3.4%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 3.4%
U.S. Treasury
03/31/2022	0.160%	10,380,000	10,420,547
04/30/2022	0.160%	1,295,000	1,294,039
U.S. Treasury Bills
06/09/2020	0.250%	5,820,000	5,819,555
06/30/2020	0.090%	3,000,000	2,999,757
08/20/2020	0.140%	3,000,000	2,999,066
10/01/2020	0.160%	2,025,000	2,023,910
10/08/2020	0.150%	209,050,000	208,937,289
10/20/2020	0.150%	17,365,000	17,354,754
10/22/2020	0.160%	7,350,000	7,345,444
11/05/2020	0.150%	18,480,000	18,468,066
U.S. Treasury Bills(s)
06/18/2020	0.100%	190,000	189,989
09/10/2020	0.150%	10,280,000	10,275,592
Total			288,128,008
Total Treasury Bills (Cost $288,073,272)			288,128,008

U.S. Government & Agency Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(s)
10/05/2022	2.000%	4,030,000	4,196,421
Federal National Mortgage Association(i)
STRIPS
10/08/2027	0.000%	4,000,000	3,660,653
05/15/2030	0.000%	1,000,000	869,770
Residual Funding Corp.(i)
STRIPS
01/15/2030	0.000%	7,351,000	6,468,131
04/15/2030	0.000%	425,000	372,129
Resolution Funding Corp.(i)
STRIPS
01/15/2029	0.000%	1,935,000	1,727,373
04/15/2029	0.000%	1,220,000	1,081,809
04/15/2030	0.000%	3,000,000	2,581,398
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Valley Authority Principal STRIP(i)
09/15/2024	0.000%	530,000	514,790
Total U.S. Government & Agency Obligations (Cost $18,949,192)			21,472,474

U.S. Treasury Obligations 7.8%

U.S. Treasury
05/15/2023	0.125%	6,761,000	6,748,323
12/31/2024	1.750%	67,680,000	72,184,950
03/31/2025	0.500%	27,540,000	27,798,188
04/30/2025	0.375%	56,637,000	56,822,840
04/30/2027	0.500%	7,049,000	7,054,507
05/15/2030	0.625%	43,027,000	42,946,324
05/15/2039	4.250%	24,695,000	38,207,795
05/15/2040	1.125%	3,905,000	3,874,064
05/15/2040	4.375%	32,730,000	51,744,084
11/15/2042	2.750%	27,195,000	34,762,859
02/15/2043	3.125%	42,230,000	57,228,248
11/15/2043	3.750%	7,775,000	11,572,602
02/15/2044	3.625%	1,470,000	2,152,861
05/15/2044	3.375%	1,490,000	2,107,419
11/15/2044	3.000%	1,520,000	2,036,088
08/15/2049	2.250%	10,420,000	12,543,075
02/15/2050	2.000%	54,675,000	62,739,562
05/15/2050	1.250%	24,760,000	23,831,500
U.S. Treasury(e)
05/31/2025	0.250%	9,200,000	9,177,778
U.S. Treasury(s)
08/15/2043	3.625%	30,925,000	45,150,500
05/15/2045	3.000%	20,880,000	28,047,712
U.S. Treasury(i)
STRIPS
11/15/2038	0.000%	3,220,000	2,545,184
02/15/2039	0.000%	1,610,000	1,264,919
05/15/2039	0.000%	9,580,000	7,511,319
11/15/2040	0.000%	2,465,000	1,865,793
11/15/2041	0.000%	3,500,000	2,574,688
05/15/2042	0.000%	1,390,000	1,010,899
08/15/2042	0.000%	510,000	367,977
11/15/2043	0.000%	9,279,000	6,498,925
11/15/2043	0.000%	7,025,000	5,011,350
02/15/2044	0.000%	5,980,000	4,162,641
02/15/2045	0.000%	935,000	638,904
U.S. Treasury(i),(s)
STRIPS
05/15/2043	0.000%	18,157,000	13,090,062
02/15/2045	0.000%	8,770,000	6,092,752
Total U.S. Treasury Obligations (Cost $600,130,029)			651,366,692

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	63

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(t),(u)	402,869,284	402,909,571
Total Money Market Funds (Cost $402,841,208)		402,909,571
Total Investments in Securities (Cost: $8,458,503,299)		8,646,046,191
Other Assets & Liabilities, Net		(285,244,282)
Net Assets		8,360,801,909
At May 31, 2020, securities and/or cash totaling $35,724,935 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	424	09/2020	USD	75,631,000	89,184	—
U.S. Treasury 10-Year Note	1,203	09/2020	USD	167,292,188	313,721	—
U.S. Treasury 2-Year Note	316	09/2020	USD	69,786,625	16,691	—
U.S. Treasury 5-Year Note	2,108	09/2020	USD	264,817,500	408,999	—
U.S. Treasury 5-Year Note	1,579	09/2020	USD	198,361,875	229,213	—
U.S. Treasury 5-Year Note	299	09/2020	USD	37,561,875	53,152	—
U.S. Ultra Bond 10-Year Note	227	09/2020	USD	35,713,484	127,086	—
U.S. Ultra Bond 10-Year Note	70	09/2020	USD	11,012,969	19,539	—
U.S. Ultra Treasury Bond	460	09/2020	USD	100,294,375	—	(268,986)
U.S. Ultra Treasury Bond	612	09/2020	USD	133,435,125	—	(538,012)
Total					1,257,585	(806,998)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(271)	09/2020	USD	(48,339,625)	—	(167,147)
U.S. Treasury 10-Year Note	(784)	09/2020	USD	(109,025,000)	—	(202,891)
U.S. Treasury 2-Year Note	(3,498)	09/2020	USD	(772,511,438)	—	(221,351)
U.S. Treasury 5-Year Note	(84)	09/2020	USD	(10,552,500)	—	(9,272)
U.S. Ultra Bond 10-Year Note	(481)	09/2020	USD	(75,674,828)	—	(185,556)
U.S. Ultra Bond 10-Year Note	(852)	09/2020	USD	(134,043,563)	—	(387,364)
Total					—	(1,173,581)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.109%	Receives Annually, Pays Annually	JPMorgan	03/16/2021	USD	61,730,000	(40,748)	—	—	—	(40,748)
Fixed rate of 1.830%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/15/2021	USD	249,280,000	5,667,061	—	—	5,667,061	—
Fixed rate of 1.604%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	09/15/2021	USD	110,185,000	1,850,967	—	—	1,850,967	—
Fixed rate of 1.381%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	09/15/2021	USD	82,194,000	1,340,151	—	—	1,340,151	—
Fixed rate of 1.480%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	09/15/2021	USD	57,640,000	945,170	—	—	945,170	—
64	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.000%	Receives Annually, Pays Annually	JPMorgan	03/10/2022	USD	66,740,000	(412,568)	—	—	—	(412,568)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.353%	Receives Annually, Pays Annually	JPMorgan	05/31/2022	USD	38,295,000	(2,158,558)	—	—	—	(2,158,558)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.360%	Receives Annually, Pays Annually	JPMorgan	09/27/2022	USD	148,540,000	(9,506,516)	—	—	—	(9,506,516)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.369%	Receives Annually, Pays Annually	JPMorgan	02/15/2042	USD	4,280,000	(654,004)	—	—	—	(654,004)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.508%	Receives Annually, Pays Annually	JPMorgan	11/15/2045	USD	8,759,000	336,428	—	—	336,428	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.553%	Receives Annually, Pays Annually	JPMorgan	11/15/2045	USD	1,210,000	33,353	—	—	33,353	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.253%	Receives Annually, Pays Annually	JPMorgan	11/15/2045	USD	2,343,000	(293,924)	—	—	—	(293,924)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.044%	Receives Annually, Pays Annually	JPMorgan	11/15/2045	USD	3,270,000	(294,012)	—	—	—	(294,012)
Total							(3,187,200)	—	—	10,173,130	(13,360,330)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	0.050%
3-Month USD LIBOR	London Interbank Offered Rate	0.344%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2020, the total value of these securities amounted to $2,187,403,726, which represents 26.16% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2020.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2020, the total value of these securities amounted to $2,090,000, which represents 0.02% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2020.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)	Zero coupon bond.
(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2020.
(l)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2020, the total value of these securities amounted to $8,210,605, which represents 0.10% of total net assets.
(m)	Principal and interest may not be guaranteed by a governmental entity.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	65

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2020, the total value of these securities amounted to $2,742,082, which represents 0.03% of total net assets.
(o)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(p)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(q)	Represents a security purchased on a forward commitment basis.
(r)	The stated interest rate represents the weighted average interest rate at May 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(s)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(t)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(u)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	352,368,551	4,559,681,366	(4,509,208,709)	68,363	402,909,571	(93,348)	3,676,677	402,869,284
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
66	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020